UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	8/31/2007

Date of reporting period:	5/31/2007

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia California Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds – 94.8%
CALIFORNIA – 84.6%
CA ABAG Finance Authority for Nonprofit Corporations
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.850% 03/01/39(a)	5,245,000	5,245,000
CA ABN AMRO Munitops Certificates Trust
	Series 2002,
	Insured: MBIA,
	SPA: ABN AMRO Bank N.V.
	3.790% 07/01/09(a)	14,485,000	14,485,000
	Series 2003,
	Insured: FGIC,
	SPA: ABN AMRO Bank N.V.
	3.790% 08/01/11(a)	8,895,000	8,895,000
	Series 2004:
	Insured: FGIC,
	SPA: ABN AMRO Bank N.V.
	3.790% 07/01/11(a)	10,590,000	10,590,000
	Insured: FSA,
	SPA: ABN AMRO Bank N.V.
	3.780% 06/01/12(a)	7,825,000	7,825,000
	Insured: MBIA,
	SPA: ABN AMRO Bank N.V.
	3.790% 08/01/12(a)	8,575,000	8,575,000
	Series 2005:
	Insured: AMBAC,
	SPA: ABN AMRO Bank N.V.
	3.790% 12/01/12(a)	6,925,000	6,925,000
	Insured: FGIC,
	SPA: ABN AMRO Bank N.V.
	3.600% 08/01/13(a)(b)	14,995,000	14,995,000
	Insured: FSA,
	SPA: ABN AMRO Bank N.V.
	3.790% 08/01/13(a)	10,000,000	10,000,000
	Insured: MBIA,
	SPA: ABN AMRO Bank N.V.:
	3.790% 06/01/13(a)	9,995,000	9,995,000
	3.790% 08/01/13(a)	8,845,000	8,845,000
	Series 2006:
	Insured: FGIC,
	SPA: ABN AMRO Bank N.V.
	3.790% 01/01/31(a)	14,545,000	14,545,000
	Insured: FSA,
	SPA: ABN AMRO Bank N.V.
	3.790% 05/01/14(a)	12,995,000	12,995,000
	Insured: MBIA,
	SPA: ABN AMRO Bank N.V.
	3.790% 11/01/13(a)	9,495,000	9,495,000
	Series 2007,
	Insured: MBIA,
	SPA: ABN AMRO Bank N.V.
	3.810% 07/01/15(a)	11,695,000	11,695,000

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Alameda Corridor Transportation Authority
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Merrill Lynch Capital Services
	3.800% 10/01/20(a)	8,695,000	8,695,000
CA Alameda County Industrial Development Authority
	Jeta LLC,
	Series 2004 A, AMT,
	LOC: Comerica Bank
	3.860% 04/01/34(a)	1,000,000	1,000,000
	OZ Enterprises LLC,
	Series 2005, AMT,
	LOC: Comerica Bank
	3.860% 08/01/35(a)	4,750,000	4,750,000
	Segale Family Trust,
	Series 2002, AMT,
	LOC: Bank of the West
	3.860% 10/01/32(a)	2,320,000	2,320,000
	York Fabrication, Inc.,
	Series 1996 A, AMT,
	LOC: Bank of the West, BNP Paribas
	3.770% 11/01/26(a)	5,200,000	5,200,000
CA Alameda County
	Multi-Family Housing Revenue,
	Series 2006, AMT,
	3.850% 04/01/48(a)	11,435,000	11,435,000
CA Arcadia Unified School District
	Series 2007 Class A,
	Insured: FSA,
	LIQ FAC: Bayerische Landesbank:
	3.780% 08/01/37(a)	11,880,000	11,880,000
	3.780% 08/01/37(a)	39,140,000	39,140,000
CA Azusa Multi-Family Housing Revenue
	Pacific Glen Apartments,
	Series 1994,
	Guarantor: FNMA
	3.690% 07/15/15(a)	5,000,000	5,000,000
CA Burbank Glendale Pasadena Airport Authority
	Series 2005, AMT,
	Insured: AMBAC:
	LIQ FAC: JPMorgan Chase & Co.
	3.810% 01/01/13(a)	5,690,000	5,690,000
	SPA: Merrill Lynch Capital Services
	3.840% 07/01/18(a)	2,885,000	2,885,000
CA Carlsbad Unified School District Certificates of Participation
	Series 2001,
	Insured: FSA,
	SPA: First Union National Bank
	3.630% 09/01/24(a)	1,700,000	1,700,000
CA City of Chula Vista
	Series 2006, AMT,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.800% 12/01/27(a)	3,125,000	3,125,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA City of Los Angeles
	Series 2006,
	4.500% 06/29/07	40,000,000	40,022,336
CA Clovis Unified School District
	Series 2005,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.830% 08/01/28(a)	505,000	505,000
CA Colton Joint Unified School District
	Series 2004,
	Insured: FGIC
	3.780% 02/01/12(a)	5,400,000	5,400,000
CA Covina Redevelopment Agency
	Shadowhills Apartments, Inc.,
	Series 1994 A,
	Guarantor: FNMA
	3.680% 12/01/15(a)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
	Serramonte Ridge LLC,
	Series 1999 A,
	3.680% 10/15/29(a)	6,700,000	6,700,000
CA Department of Water Resources
	Power Supply Revenue:
	Series 2002 C-15,
	LOC: Bank of Nova Scotia
	3.700% 05/01/22(a)	17,030,000	17,030,000
	Series 2002 C-6,
	Insured: AMBAC,
	SPA: Landesbank Baden-Wurttemberg
	3.800% 05/01/22(a)	20,000,000	20,000,000
	Series 2003:
	Insured: AMBAC,
	LOC: BNP Paribas
	3.590% 05/01/16(a)(b)	63,485,000	63,485,000
	Insured: MBIA
	3.780% 05/01/11(a)	75,000	75,000
	Series 2005 F-2,
	LOC: JPMorgan Chase Bank,
	LOC: Societe Generale
	3.850% 05/01/20(a)	81,855,000	81,855,000
	Series 2005 G-13,
	Insured: FGIC,
	SPA: Morgan Stanley Bank
	3.740% 05/01/18(a)	29,555,000	29,555,000
	Series 2007,
	LIQ FAC: Goldman Sachs
	3.780% 03/01/09(a)	63,995,000	63,995,000
	Series 2004 2168,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.780% 12/01/10(a)	5,135,000	5,135,000
	Supply Revenue,
	Series 2002 C-11,
	LOC: KBC Bank N.V.,
	LOC: Bank of New York
	3.800% 05/01/22(a)	15,000,000	15,000,000

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Desert Community College District
	Series 2005 912,
	Insured: MBIA,
	LIQ FAC: JPMorgan Chase Bank
	3.780% 02/01/13(a)	4,150,000	4,150,000
CA Deutsche Bank Spears/Lifers Trust
	Series 2007,
	LIQ FAC: Deutsche Bank A.G.:
	3.810% 08/01/27(a)	69,475,000	69,475,000
	3.810% 08/01/30(a)	19,485,000	19,485,000
CA Duarte Redevelopment Agency Certificates of Participation
	Johnson Duarte Partners,
	Series 1984 B,
	LOC: General Electric Capital Corp.
	3.670% 12/01/19(a)	5,000,000	5,000,000
	Piken Duarte Partners,
	Series 1984 A,
	LOC: General Electric Capital Corp.
	3.670% 12/01/19(a)	7,000,000	7,000,000
CA East Bay
	3.630% 09/10/07	115,000,000	115,000,000
CA Economic Recovery
	Series 2004,
	LIQ FAC: Citibank N.A.
	3.790% 07/01/23(a)	18,745,000	18,745,000
CA Educational Facilities Authority
	3.800% 06/15/07	13,000,000	13,000,000
	Life Chiropractic College,
	Series 1999,
	LOC: Bank of the West
	3.760% 01/01/25(a)	6,090,000	6,090,000
	Series 2000 A,
	LIQ FAC: Societe Generale
	3.780% 10/01/27(a)	14,275,000	14,275,000
CA Foothill-De Anza Community College District
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.780% 02/15/15(a)	5,505,000	5,505,000
CA Fremont Unified School District Certificates of Participation
	Series 2005,
	Insured: FSA,
	LOC: Dexia Credit Local
	3.700% 09/01/30(a)	10,500,000	10,500,000
CA Fremont Union High School District
	Series 2005,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.780% 09/01/23(a)	3,495,000	3,495,000

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Fullerton School District
	Series 2002,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.780% 08/01/21(a)	5,800,000	5,800,000
CA Golden State Tobacco Securitization Corp.
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.800% 06/01/35(a)	31,800,000	31,800,000
CA Goleta Water District Certificates of Participation
	Series 2003,
	Insured: MBIA,
	LIQ FAC: Citigroup Global Markets
	3.790% 12/01/22(a)	1,730,000	1,730,000
CA GS Pool Trust
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs,
	GIC: IXIS Financial Products
	3.860% 05/01/47(a)	6,718,597	6,718,597
CA Hayward
	Multi-Family Housing,
	Santa Clara Associates LLC,
	Series 1998 A, AMT,
	Guarantor: FNMA
	3.770% 03/15/33(a)	7,300,000	7,300,000
CA Health Facilities Financing Authority
	Series 2006 C,
	3.740% 06/01/41(a)	92,900,000	92,900,000
CA Housing Finance Agency
	Series 2000, AMT,
	Insured: AMBAC,
	LIQ FAC: Merrill Lynch Capital Shares
	3.830% 08/01/29(a)	5,755,000	5,755,000
	Series 2004 E-2, AMT,
	3.770% 02/01/35(a)	65,540,000	65,540,000
	Series 2005, AMT,
	LIQ FAC: Lloyds TSB Bank PLC,
	GIC: Trinity Funding Co. LLC
	3.820% 02/01/08(a)	4,680,000	4,680,000
CA Indio Multi-Family Housing Revenue
	Series 1996 A,
	Guarantor: FNMA
	3.680% 08/01/26(a)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
	Buck Institute for Age Research,
	Series 2001,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	3.720% 11/15/37(a)	36,500,000	36,500,000
	J Paul Getty Trust,
	Series D,
	3.800% 04/01/33(a)	6,925,000	6,925,000
	Series 2003 A:
	Insured: FGIC,
	3.800% 07/01/29(a)	7,000,000	7,000,000

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	LOC: Wells Fargo Bank N.A.
	3.720% 09/01/28(a)	3,950,000	3,950,000
	Traditional Baking, Inc.,
	Series 2003, AMT,
	LOC: Mellon Bank N.A.
	3.850% 08/01/28(a)	2,140,000	2,140,000
CA Irwindale Community Redevelopment Agency
	Series 2006,
	Insured: FSA,
	LIQ FAC: Dexia Credit Local
	3.770% 07/15/26(a)	7,110,000	7,110,000
CA Kern High School District
	Series 2005,
	Insured: FSA,
	LIQ FAC: Merrill Lynch Capital Services
	3.780% 08/01/25(a)	8,355,000	8,355,000
CA Lassen Municipal Utility District Revenue
	Series 1996 A, AMT,
	Insured: FSA,
	SPA: Credit Local de France
	3.810% 05/01/08(a)	1,300,000	1,300,000
CA Livermore Redevelopment Agency
	Series 2006, AMT,
	LIQ FAC: Citigroup Financial Products
	3.870% 07/01/37(a)	22,350,000	22,350,000
CA Long Beach Harbor Revenue
	Series 2005 MT-175,
	Insured: FGIC,
	LIQ FAC: Merrill Lynch Capital Services
	3.800% 05/15/15(a)	4,995,000	4,995,000
CA Los Angeles County Metropolitan Transportation Authority
	Sales Tax Revenue,
	Series 2004 A,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.800% 07/01/34(a)	9,700,000	9,700,000
CA Los Angeles Department of Airports
	Series 2002 C-1,
	LOC: BNP Paribas,
	LOC: Landesbank Baden-Wurttemberg
	3.630% 05/15/20(a)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
	Series 2001,
	Insured: MBIA,
	LIQ FAC: JPMorgan Chase Bank
	3.820% 01/01/09(a)	12,995,000	12,995,000
	Series 2002 A-2,
	LOC: National Australia Bank
	3.630% 07/01/35(a)	25,700,000	25,700,000

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	Series 2002 A-4,
	3.680% 07/01/35(a)	23,550,000	23,550,000
	Series 2002 A-6,
	3.630% 07/01/35(a)	18,000,000	18,000,000
	Series 2002 A-7,
	LOC: National Australia Bank
	3.680% 07/01/35(a)	5,100,000	5,100,000
	Series 2002 A-8,
	3.690% 07/01/35(a)	5,200,000	5,200,000
CA Los Angeles Harbor Department Revenue
	Series 2006 A, AMT,
	Insured: MBIA
	5.000% 08/01/07	2,000,000	2,003,699
	Series 2006 B, AMT,
	Insured: FGIC
	5.000% 08/01/07	3,990,000	3,997,379
	Series 2006, AMT,
	Insured: MBIA
	5.000% 08/01/07	1,645,000	1,648,738
CA Los Angeles Unified School District
	Series 2006:
	Insured: FGIC,
	LIQ FAC: Merrill Lynch Capital Services
	3.780% 07/01/25(a)	2,980,000	2,980,000
	Insured: AMBAC,
	LIQ FAC: Merrill Lynch & Co.
	3.780% 07/01/30(a)	8,285,000	8,285,000
	Series 2007:
	Insured: AMBAC,
	LOC: JPMorgan Chase Bank
	3.780% 01/01/15(a)	8,530,000	8,530,000
	Insured: MBIA,
	LIQ FAC: DEPFA Bank PLC
	3.650% 07/01/25(a)(b)	77,990,000	77,990,000
CA Los Angeles Wastewater System Revenue
	Series 2006 D,
	Insured: XLCA,
	SPA: Scotiabank
	3.690% 06/01/28(a)	80,000	80,000
CA Metropolitan Water District of Southern California
	Series 2007,
	LIQ FAC: JPMorgan Chase Bank
	3.780% 01/01/15(a)	7,110,000	7,110,000
CA Morgan Hill United School District
	Series 2000 S,
	Insured: FGIC,
	SPA: Societe Generale
	3.770% 08/01/25(a)	4,290,000	4,290,000
CA Municipal Securities Trust Certificates
	Series 2006 A,
	Insurer: AMBAC,
	LIQ FAC: Bear Stearns Capital Markets
	3.760% 02/13/18(a)	9,930,000	9,930,000
	Series 2006:
	Insured: MBIA,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	LIQ FAC: Bear Stearns Capital Markets
	3.820% 12/17/20(a)	13,130,000	13,130,000
	Insurer: FGIC,
	LIQ FAC: Bear Stearns Capital Markets
	3.820% 10/09/25(a)	8,715,000	8,715,000
	Series 2007 A,
	LIQ FAC: Bear Stearns Capital Markets
	3.820% 05/21/15(a)	7,000,000	7,000,000
	Series 2007 Class A:
	Insured: FGIC,
	LIQ FAC: Bear Stearns Capital Markets
	3.760% 06/16/11(a)	5,000,000	5,000,000
	LIQ FAC: Bear Stearns Capital Markets
	3.820% 06/01/47(a)	23,000,000	23,000,000
CA Oakland Redevelopment Agency
	Multi-Family Revenue,
	Series 2005, AMT,
	SPA: Lloyds TSB Bank PLC
	3.850% 10/01/50(a)	150,695,000	150,695,000
CA Oakland
	Series 2002 756,
	Insured: FGIC,
	LOC: Morgan Stanley
	3.780% 01/15/32(a)	9,239,000	9,239,000
CA Orange County Apartment Development Revenue
	Series 1985 Z,
	Insured: FHLMC
	3.670% 11/01/07(a)	15,500,000	15,500,000
	Series 1999 D,
	Insured: FHMLC
	3.680% 12/01/29(a)	6,600,000	6,600,000
	WLCO LF Partners,
	Series 1998 G-2, AMT,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	3.680% 11/15/28(a)	17,500,000	17,500,000
	WLDB Associates,
	Series 1999 A,
	3.680% 12/01/29(a)	18,000,000	18,000,000
CA Orange County Special Financing Authority
	Series 1995 B,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.700% 11/01/14(a)	14,900,000	14,900,000
	Series 1995 C,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.700% 11/01/14(a)	23,775,000	23,775,000
	Series 1995 D,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	3.700% 11/01/14(a)	17,170,000	17,170,000
	Series 1995 E,
	Insured: AMBAC,

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	SPA: Wachovia Bank N.A.
	3.700% 11/01/14(a)	10,625,000	10,625,000
CA Orange County Water District Revenue Certificates of Participation
	Series 2003,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.780% 02/15/11(a)	4,575,000	4,575,000
CA Pajaro Valley Unified School District Certificates of Participation
	School Facilities Bridge Funding,
	Series 2000,
	Insured: FSA,
	SPA: First Union National Bank
	3.630% 09/01/23(a)	115,000	115,000
CA Pasadena Water Revenue
	Series 2003,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.780% 06/01/27(a)	5,285,000	5,285,000
CA Peralta Community College District
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.780% 08/01/08(a)	5,845,000	5,845,000
CA Pleasanton Multi-Family Housing Revenue
	Greenbriar Bernal Apartments LP,
	Series 2001 A, AMT,
	Guarantor: FNMA
	3.770% 09/15/34(a)	2,900,000	2,900,000
CA Pollution Control Financing Authority
	Amador Valley Industries LLC,
	Series 2005 A,
	LOC: Wells Fargo Bank N.A.
	3.820% 06/01/15(a)	6,470,000	6,470,000
	Blue Line Transfer, Inc.,
	Series 2002 A, AMT,
	LOC: Wells Fargo Bank N.A.
	3.820% 08/01/14(a)	1,095,000	1,095,000
	CR&R, Inc.,
	Series 2006 A, AMT,
	LOC: Bank of the West
	3.850% 06/01/25(a)	3,920,000	3,920,000
	Marborg Industries,
	Series 2006 A, AMT,
	LOC: Pacific Capital Bank N.A.,
	LOC: Wachovia Bank N.A.
	3.820% 06/01/35(a)	5,465,000	5,465,000
	Pacific Gas & Electric Corp.,
	Series 1996 E,
	LOC: Bank One N.A.
	3.820% 11/01/26(a)	26,000,000	26,000,000
	Sierra Pacific Industries, Inc.,
	Series 1993,
	LOC: Wells Fargo Bank N.A.
	3.750% 02/01/13(a)	13,400,000	13,400,000
	Solid Waste Disposal,
	Series1998 A, AMT,

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	LOC: Comerica Bank
	3.870% 03/01/18(a)	695,000	695,000
	Southdown, Inc.,
	Series 1983,
	LOC: Wachovia Bank N.A.:
	3.750% 02/15/13(a)	8,000,000	8,000,000
	3.750% 09/15/13(a)	9,400,000	9,400,000
	US Borax, Inc.,
	Series 1995 A,
	LOC: Wachovia Bank N.A.
	3.710% 06/01/10(a)	4,795,000	4,795,000
CA Pomona Certificates of Participation
	Congregational Homes, Inc.,
	Series 2004,
	LOC: HSH Nordbank Agency
	3.680% 01/01/34(a)	17,770,000	17,770,000
CA Pomona Public Financing Authority
	Series 2007,
	Insured: AMBAC
	3.780% 05/01/42(a)	5,285,000	5,285,000
CA Poway Redevelopment Agency
	Tax Allocation,
	Series 2003,
	Insured: MBIA,
	LIQ FAC: Citigroup Global markets
	3.790% 06/15/20(a)	4,250,000	4,250,000
CA Public Works Board
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: BNP Paribas
	3.770% 01/01/20(a)	5,280,000	5,280,000
CA Rancho Water District Financing Authority
	Series 2001 B,
	Insured: FGIC,
	SPA: State Street Bank & Trust Co.
	3.630% 08/01/31(a)	25,980,000	25,980,000
CA Reset Optional Certificates Trust II-R
	Series 2006,
	Insured: FSA,
	LIQ FAC: Well Fargo Bank N.A.
	3.790% 09/01/25(a)	2,830,000	2,830,000
CA Riverside County Housing Authority
	AP II Murrieta LP,
	Series 1998 A, AMT,
	Insured: FHLMC
	3.780% 01/15/29(a)	12,600,000	12,600,000
CA Rowland Unified School District
	Series 2003,
	Insured: FSA,
	LIQ FAC: Citigroup Global Markets
	3.790% 08/01/22(a)	5,910,000	5,910,000

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Sacramento
	3.550% 08/23/07	120,000,000	120,000,000
CA Sacramento County Housing Authority
	Wasatch Pool Holdings LLC,
	Series 2001 F,
	Guarantor: FNMA
	3.770% 02/15/31(a)	3,750,000	3,750,000
CA San Bernardino County Certificates of Participation
	Series 1996,
	SPA: BNP Paribas
	3.680% 07/01/15(a)	2,600,000	2,600,000
CA San Bernardino County Housing Authority
	Multi-Family Housing Revenue:
	Indian Knoll Apartments,
	Series 1985 A,
	Guarantor: FNMA
	3.690% 05/15/31(a)	3,580,000	3,580,000
	Reche Canyon Apartments,
	Series 1985,
	Guarantor: FNMA
	3.710% 05/15/30(a)	3,500,000	3,500,000
CA San Diego Housing Authority
	Multi-Family Housing Revenue,
	Swift Real Estate Partners,
	Series 2004 C,
	Guarantor: FNMA
	3.680% 01/15/35(a)	11,915,000	11,915,000
CA San Francisco City & County Redevelopment Agency
	Multi-Family Housing Revenue:
	8th & Howard Family Apartments,
	Series 2000 B, AMT,
	LOC: Citibank N.A.
	3.840% 12/01/34(a)	6,305,000	6,305,000
	Fillmore Center:
	Series 1992 B-1,
	LOC: Credit Suisse First Boston Bank
	3.720% 12/01/17(a)	46,800,000	46,800,000
	Series 1992 A,
	LOC: Credit Suisse First Boston Bank
	3.720% 12/01/17(a)	30,100,000	30,100,000
	Series 1992, AMT,
	LOC: Credit Suisse First Boston Bank
	3.760% 12/01/17(a)	3,000,000	3,000,000
	South Harbor,
	Series 1986,
	LOC: Credit Local de France
	3.800% 12/01/16(a)	6,400,000	6,400,000
CA San Joaquin County Transportation Authority
	3.570% 06/07/07	40,000,000	40,000,000
CA San Joaquin Hills Transportation Corridor Agency
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Morgan Stanley
	3.800% 01/15/34(a)	5,680,000	5,680,000

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	Series 2007,
	LIQ FAC: Goldman Sachs
	3.810% 01/01/26(a)	3,140,000	3,140,000
CA San Jose Multi-Family Housing Revenue
	Fairfield Trestles LP,
	Series 2004 A, AMT,
	LOC: FHLMC
	3.860% 03/01/37(a)	7,325,000	7,325,000
	Sunset Square LP,
	Series 2002 E,
	LOC: Citibank N.A.
	3.780% 06/01/34(a)	4,569,000	4,569,000
CA San Jose Redevelopment Agency
	Series 2005,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.780% 08/01/26(a)	7,475,000	7,475,000
CA San Jose Unified School District
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.800% 08/01/29(a)	19,800,000	19,800,000
CA San Ramon Valley Unified School District
	Series 2004,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.780% 08/01/23(a)	5,150,000	5,150,000
CA Santa Rosa High School District
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.780% 08/01/11(a)	4,290,000	4,290,000
CA Santa Rosa Housing Authority
	Multi-Family Housing Revenue,
	Series 1995 E,
	LOC: FHLMC
	3.680% 03/01/12(a)	17,140,000	17,140,000
CA Santa Rosa Wastewater Revenue
	Series 2005,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.800% 09/01/31(a)	3,470,000	3,470,000
CA School Cash Reserve Program Authority
	Series 2006 A,
	4.500% 07/06/07	47,000,000	47,027,143
CA Southern California Public Power Authority
	Power Project Revenue,
	Series 2003,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.780% 07/01/11(a)	4,930,000	4,930,000

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA State
	3.800% 06/21/07	28,162,000	28,159,515
	3.800% 07/09/07	26,000,000	26,000,000
CA State Economic Recovery
	Series C-4,
	LOC: JPMorgan Chase Bank
	3.800% 07/01/23(a)	11,835,000	11,835,000
CA Statewide Communities Development Authority
	Hanna Boys Center,
	Series 2002,
	LOC: Northern Trust Co.
	3.780% 12/31/32(a)	5,000,000	5,000,000
	Industrial Development Revenue,
	Multiple Peptide Systems,
	Series 2002 A, AMT,
	LOC: Bank of the West
	3.810% 12/01/17(a)	3,300,000	3,300,000
	Multi-Family Revenue:
	Bay Vista at Meadow Park LP,
	Series 2003 1, AMT,
	LOC: Wells Fargo Bank N.A.
	3.780% 12/15/37(a)	7,500,000	7,500,000
	Cienega Preservation LP,
	Series 2002 V,
	LOC: Washington Mutual Bank
	3.860% 10/01/33(a)	11,760,000	11,760,000
	Plan Nine Partners LLC,
	Series 2005 A,
	LOC: Union Bank of California N.A.
	3.750% 02/01/35(a)	13,415,000	13,415,000
	Series 2004 M,
	3.740% 04/01/38(a)	19,600,000	19,600,000
	Series 2006, AMT:
	LIQ FAC: Citigroup Financial Products:
	3.870% 08/01/39(a)	10,125,000	10,125,000
	3.870% 06/01/50(a)	17,250,000	17,250,000
	LIQ FAC: Goldman Sachs
	3.860% 01/01/49(a)	3,435,000	3,435,000
	Series 2006,
	LOC: Allied Irish Bank PLC
	3.680% 06/01/27(a)	4,200,000	4,200,000
	Series 2007 29-G, AMT,
	LIQ FAC: Goldman Sachs
	3.840% 05/01/39(a)	23,495,000	23,495,000
	Series 2007, AMT,
	LOC: Merrill Lynch Capital Services
	3.670% 02/01/53(a)(b)	58,995,000	58,995,000
	Solid Waste Revenue,
	Chevron Corp.,
	Series 1994,
	GTY AGMT: Chevron Corp.
	3.770% 12/15/24(a)	24,990,000	24,990,000
CA State
	Series 2005 A:
	LOC: Calyon Bank
	3.630% 05/01/40(a)	103,200,000	103,200,000

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
	LOC: Fortis Bank S.A./N.A.
	3.630% 05/01/40(a)	98,045,000	98,045,000
	Series 2005 B-7,
	LOC: Landesbank Hessen-Thuringen
	3.850% 05/01/40(a)	6,100,000	6,100,000
	Series 2005 MT-162,
	Insured: FSA,
	LOC: DEPFA Bank PLC
	3.770% 08/01/17(a)	15,510,000	15,510,000
	Series 2005,
	Insured: MBIA,
	LIQ FAC: Dexia Credit Local
	3.770% 02/01/25(a)	10,585,000	10,585,000
	Series 2006 A:
	Insured: AMBAC,
	LIQ FAC: Citibank N.A.
	3.790% 08/01/31(a)	14,360,000	14,360,000
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.790% 02/01/33(a)	14,850,000	14,850,000
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: Morgan Stanley
	3.780% 03/01/34(a)	5,237,500	5,237,500
CA TICS/TOCS Trust
	Series 2002, AMT,
	Insured: MBIA,
	LIQ FAC: Bank of New York
	3.770% 04/01/44(a)	35,860,000	35,860,000
CA UBS Municipal CRVS
	Series 2007,
	Insured: CIFG,
	LIQ FAC: Landesbank Hessen-Thuringen
	3.760% 06/01/30(a)	22,840,000	22,840,000
CA University of California Regents Medical Center
	Series 2007,
	Insured: MBIA,
	LIQ FAC: DEPFA Bank PLC
	3.770% 05/15/25(a)	6,400,000	6,400,000
CA University of California
	Series 2003,
	Insured: FSA
	3.780% 09/01/09(a)	7,545,000	7,545,000
	Series 2005,
	Insured: FSA,
	LIQ FAC: Lehman Liquidity Co.
	3.780% 05/15/38(a)	6,480,000	6,480,000
CA University
	Series 2006,
	Insured: MBIA,
	LOC: JPMorgan Chase & Co.
	3.780% 11/01/13(a)	2,990,000	2,990,000

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA West Contra Costa Unified School District
	Series 2004,
	Insured: FGIC
	3.780% 08/01/24(a)	5,915,000	5,915,000
CALIFORNIA TOTAL			3,031,702,907
PUERTO RICO – 10.2%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	3.820% 12/27/08(a)	50,000,000	50,000,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2000,
	LIQ FAC: Merrill Lynch Capital Services
	3.750% 07/01/20(a)	1,820,000	1,819,935
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 MT-174,
	Insured: CIFG,
	SPA: Merrill Lynch Capital Services
	3.750% 07/01/19(a)	4,945,000	4,945,000
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local
	3.750% 07/01/41(a)	15,055,000	15,055,000
	Series 2006-219,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.750% 07/01/18(a)	10,935,000	10,935,000
	Series 2006-301,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.750% 07/01/19(a)(b)	9,895,000	9,895,000
	Series 2007,
	Insured: FGIC,
	LIQ FAC: Morgan Stanley
	3.780% 07/01/39(a)	32,010,000	32,010,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 MT-172,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.750% 07/01/26(a)	2,485,000	2,485,000
	Series 2005 MT-173,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.750% 07/01/26(a)	6,125,000	6,125,000
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Merrill Lynch Capital Services
	3.750% 07/01/23(a)	9,110,000	9,110,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2003-363,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.780% 12/01/19(a)(c)	4,695,000	4,695,000

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
PR Commonwealth of Puerto Rico
	Reset Optional Certificates Trust II-R,
	Series 2006,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	3.820% 09/03/09(a)	68,500,000	68,500,000
	Series 2001,
	Insured: FSA,
	LIQ FAC: Bank of New York
	3.770% 07/01/27(a)	34,495,000	34,495,000
	Series 2002,
	Insured: FSA,
	LIQ FAC: Morgan Stanley
	3.780% 07/01/20(a)	20,000,000	20,000,000
	Series 2003,
	Insured: MBIA,
	LIQ FAC: Morgan Stanley
	3.780% 07/01/20(a)	12,830,000	12,830,000
	Series 2006:
	4.500% 07/30/07	41,015,000	41,068,844
	Insured: FGIC,
	LIQ FAC: Merrill Lynch Capital Services
	3.750% 07/01/29(a)(b)	5,620,000	5,620,000
	LIQ FAC: Goldman Sachs,
	GTY AGMT: Goldman Sachs & Co.
	3.790% 07/01/35(a)	21,040,000	21,040,000
PR TICS/TOCS Trust
	Series 2001-2,
	Insured: FSA,
	LIQ FAC: Bank of New York
	3.770% 07/01/19(a)	15,745,000	15,745,000
PUERTO RICO TOTAL			366,373,779

	Total Municipal Bonds (cost of $3,398,076,686)		3,398,076,686
Short-Term Obligations – 6.1%
VARIABLE RATE DEMAND NOTES – 6.1%
Puttable Floating Option Tax-Exempt Receipts
	Series 2006:
	Insured: FGIC:
	LIQ FAC: Merrill Lynch Capital Services
	3.830% 09/01/30(a)	7,140,000	7,140,000
	SPA: Merrill Lynch Capital Services:
	3.830% 08/01/30(a)	4,060,000	4,060,000
	3.830% 02/01/38(a)	17,030,000	17,030,000
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.830% 12/01/34(a)	15,785,000	15,785,000
	Series 2007, AMT,
	SPA: Merrill Lynch Capital Services
	3.850% 12/01/46(a)	82,340,000	82,340,000

16

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES – (continued)
	Series 2007:
	Insured: AMBAC,
	LIQ FAC: BNP Paribas
	3.810% 08/01/27(a)	25,000,000	25,000,000
	Insured: FSA,
	LIQ FAC: Svenska Handelsbanken
	3.720% 07/01/22(a)	17,310,000	17,310,000
	LIQ FAC: Merrill Lynch Capital Services
	3.700% 06/01/47(a)(b)	50,000,000	50,000,000
VARIABLE RATE DEMAND NOTES TOTAL			218,665,000

	Total Short-Term Obligations (cost of $218,665,000)		218,665,000

	Total Investments – 100.9% (cost of $3,616,741,686)(d)		3,616,741,686

	Other Assets & Liabilities, Net – (0.9)%		(31,523,786)

	Net Assets – 100.0%		3,585,217,900

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees. Investments in other investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)	Illiquid security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of this security, which is not illiquid, represents 0.1% of net assets.

(d)	Cost for federal income tax purposes is $3,616,741,686.

Acronym	Name

ABAG	Association of Bay Area Governments
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

17

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Tax-Exempt Reserves

		Par ($)	Value ($)*
Municipal Bonds – 96.5%
ALABAMA – 0.9%
AL Eclipse Funding Trust
	Series 2006,
	Insured: XLCA,
	LIQ FAC: U.S. Bank N.A.
	3.820% 08/01/32(a)	6,910,000	6,910,000
AL Foley Public Park & Recreation Board
	YMCA of Mobile,
	Series 2002,
	LOC: Regions Bank
	3.810% 10/01/22(a)	1,915,000	1,915,000
AL Fultondale
	Series 2005 B,
	LOC: Allied Irish Bank PLC
	3.790% 11/01/33(a)	11,850,000	11,850,000
AL Scottsboro Solid Waste Disposal Authority
	Series 2003,
	LOC: Regions Bank
	3.780% 11/01/18(a)	4,920,000	4,920,000
AL Tuscaloosa County Education Board
	Series 2003,
	LOC: Regions Bank
	3.780% 02/01/16(a)	4,700,000	4,700,000
AL Tuscaloosa Educational Building Authority
	Stillman College,
	Series 2002 A,
	LOC: AmSouth Bank
	3.790% 10/01/23(a)	14,190,000	14,190,000
ALABAMA TOTAL			44,485,000
ALASKA – 2.6%
AK Housing Finance Corp.
	Series 2005-703,
	Insured: FGIC
	3.830% 12/01/12(a)	6,245,000	6,245,000
AK Valdez
	Marine Terminal Revenue,
	BP Pipeline, Inc.,
	Series 2003 B,
	3.900% 07/01/37(a)	117,515,000	117,515,000
ALASKA TOTAL			123,760,000
ARIZONA – 0.2%
AZ Pima County
	Series 2007,
	Insured: FGIC,
	LIQ FAC: Wells Fargo Bank N.A.
	3.820% 07/01/21(a)	5,315,000	5,315,000
AZ Tempe Industrial Development Authority
	Centers for Habilitation,
	Series 2001,
	LOC: Wells Fargo Bank N.A.

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
ARIZONA – (continued)
	3.860% 12/01/21(a)	2,400,000	2,400,000
ARIZONA TOTAL			7,715,000
ARKANSAS – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
	Wehco Media, Inc.,
	Series 1985,
	LOC: Bank of New York
	3.900% 12/01/25(a)	6,300,000	6,300,000
ARKANSAS TOTAL			6,300,000
COLORADO – 2.6%
CO ABN AMRO Munitops Certificates Trust
	Series 2005,
	Insured: FGIC
	3.830% 06/01/13(a)	5,140,000	5,140,000
CO Colorado Springs
	Fine Arts Center,
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	3.760% 07/01/21(a)	8,000,000	8,000,000
CO Countrydale Metropolitan District
	Series 2002,
	LOC: Compass Bank
	3.500% 12/01/32(a)	5,060,000	5,049,237
CO Denver City & County Excise Tax
	Series 2001 B,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.760% 09/01/25(a)	9,910,000	9,910,000
CO Department of Transportation
	Series 2003,
	Insured: AMBAC
	3.820% 12/15/16(a)	3,185,000	3,185,000
CO Douglas County Colorado School District No. 1
	Series 2001,
	Insured: MBIA
	3.830% 06/15/09(a)	5,655,000	5,655,000
CO Educational & Cultural Facilities Authority
	Oaks Christian School,
	Series 2006,
	LOC: U.S. Bank N.A.
	3.900% 05/01/33(a)	10,600,000	10,600,000
CO Erie Certificates of Participation
	Series 2005,
	LOC: KeyBank N.A.
	3.820% 11/01/35(a)	4,290,000	4,290,000
CO Harvest Junction Metropolitan District
	Series 2006,
	LOC: U.S. Bank N.A.
	3.770% 12/01/36(a)	4,000,000	4,000,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
CO Health Facilities Authority
	Plan de Salud Del Valle,
	Series 2005,
	LOC: KeyBank N.A.
	3.790% 06/01/30(a)	10,760,000	10,760,000
	Series 2006 A,
	LOC: U.S. Bank N.A.
	3.810% 07/01/32(a)	8,260,000	8,260,000
CO Housing & Finance Authority
	Series 2006,
	LOC: Wells Fargo Bank N.A.
	3.760% 05/01/19(a)	5,000,000	5,000,000
CO Kipling Ridge Metropolitan District
	Series 2005,
	LOC: U.S. Bank N.A.
	3.800% 12/01/23(a)	8,170,000	8,170,000
CO Lafayette Exemplatory Improvement District
	Series 2002,
	LOC: Wells Fargo Bank N.A.
	3.800% 12/01/22(a)	2,995,000	2,995,000
CO State
	Series 2006,
	4.500% 06/27/07	15,000,000	15,007,723
CO Westminster Economic Development Authority
	Series 2005,
	LOC: DEPFA Bank PLC
	3.800% 12/01/28(a)	5,690,000	5,690,000
	Tax Increment Revenue,
	Series 2005,
	LOC: DEPFA Bank PLC
	3.800% 12/01/28(a)	9,050,000	9,050,000
COLORADO TOTAL			120,761,960
CONNECTICUT – 0.6%
CT Fairfield
	Series 2006,
	4.500% 07/26/07	19,000,000	19,021,790
CT Health & Educational Facilities Authority
	Yale University,
	Series 2003 X-3,
	3.900% 07/01/37(a)	5,040,000	5,040,000
CT Special Tax Obligation Revenue
	Series 2001 B,
	Insured: FSA
	5.000% 10/01/07	5,000,000	5,024,379
CONNECTICUT TOTAL			29,086,169
DELAWARE – 3.9%
DE BB&T Municipal Trust
	Series 2007,
	LIQ FAC: Branch Banking & Trust:

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
DELAWARE – (continued)
	3.840% 08/15/26(a)	113,640,000	113,640,000
	3.850% 04/01/22(a)	20,285,000	20,285,000
DE Eagle Tax-Exempt Trust
	Series 2001 A,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.830% 05/15/26(a)	18,700,000	18,700,000
DE GS Pool Trust
	Series 2006,
	LIQ FAC: Goldman Sachs
	3.860% 01/01/28(a)	14,895,000	14,895,000
DE Kent County Revenue
	Charter School, Inc.,
	Series 2002,
	LOC: Wachovia Bank N.A.
	3.830% 11/01/22(a)	3,825,000	3,825,000
DE New Castle County Student Housing Revenue
	Series 2005,
	LOC: Bank of New York
	3.800% 08/01/31(a)	12,805,000	12,805,000
DELAWARE TOTAL			184,150,000
DISTRICT OF COLUMBIA – 0.3%
DC Eclipse Funding Trust
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank Trust N.A.
	3.820% 10/01/31(a)	15,335,000	15,335,000
DISTRICT OF COLUMBIA TOTAL			15,335,000
FLORIDA – 4.2%
FL Alachua County Health Facilities Authority
	Meridian Behavioral Income,
	Series 2003,
	LOC: Wachovia Bank N.A.
	3.830% 07/01/18(a)	3,500,000	3,500,000
FL Development Finance Corp.
	Central Florida Community College Foundation,
	Series 2003 A-1,
	LOC: SunTrust Bank
	3.860% 06/01/23(a)	1,835,000	1,835,000
FL Fiu Athletics Finance Corp.
	Series 2007 A,
	LOC: Regions Bank
	3.790% 03/01/33(a)	14,000,000	14,000,000
FL Gulf Breeze
	Series 1985 B,
	Insured: FGIC,
	SPA: Dexia Public Finance Bank
	3.780% 12/01/20(a)	6,700,000	6,700,000

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
FL Higher Educational Facilities Financing Authority
	Southeastern University, Inc.,
	Series 2005,
	LOC: Regions Bank
	3.780% 12/02/30(a)	19,635,000	19,635,000
FL Housing Finance Corp.
	Multi-Family Housing Revenue,
	Series 2000,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.850% 04/01/30(a)	16,480,000	16,480,000
FL Jacksonville Industrial Development Revenue
	Series 1993,
	LOC: Northern Trust Co.
	3.780% 07/01/13(a)	800,000	800,000
FL Lee County Industrial Development Authority
	Hope of Southwest Florida, Inc.,
	Series 2004,
	LOC: SunTrust Bank
	3.890% 10/01/23(a)	16,590,000	16,590,000
FL Miami-Dade County Industrial Development Authority
	Dave & Mary Alper Community,
	Series 2002,
	LOC: Northern Trust Co.
	3.780% 04/01/32(a)	5,695,000	5,695,000
FL Miami-Dade County School District
	Series 2006,
	4.500% 06/28/07	26,000,000	26,014,207
FL Miami-Dade County
	Series 2006,
	Insured: FGIC,
	LOC: Citibank N.A.
	3.830% 07/01/33(a)	9,900,000	9,900,000
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare,
	Series 2007 B,
	Insured: FGIC,
	SPA: Dexia Credit Local
	3.890% 10/01/41(a)	39,100,000	39,100,000
FL Palm Beach County School Board
	Series 2007 A,
	Insured: FGIC,
	LIQ FAC: Bayerische Landesbank
	3.810% 08/01/31(a)	10,985,000	10,985,000
FL Sunshine State Governmental Financing Commission
	3.680% 08/20/07	22,137,000	22,137,000
FL Titusville City
	Series 1995 A,
	LOC: SunTrust Bank

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
	3.810% 01/01/25(a)	3,500,000	3,500,000
FLORIDA TOTAL			196,871,207
GEORGIA – 4.0%
GA City of Atlanta Tax Allocation
	Series 2006,
	LIQ FAC: AIG Global Real Estate,
	LOC: Wachovia Bank N.A.
	3.850% 12/01/24(a)	29,000,000	29,000,000
GA Clayton County Housing Authority
	Multi-Family Housing Revenue:
	Series 1990 A,
	Insured: FSA
	3.830% 01/01/21(a)	5,300,000	5,300,000
	Series 1990 B,
	Insured: FSA
	3.830% 01/01/21(a)	3,690,000	3,690,000
	Series 1990 C,
	Insured: FSA
	3.830% 01/01/21(a)	6,955,000	6,955,000
	Series 1990 D,
	Insured: FSA
	3.830% 01/01/21(a)	2,215,000	2,215,000
	Series 1990 F,
	Insured: FSA
	3.830% 01/01/21(a)	3,945,000	3,945,000
GA Cobb County Development Authority
	North Cobb Christian School,
	Series 1998 A,
	LOC: Branch Banking & Trust
	3.810% 03/01/22(a)	6,325,000	6,325,000
	YMCA of Cobb County,
	Series 2003,
	LOC: Branch Banking & Trust Co.
	3.810% 12/01/25(a)	2,665,000	2,665,000
GA Cobb County Hospital Authority
	Cobb Hospital, Inc.,
	Series 2004,
	LOC: SunTrust Bank
	3.780% 04/01/34(a)	25,000,000	25,000,000
GA Columbus Development Authority
	Foundation Properties, Inc.,
	Series 2004,
	LOC: Columbus Bank & Trust
	3.830% 12/01/33(a)	5,925,000	5,925,000
GA Columbus Hospital Authority
	St. Francis Hospital, Inc.,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	3.890% 01/01/31(a)	9,760,000	9,760,000
GA DeKalb County Hospital Authority
	DeKalb Medical Center, Inc.,
	Series 2003 B,
	Insured: FSA,

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
	SPA: Wachovia Bank N.A.
	3.800% 09/01/31(a)	25,065,000	25,065,000
GA Douglas County Development Authority
	Colonial Hills School Property,
	Series 2004,
	LOC: Branch Banking & Trust
	3.810% 06/01/24(a)	2,895,000	2,895,000
GA Fulton County Development Authority
	Mt. Vernon Presbyterian School,
	Series 2005,
	LOC: Branch Banking & Trust
	3.810% 08/01/35(a)	5,000,000	5,000,000
	Weber School,
	Series 2006,
	LOC: Branch Banking & Trust
	3.810% 12/01/30(a)	4,200,000	4,200,000
GA Fulton County Water & Sewage Revenue
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.830% 01/01/35(a)	1,650,000	1,650,000
GA Private Colleges & Universities Authority
	Mercer University,
	Series 2006 C,
	LOC: Branch Banking & Trust Co.
	3.810% 10/01/31(a)	8,700,000	8,700,000
	Series 2000,
	LIQ FAC: Societe Generale
	3.800% 11/01/30(a)(b)	34,435,000	34,435,000
GA State
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	3.820% 10/01/26(a)	5,380,000	5,380,000
GEORGIA TOTAL			188,105,000
HAWAII – 0.4%
HI Department Budget & Finance
	Series 2006 4G,
	LIQ FAC: Goldman Sachs
	3.820% 07/01/30(a)	8,000,000	8,000,000
HI Honolulu City & County
	Series 2003,
	Insured: MBIA
	3.820% 03/01/22(a)	4,930,000	4,930,000
	Series 2005 A,
	Insured: MBIA,
	LOC: Citibank N.A.
	3.830% 07/01/24(a)	5,525,000	5,525,000
HAWAII TOTAL			18,455,000
IDAHO – 0.2%
ID Boise County Housing Authority
	Series 2002,

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
IDAHO – (continued)
	LOC: KeyBank N.A.
	3.860% 03/01/33(a)	1,300,000	1,300,000
ID Boise County Urban Renewal Agency
	Series 2004 A,
	LOC: KeyBank N.A.
	3.860% 03/01/24(a)	8,055,000	8,055,000
ID Health Facilities Authority
	St. Lukes Regional Medical Center,
	Series 2000,
	Insured: FSA,
	SPA: Harris Trust & Savings Bank
	3.880% 07/01/30(a)	300,000	300,000
IDAHO TOTAL			9,655,000
ILLINOIS – 7.6%
IL ABN AMRO Munitops Certificate Trust
	Series 2002,
	Insured: MBIA,
	SPA: ABN AMRO Bank
	3.830% 12/01/10(a)	22,345,000	22,345,000
	Series 2006:
	3.830% 06/01/14(a)	20,000,000	20,000,000
	Insured: MBIA,
	SPA: ABN AMRO Bank
	3.830% 06/30/14(a)	12,180,000	12,180,000
IL Bolingbrook
	Series 2004,
	LOC: Harris Trust & Savings Bank
	3.880% 12/01/29(a)	22,575,000	22,575,000
IL Chicago Board of Education
	Series 2004 E,
	Insured: FSA
	3.780% 03/01/15(a)	6,020,000	6,020,000
	Series 2005 Z-8,
	Insured: FGIC,
	LIQ FAC: Goldman Sachs:
	3.770% 10/28/25(c)	175,000	175,000
	3.820% 10/28/25	8,244,000	8,244,000
IL Chicago Tax Increment
	Series 1997 A,
	LOC: Northern Trust Co.
	3.840% 12/01/11(a)	895,000	895,000
	Series 1997 B,
	LOC: Northern Trust Co.
	3.840% 12/01/14(a)	1,480,000	1,480,000
IL Chicago
	Series 2004 B-24,
	LOC: Wachovia Bank N.A.
	3.830% 01/01/25(a)	4,055,000	4,055,000
	Series 2005 Z-10,
	LIQ FAC: Goldman Sachs
	3.820% 06/29/29(a)	3,058,000	3,058,000

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: Lloyds TSB Bank PLC
	3.820% 12/01/20(a)	14,855,000	14,855,000
IL DeKalb Tax Increment Revenue
	Series 2003,
	LOC: Northern Trust Co.
	3.830% 01/01/13(a)	3,365,000	3,365,000
IL Development Finance Authority
	American Academy of Dermatology,
	Series 2001,
	LOC: American National Bank & Trust
	3.900% 04/01/21(a)	4,800,000	4,800,000
	American College of Surgeons,
	Series 1996,
	LOC: Northern Trust Co.
	3.860% 08/01/26(a)	11,000,000	11,000,000
	Bradley University,
	Series 2002,
	Insured: FGIC
	3.770% 08/01/32(a)	19,100,000	19,100,000
	British Home for Retirement,
	Series 2001,
	LOC: LaSalle Bank N.A.
	3.790% 11/01/27(a)	7,980,000	7,980,000
	Massachusetts Eye & Ear Associates, Inc.,
	Series 1992,
	LOC: LaSalle Bank N.A.
	3.790% 10/01/17(a)	5,250,000	5,250,000
	Sinai Community Institute, Inc.,
	Series 1997,
	LOC: LaSalle Bank N.A.
	3.790% 03/01/22(a)	5,000,000	5,000,000
	Village Oak Park Residence Corp.,
	LOC: LaSalle Bank N.A.
	3.790% 07/01/41(a)	3,675,000	3,675,000
IL Educational Facilities Authority
	Beverly Arts Center,
	Series 2003,
	LOC: Fifth Third Bank
	3.890% 10/01/28(a)	5,015,000	5,015,000
	St. Xavier University,
	Series 2002 A,
	LOC: LaSalle Bank N.A.
	3.810% 10/01/32(a)	4,300,000	4,300,000
IL Finance Authority Revenue
	Series 2007 B,
	Insured: XLCA,
	SPA: National City Bank
	3.770% 08/01/37(a)	25,000,000	25,000,000
IL Health Facilities Authority
	Glenkirk,
	Series 1997,
	LOC: Glenview State Bank,
	LOC: LaSalle National Bank
	3.800% 02/15/21(a)	1,845,000	1,845,000
IL Macon County
	Millikin University,
	Series 2001,

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	LOC: National City Bank
	3.790% 10/01/31(a)	455,000	455,000
IL Marion Special Services Area No. 2
	Series 2002,
	LOC: U.S. Bank N.A.
	3.820% 01/01/22(a)	6,730,000	6,730,000
IL McLean & Woodford Counties Community Unit School District No. 5
	Series 2003,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.830% 12/01/09(a)	9,700,000	9,700,000
IL Metropolitan Pier & Exposition Authority
	Series 2004,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.830% 05/22/24(a)	8,260,000	8,260,000
	Series 2005 Z-5,
	Insured: MBIA,
	LIQ FAC: Goldman Sachs
	3.820% 04/03/34(a)	15,705,000	15,705,000
IL Mount Morris Village Industrial Revenue
	Pinecrest Village,
	Series 2006,
	LOC: U.S. Bank N.A.
	3.810% 02/01/31(a)	9,945,000	9,945,000
IL Niles
	Notre Dame Homes for Boys,
	Series 2001,
	LOC: LaSalle Bank N.A.
	3.790% 03/01/31(a)	5,900,000	5,900,000
IL Oak Forest
	Series 1989,
	LOC: Fifth Third Bank
	3.870% 07/01/24(a)	18,900,000	18,900,000
IL Peoria Heights Ltd. Obligation Revenue
	Series 2001,
	LOC: National City Bank
	3.840% 09/01/36(a)	2,580,000	2,580,000
IL Schaumburg City
	Series 2004,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.830% 12/01/41(a)	5,000,000	5,000,000
IL State
	Series 2003,
	Insured: FSA,
	LIQ FAC: Citigroup Global Markets
	3.820% 12/01/20(a)	2,325,000	2,325,000
	Series 2004 445,
	3.830% 12/15/15(a)	6,995,000	6,995,000
	Series 2004 563,
	Insured: AMBAC,
	LOC: JPMorgan Chase Bank
	3.830% 11/01/12(a)	3,155,000	3,155,000

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	Series 2007,
	4.250% 06/07/07	27,000,000	27,001,668
IL Toll Highway Authority
	Toll Highway Revenue,
	Series 2005 R-4073,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.820% 01/01/23(a)	3,695,000	3,695,000
IL Will & Kendall Counties Community Construction School District No. 202
	Series 2003,
	Insured: FGIC,
	LIQ FAC: Citigroup Global Markets
	3.820% 01/01/23(a)	5,420,000	5,420,000
IL Will County Community School District No. 161 Summit Hill
	Series 2005,
	Insured: FGIC,
	LIQ FAC: Merrill Lynch Capital Services
	3.830% 01/01/25(a)	14,825,000	14,825,000
ILLINOIS TOTAL			358,803,668
INDIANA – 1.8%
IN Angola Educational Facilities Revenue
	Tri-State University, Inc.,
	Series 2004,
	LOC: Fifth Third Bank
	3.890% 09/01/15(a)	800,000	800,000
IN Bond Bank
	Series 2003 II-R-2079,
	Insured: MBIA,
	LIQ FAC: Citigroup Global Markets
	3.820% 09/01/21(a)	2,400,000	2,400,000
IN Development Finance Authority
	Indiana University Foundation,
	Series 1998,
	LOC: National City Bank
	3.860% 08/01/18(a)	5,520,000	5,520,000
	Rehabilitation Center, Inc.,
	Series 2002,
	LOC: Old National Bank
	3.860% 07/01/17(a)	1,890,000	1,890,000
IN Elkhart County
	Hubbard Hill Estates, Inc.,
	Series 2001,
	LOC: Fifth Third Bank
	3.890% 11/01/21(a)	2,490,000	2,490,000
IN Finance Authority
	University of Indiana,
	Series 2006,
	LOC: KeyBank N.A.
	3.800% 07/01/36(a)	6,600,000	6,600,000
IN Fort Wayne Economic Development Revenue
	St. Anne Home of Diocese,
	Series 1998,

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
	LOC: Fifth Third Bank
	3.840% 09/01/23(a)	5,180,000	5,180,000
IN Health Facility Financing Authority
	Ascension Health,
	Series 2001 A-1,
	3.820% 11/15/36(a)	20,000,000	20,000,000
	Community Hospital of Indiana,
	Series 2005 B,
	LOC: National City Bank
	3.790% 05/01/35(a)	18,700,000	18,700,000
	Southern Indiana Rehab Hospital,
	Series 2001,
	LOC: Bank One Kentucky
	3.860% 04/01/20(a)	2,000,000	2,000,000
	Union Hospital, Inc.,
	Series 2002,
	LOC: Fifth Third Bank
	3.890% 09/01/27(a)	5,105,000	5,105,000
IN Henry County Economic Development Revenue
	Henry County YMCA, Inc.,
	Series 2004,
	LOC: U.S. Bank N.A.
	3.820% 02/15/24(a)	1,735,000	1,735,000
IN New Albany Economic Development Revenue
	YMCA of Southern Indiana,
	Series 2006,
	LOC: Regions Bank
	3.790% 09/01/28(a)	4,105,000	4,105,000
IN St. Joseph County Indiana Economic Development Revenue
	Brothers of the Holy Cross,
	Series 1997,
	LOC: Allied Irish Bank PLC
	3.780% 09/01/17(a)	3,940,000	3,940,000
IN Transportation Finance Authority
	Series 2004,
	Insured: FGIC,
	SPA: Wachovia Bank N.A.
	3.830% 06/01/28(a)	5,000,000	5,000,000
INDIANA TOTAL			85,465,000
IOWA – 0.1%
IA Evansdale
	Series 2005,
	LOC: Wells Fargo Bank N.A.
	3.810% 09/01/30(a)	5,000,000	5,000,000
IA Higher Education Loan Authority
	American Institute of Business,
	Series 1998,
	LOC: Wells Fargo Bank N.A.

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
IOWA – (continued)
	3.860% 11/01/13(a)	1,105,000	1,105,000
IOWA TOTAL			6,105,000
KANSAS – 0.3%
KS Wichita City Hospital Revenue
	Series 2005,
	Insured: MBIA
	3.820% 10/01/10(a)	16,220,000	16,220,000
KANSAS TOTAL			16,220,000
KENTUCKY – 1.7%
KY Christian County Industrial Building Revenue
	Audubon Area Community Services,
	Series 2004,
	LOC: Branch Banking & Trust
	3.810% 01/01/29(a)	1,600,000	1,600,000
KY Economic Development Finance Authority
	Baptist Convalescent Center,
	Series 1999,
	LOC: Fifth Third Bank
	3.870% 12/01/19(a)	4,200,000	4,200,000
	Goodwill Industries,
	Series 2003,
	LOC: Branch Banking & Trust
	3.810% 08/01/23(a)	9,070,000	9,070,000
	Harrison Memorial Hospital,
	Series 2005,
	LOC: Fifth Third Bank
	3.890% 11/01/35(a)	8,000,000	8,000,000
KY Jefferson County
	Multi-Family Housing Revenue,
	Canter Chase Apartments Project,
	Series 2002,
	Insured: FHLMC
	3.810% 06/01/32(a)	9,100,000	9,100,000
KY Lexington Fayette Urban County Government
	Roman Catholic Lexington:
	Series 2005 A,
	LOC: Fifth Third Bank
	3.890% 10/01/32(a)	3,300,000	3,300,000
	Series 2005 B,
	LOC: Fifth Third Bank
	3.890% 10/01/32(a)	4,735,000	4,735,000
	Series 2003 B,
	LOC: Fifth Third Bank
	3.890% 09/01/22(a)	4,400,000	4,400,000
	YMCA of Central Kentucky,
	Series 1999,
	LOC: Bank One Kentucky N.A.
	3.860% 07/01/19(a)	1,695,000	1,695,000
KY Morehead League of Cities Funding Trust
	Series 2004 A,
	LOC: U.S. Bank N.A.
	3.890% 06/01/34(a)	5,133,000	5,133,000

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
KY Richmond City
	Series 2006 A,
	LOC: U.S. Bank N.A.
	3.890% 03/01/36(a)	19,915,000	19,915,000
KY Wilmore Industrial Building Revenue
	Series 2006,
	LOC: Regions Bank
	3.790% 08/01/31(a)	8,100,000	8,100,000
KENTUCKY TOTAL			79,248,000
LOUISIANA – 2.0%
LA Jefferson Sales Tax District
	Series 2005,
	Insured: AMBAC
	3.700% 12/01/17(a)(d)	5,130,000	5,130,000
LA Local Government Environmental Facilities & Community Development Authority
	Academy of Sacred Heart,
	Series 2004,
	LOC: Whitney National Bank,
	LOC: SunTust Bank
	3.810% 01/01/24(a)	4,000,000	4,000,000
LA New Orleans Aviation Board
	Series 1993 B,
	Insured: MBIA,
	LOC: Dexia Credit Local
	3.800% 08/01/16(a)	23,125,000	23,125,000
LA Public Facilities Authority
	Series 2004,
	Insured: MBIA,
	LIQ FAC: Landesbank Hessen-Thuringen
	3.700% 07/01/24(a)(d)	7,995,000	7,995,000
	The Glen Retirement System,
	Series 2001,
	LOC: AmSouth Bank
	3.800% 09/01/16(a)	2,810,000	2,810,000
	Tiger Athletic Foundation,
	Series 1999,
	LOC: Regions Bank
	3.780% 09/01/28(a)	36,200,000	36,200,000
LA State
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: Bayerische Landesbank
	3.820% 10/15/19(a)	10,145,000	10,145,000
LA Upper Pontalba Building Restoration Corp.
	Series 1996,
	LOC: Bank One N.A.

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
LOUISIANA – (continued)
	4.080% 12/01/16(a)	3,625,000	3,625,000
LOUISIANA TOTAL			93,030,000
MAINE – 0.1%
ME Finance Authority
	Erskine Academy,
	Series 2004,
	LOC: KeyBank N.A.
	3.840% 12/01/20(a)	1,470,000	1,470,000
ME Health & Higher Educational Facilities Authority
	Series 2003,
	Insured: FSA
	3.830% 07/01/11(a)	2,685,000	2,685,000
MAINE TOTAL			4,155,000
MARYLAND – 0.4%
MD Baltimore County Economic Development Revenue
	Torah Institution Baltimore,
	Series 2004,
	LOC: Branch Banking & Trust
	3.810% 07/01/24(a)	3,745,000	3,745,000
MD Community Development Administration Multifamily Housing Revenue
	Series 2006 M,
	3.670% 09/12/07	13,000,000	13,000,000
MD Industrial Development Financing Authority
	Bethesda Cultural Alliance,
	Series 2006,
	LOC: Branch Banking & Trust
	3.810% 09/01/26(a)	4,425,000	4,425,000
MARYLAND TOTAL			21,170,000
MASSACHUSETTS – 1.5%
MA Development Finance Agency
	Young Men’s Christian Association of the North Shore,
	Series 2002,
	LOC: KeyBank N.A.
	3.840% 11/01/22(a)	530,000	530,000
MA Health & Educational Facilities Authority
	Series 2004 PT-911,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.700% 03/25/11(a)(d)	6,175,000	6,175,000
MA Lehman Municipal Trust Receipts
	Series 2007:
	Insured: AMBAC,
	LIQ FAC: Lehman Liquidity Co.
	3.850% 08/15/40(a)	10,130,000	10,130,000
	Insured: FGIC,
	LIQ FAC: Lehman Liquidity Co.
	3.651% 05/01/37(a)	3,500,000	3,500,000

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
	LIQ FAC: Lehman Liquidity Co.
	3.651% 11/01/25(a)	35,570,000	35,570,000
MA State
	Series 2000,
	LIQ FAC: Deutsche Bank A.G.
	3.790% 08/01/07(a)	11,820,000	11,820,000
	Series 2006 B-06,
	Insured: FGIC,
	SPA: Wachovia Bank N.A.
	3.830% 08/01/21(a)	3,975,000	3,975,000
MASSACHUSETTS TOTAL			71,700,000
MICHIGAN – 6.6%
MI ABN AMRO Munitops Certificates Trust
	Series 2002,
	Insured: FGIC,
	LOC: ABN AMRO Bank
	3.810% 11/01/10(a)	8,000,000	8,000,000
	Series 2003-3,
	Insured: MBIA,
	SPA: ABN AMRO Bank
	3.820% 01/01/11(a)	48,965,000	48,965,000
MI Building Authority
	Series 2003,
	Insured: MBIA
	3.820% 10/15/18(a)	4,155,000	4,155,000
	Series 2006,
	Insured: FGIC,
	LOC: Merrill Lynch Capital Services
	3.830% 10/15/28(a)	40,000,000	40,000,000
MI Clinton County Economic Development Corp.
	Clinton Area Care Center, Inc.,
	Series 1999,
	LOC: Citizens Bank,
	LOC: Northern Trust Co.
	3.810% 02/01/21(a)	9,185,000	9,185,000
MI Detroit School District
	Series 2006,
	Insured: FGIC,
	LIQ FAC: Citigroup Financial Products
	3.820% 05/01/33(a)	3,475,000	3,475,000
MI Fremont Hospital Finance Authority
	Gerber Memorial Health Services,
	Series 2002,
	LOC: Fifth Third Bank
	3.890% 11/01/27(a)	5,040,000	5,040,000
MI Grand Rapids Public Schools
	Series 2004,
	LOC: Fifth Third Bank
	3.890% 05/01/23(a)	720,000	720,000
MI Grand Valley
	State University Revenue:
	Series 2001 B,
	Insured: FGIC,

16

		Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
	SPA: Bank One N.A.
	3.770% 06/01/27(a)	20,900,000	20,900,000
	Series 2003,
	Insured: XLCA,
	SPA: Fifth Third Bank
	3.770% 09/01/28(a)	21,750,000	21,750,000
	Series 2005,
	Insured: XLCA,
	SPA: Depfa Bank PLC
	3.770% 12/01/25(a)	19,460,000	19,460,000
MI Higher Education Facilities Authority
	Davenport University,
	Series 2004,
	LOC: Fifth Third Bank
	3.870% 06/01/34(a)	14,550,000	14,550,000
	Hope College:
	Series 2002 B,
	LOC: Fifth Third Bank
	3.780% 04/01/32(a)	9,065,000	9,065,000
	Series 2004,
	LOC: Bank One N.A
	3.790% 04/01/34(a)	9,110,000	9,110,000
MI Hospital Finance Authority
	Series 2003,
	LOC: Fifth Third Bank
	3.810% 12/01/32(a)	8,100,000	8,100,000
MI Lehman Municipal Trust Receipts
	Series 2006,
	Insured: FSA,
	LIQ FAC: Lehman Liquidity Co.
	3.840% 07/01/32(a)	6,975,000	6,975,000
MI Municipal Bond Authority
	Series 2006 B-2,
	LOC: Bank of Nova Scotia
	4.500% 08/20/07	31,900,000	31,955,282
MI Oakland County Economic Development Corp.
	Pontiac Vision Schools,
	Series 2000,
	LOC: Allied Irish Banks PLC
	3.780% 08/01/20(a)	7,760,000	7,760,000
MI Public Educational Facility Authority
	West Michigan Academy,
	Series 2003,
	LOC: Fifth Third Bank
	3.890% 12/01/18(a)	2,035,000	2,035,000
MI State
	Series 2006,
	LOC: DEPFA Bank PLC
	4.250% 09/28/07	40,000,000	40,070,358
MICHIGAN TOTAL			311,270,640
MINNESOTA – 0.4%
MN Community Development Agency
	Series 1995 A,
	LOC: U.S. Bank N.A.
	3.810% 10/01/24(a)	4,590,000	4,590,000

17

		Par ($)	Value ($)
Municipal Bonds – (continued)
MINNESOTA – (continued)
MN Housing Finance Agency
	Series 2006 O,
	GIC: Wells Fargo Bank N.A.
	3.530% 07/01/18(a)	7,500,000	7,500,000
	Series 2006 Q,
	GIC: Wells Fargo Bank N.A.
	3.530% 07/01/18(a)	4,000,000	4,000,000
MN Midwest Consortium of Municipal Utilities
	Series 2005 B,
	LOC: U.S. Bank N.A.
	3.760% 10/01/35(a)	2,765,000	2,765,000
MINNESOTA TOTAL			18,855,000
MISSISSIPPI – 1.3%
MS Biloxi Housing Authority Multifamily Housing Revenue
	Bayview Place LLC,
	Series 2005,
	3.400% 08/01/07	8,750,000	8,742,154
MS Business Finance Corp.
	Belhaven College,
	Series 2004,
	LOC: First Tennessee Bank
	3.900% 07/01/24(a)	4,600,000	4,600,000
	Gulf Ship LLC,
	Series 2006,
	LOC: Regions Bank
	3.780% 06/01/26(a)	15,000,000	15,000,000
	Mississippi College,
	Series 2003,
	LOC: AmSouth Bank
	3.790% 07/01/23(a)	13,740,000	13,740,000
MS Lehman Municipal Trust Receipts
	Series 2006,
	LIQ FAC: Lehman Liquidity Co.
	3.870% 11/01/26(a)	12,640,000	12,640,000
MS University Educational Building Corp.
	Series 2000,
	Insured: MBIA,
	SPA: AmSouth Bank
	3.800% 10/01/20(a)	7,195,000	7,195,000
MISSISSIPPI TOTAL			61,917,154
MISSOURI – 1.1%
MO Desloge Industrial Development Authority
	National Health Corp.,
	Series 1989,
	LOC: Regions Bank
	3.850% 12/01/10(a)	1,120,000	1,120,000
MO Development Finance Board
	Southeast Missouri State University,

18

		Par ($)	Value ($)
Municipal Bonds – (continued)
MISSOURI – (continued)
	Series 2003 B,
	LOC: U.S. Bank N.A.
	3.740% 10/01/23(a)	18,260,000	18,260,000
MO Dunklin County Industrial Development Authority
	National Health Corp.,
	Series 1989,
	LOC: Regions Bank
	3.850% 12/01/10(a)	1,105,000	1,105,000
MO Joint Municipal Electric Utility Commission
	Series 2006,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.830% 01/01/19(a)	6,390,000	6,390,000
MO Kansas City Industrial Development Authority
	Multi-Family Housing Revenue,
	Timberlane Village Associates,
	Series 1986,
	LOC: UBS AG
	3.820% 06/01/27(a)	18,400,000	18,400,000
MO SCA Tax Exempt Trust
	Series 2005 PT-2521,
	Insured: FSA,
	LOC: Merrill Lynch Capital Services
	3.840% 01/01/30(a)	8,300,000	8,300,000
MISSOURI TOTAL			53,575,000
NEBRASKA – 0.2%
NE Educational Finance Authority
	Creighton University,
	Series 2005 C,
	Insured: FGIC,
	SPA: JPMorgan Chase Bank
	3.900% 07/01/35(a)	7,500,000	7,500,000
NE Elementary & Secondary School Finance Authority
	Wider Omaha Lutheran School Association,
	Series 2004 B,
	LOC: PNC Bank N.A.
	3.920% 09/01/29(a)	3,625,000	3,625,000
NEBRASKA TOTAL			11,125,000
NEVADA – 1.0%
NV Eclipse Funding Trust
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank N.A.
	3.820% 07/01/35(a)	13,130,000	13,130,000
NV Henderson
	Series 2004,
	Insured: FGIC
	3.830% 06/01/24(a)	8,580,000	8,580,000
NV Las Vegas Valley Water District
	Series 2006,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank & Co.
	3.820% 06/01/13(a)	3,295,000	3,295,000

19

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEVADA – (continued)
NV Reno Sales Tax Revenue
	Series 2006 3G,
	LIQ FAC: Goldman Sachs
	3.820% 06/01/21(a)	5,825,000	5,825,000
NV Reset Optional Certificates Trust II-R
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: Citigroup Financial Products
	3.830% 11/01/26(a)	4,355,000	4,355,000
NV System of Higher Education
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Deutsche Bank A.G.
	3.820% 07/01/30(a)	7,530,000	7,530,000
NV Washoe County School District
	Series 2003,
	Insured: FGIC,
	LIQ FAC: Citigroup Global Markets
	3.820% 06/01/20(a)	3,955,000	3,955,000
NEVADA TOTAL			46,670,000
NEW HAMPSHIRE – 0.2%
NH Health & Education Facilities Authority
	Series 2004 A,
	LOC: Citizens Bank
	3.810% 12/01/34(a)	5,000,000	5,000,000
NH Manchester Housing Authority
	Series 1990 A,
	LOC: PNC Bank N.A.
	3.810% 06/15/15(a)	4,600,000	4,600,000
NEW HAMPSHIRE TOTAL			9,600,000
NEW JERSEY – 1.0%
NJ Economic Development Authority
	Series 2004 502,
	Insured: MBIA,
	LIQ FAC: PNC Bank N.A.
	3.800% 01/01/22(a)	10,770,000	10,770,000
NJ Municipal Securities Trust Certificates
	Series 2006 A,
	Insured: AMBAC,
	LIQ FAC: Bear Stearns Capital Markets
	3.820% 11/07/30(a)	10,050,000	10,050,000
NJ State
	Series 2006,
	4.500% 06/22/07	25,000,000	25,008,947
NEW JERSEY TOTAL			45,828,947
NEW MEXICO – 1.2%
NM Bernalillo County
	Series 2006,

20

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW MEXICO – (continued)
	4.000% 12/14/07	10,000,000	10,015,517
NM Eclipse Funding Trust
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank N.A.
	3.820% 06/01/36(a)	9,295,000	9,295,000
NM Finance Authority
	Series 2004,
	Insured: MBIA
	3.830% 12/15/11(a)	19,555,000	19,555,000
NM State
	Series 2006,
	4.500% 06/29/07	20,000,000	20,006,962
NEW MEXICO TOTAL			58,872,479
NEW YORK – 3.9%
NY ABN AMRO Munitops Certificates Trust
	Series 2004,
	Insured: FSA
	3.620% 01/15/12(a)(d)	11,190,000	11,190,000
NY Bank of New York Municipal Certificates Trust
	Series 2007,
	Insured: MBIA,
	SPA: Bank of New York
	3.820% 02/15/36(a)	17,150,000	17,150,000
NY Dormitory Authority Revenue
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	3.820% 03/15/36(a)	64,715,000	64,715,000
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.820% 06/01/46(a)	8,000,000	8,000,000
NY New York City Transitional Finance Authority
	Series 2002 3-H,
	SPA: Royal Bank of Canada
	3.890% 11/01/22(a)	2,035,000	2,035,000
NY Rockland County
	Series 2007,
	4.000% 12/20/07	9,000,000	9,014,902
NY State
	Series 2000 B,
	LOC: Dexia Credit Local
	3.580% 03/15/30(a)	19,590,000	19,588,639
NY Tobacco Settlement Financing Authority
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.670% 06/01/20(a)	45,855,000	45,855,000

21

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY TSASC, Inc.
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.820% 06/01/42(a)	8,000,000	8,000,000
NEW YORK TOTAL			185,548,541
NORTH CAROLINA – 2.8%
NC Capital Facilities Finance Agency
	Educational Facilities Revenue:
	Barton College,
	Series 2001,
	LOC: Branch Banking & Trust Co.
	3.810% 07/01/19(a)	5,100,000	5,100,000
	Campbell University,
	Series 2004,
	LOC: Branch Banking & Trust Co.
	3.810% 10/01/24(a)	5,360,000	5,360,000
	The Raleigh School,
	Series 2006,
	LOC: Branch Banking & Trust Co.
	3.810% 09/01/31(a)	4,000,000	4,000,000
NC Charlotte Housing Authority
	Multi-Family Housing Revenue:
	Charlotte Oak Park LLC,
	Series 2005,
	LOC: Wachovia Bank N.A.
	3.780% 09/01/35(a)	7,740,000	7,740,000
	Charlotte Stonehaven LLC,
	Series 2005,
	LOC: Wachovia Bank N.A.
	3.780% 09/01/35(a)	9,475,000	9,475,000
NC City of Charlotte
	Certificates of Participation,
	Series 2006,
	SPA: Merrill Lynch Capital Services
	3.840% 08/01/18(a)	12,760,000	12,760,000
NC Cleveland County Family YMCA, Inc.
	Series 1998,
	LOC: Branch Banking & Trust Co.
	3.810% 08/01/18(a)	2,110,000	2,110,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Winston-Salem,
	Series 2005,
	LOC: Branch Banking & Trust Co.
	3.810% 12/01/30(a)	10,250,000	10,250,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	YMCA of Greensboro, Inc.,
	Series 2002,
	LOC: Branch Banking & Trust Co.
	3.810% 02/01/23(a)	2,605,000	2,605,000
NC Henderson County Hospital Revenue
	Series 2001,
	LOC: Branch Banking & Trust Co.
	3.810% 10/01/21(a)	12,745,000	12,745,000

22

		Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
NC Mecklenburg County
	Series 2004 B,
	SPA: Landesbank Hessen-Thuringen
	3.740% 02/01/24(a)	26,110,000	26,110,000
NC Medical Care Commission
	Aldersgate United Retirement Community,
	Series 2001,
	LOC: Branch Banking & Trust
	3.800% 01/01/31(a)	9,890,000	9,890,000
	J. Arthur Dosher Memorial Hospital,
	Series 1998,
	LOC: Branch Banking & Trust Co.
	3.810% 05/01/18(a)	2,105,000	2,105,000
	Rutherford Hospital, Inc.,
	Series 2001,
	LOC: Branch Banking & Trust Co.
	3.810% 09/01/21(a)	3,315,000	3,315,000
	Southeastern Regional Medical Center,
	LOC: Branch Banking & Trust
	3.810% 06/01/37(a)	3,250,000	3,250,000
	United Methodist Retirement Homes,
	Series 2005,
	LOC: Branch Banking & Trust Co.
	3.810% 10/01/35(a)	5,000,000	5,000,000
	Westcare, Inc.,
	Series 2002 A,
	LOC: Branch Banking & Trust Co.
	3.810% 09/01/22(a)	8,900,000	8,900,000
NORTH CAROLINA TOTAL			130,715,000
NORTH DAKOTA – 0.4%
ND Grand Forks Health Care Facilities Revenue
	Series 2004,
	Insured: MBIA:
	SPA: Landesbank Hessen-Thuringen
	3.830% 07/21/09(a)	5,845,000	5,845,000
	SPA: Merrill Lynch Capital Services
	3.700% 12/01/24(a)(d)	15,510,000	15,510,000
NORTH DAKOTA TOTAL			21,355,000
OHIO – 10.3%
OH Akron Bath Copley Township Hospital District
	Summa Health System,
	Series 2004 B,
	LOC: Bank One N.A.
	3.790% 11/01/34(a)	45,325,000	45,325,000
OH Butler County Hospital Facilities Revenue
	Series 2001,
	Insured: FSA,
	LIQ FAC: Landesbank Hessen-Thuringen
	3.840% 07/15/29(a)	29,995,000	29,995,000
OH Clark County Health Care Facility
	Western Reserve Masonic Community,
	Series 2002,

23

		Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
	Insured: AMBAC
	3.830% 10/01/27(a)	10,165,000	10,165,000
OH Clark County Multi-Family Revenue
	Masonic Retirement Village,
	Series 2002,
	Insured: AMBAC
	3.830% 10/01/27(a)	8,615,000	8,615,000
OH Cleveland Cuyahoga County Port Authority
	Cleveland Museum of Art:
	Series 2005 A,
	3.770% 10/01/40(a)	5,000,000	5,000,000
	Series 2005 B,
	SPA: JPMorgan Chase Bank
	3.770% 10/01/40(a)	15,000,000	15,000,000
	Park Synagogue,
	Series 2006,
	LOC: U.S. Bank N.A.
	3.780% 01/01/31(a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
	Series 2004,
	LOC: U.S. Bank N.A.
	3.790% 03/01/34(a)	24,750,000	24,750,000
	Series 2005,
	LOC: U.S. Bank N.A.
	3.790% 07/01/35(a)	33,275,000	33,275,000
OH Cuyahoga County Health Care Facilities Revenue
	A.M. McGregor Home,
	Series 2001,
	LOC: KeyBank N.A.
	3.790% 01/01/32(a)	11,400,000	11,400,000
	Marymount Health Care Systems,
	Series 2005,
	LOC: KeyBank N.A.
	3.790% 08/01/32(a)	19,630,000	19,630,000
OH Cuyahoga County Hospital Revenue
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Bayerische Landesbank
	3.810% 01/15/26(a)	32,450,000	32,450,000
	Sisters Charity Health Systems,
	Series 2000,
	LOC: National City Bank
	3.790% 11/01/30(a)	14,040,000	14,040,000
OH Franklin County Health Care Facilities Revenue
	Traditions Healthcare,
	Series 2005,
	Insured: AMBAC,
	SPA: National City Bank
	3.780% 06/01/30(a)	20,835,000	20,835,000
OH Franklin County Hospital Revenue
	Children’s Hospital,
	Series 2003,
	Insured: AMBAC,

24

		Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
	LOC: National City Bank
	3.770% 11/01/33(a)	31,000,000	31,000,000
	Series 2002,
	Insured: AMBAC,
	LOC: National City Bank
	3.770% 11/01/25(a)	23,915,000	23,915,000
OH Hamilton County Health Care Facilities Revenue
	Episcopal Retirement Homes, Inc.,
	Series 2005 A,
	LOC: KeyBank N.A.
	3.790% 06/01/35(a)	6,485,000	6,485,000
OH Higher Educational Facility Commission
	Series 2003,
	LOC: Fifth Third Bank
	3.780% 09/01/30(a)	12,025,000	12,025,000
	Walsh University,
	Series 2000 B,
	LOC: Fifth Third Bank
	4.080% 09/01/20(a)	850,000	850,000
OH Higher Educational Facility Revenue
	Series 2005,
	LOC: National City Bank
	3.790% 05/01/30(a)	7,000,000	7,000,000
OH Highland County Hospital Joint Township
	Series 2004,
	LOC: Fifth Third Bank
	3.890% 08/01/24(a)	1,625,000	1,625,000
OH Lorain County Hospital Revenue
	Series 2005,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.770% 11/01/21(a)	13,785,000	13,785,000
OH Mahoning County Hospital Facilities Revenue
	Forum Health Obligation Group,
	Series 1997 B,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.790% 12/01/28(a)	27,100,000	27,100,000
	Series 2002 B,
	LOC: Fifth Third Bank
	3.800% 12/01/27(a)	6,165,000	6,165,000
OH Middleburg Heights Hospital Revenue
	Series 1997,
	LOC: Fifth Third Bank
	3.780% 08/15/22(a)	5,015,000	5,015,000
OH Montgomery County Economic Development Revenue
	Series 1996,
	LOC: National City Bank
	3.860% 05/01/26(a)	8,000,000	8,000,000
OH Muskingum County Hospital Facilities Revenue
	Genesis Healthcare System,

25

		Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
	Series 2000,
	LOC: National City Bank
	3.790% 12/01/20(a)	12,980,000	12,980,000
OH Parma City
	Parma Community General Hospital,
	Series 2006 C,
	LOC: JPMorgan Chase Bank
	3.790% 11/01/30(a)	10,275,000	10,275,000
OH Parma Hospital Improvement Revenue
	Parma Community General Hospital,
	Series 2006 A,
	LOC: JPMorgan Chase Bank
	3.790% 11/01/29(a)	9,280,000	9,280,000
OH Sandusky County Hospital Facility Revenue
	Memorial Hospital,
	Series 2006,
	LOC: Fifth Third Bank
	3.790% 02/01/30(a)	17,555,000	17,555,000
OH Stark County Port Authority Revenue
	Series 2001,
	LOC: JPMorgan Chase & Co.
	4.080% 12/01/22(a)	3,525,000	3,525,000
OH Summit County Port Authority
	Series 2005,
	LOC: National City Bank
	3.840% 10/01/23(a)	4,540,000	4,540,000
	Summa Enterprise Group,
	Series 2006,
	LOC: Fifth Third Bank
	3.780% 11/01/36(a)	4,810,000	4,810,000
OH Warren County Economic Development Revenue
	Ralph J. Stolle Countryside,
	Series 2000,
	LOC: Fifth Third Bank
	3.890% 08/01/20(a)	900,000	900,000
OHIO TOTAL			487,305,000
OKLAHOMA – 0.0%
OK Industries Authority
	Amateur Softball Association,
	Series 2002,
	LOC: Bank One Oklahoma N.A.
	4.080% 06/01/14(a)	1,140,000	1,140,000
OKLAHOMA TOTAL			1,140,000
OREGON – 0.2%
OR Homeowner Revenue
	Series 2006,
	SPA: Merrill Lynch Capital Services

26

		Par ($)	Value ($)
Municipal Bonds – (continued)
OREGON – (continued)
	3.840% 05/01/10(a)	9,290,000	9,290,000
OREGON TOTAL			9,290,000
PENNSYLVANIA – 6.0%
PA Allegheny County Hospital Development Authority
	Jefferson Regional Medical Center,
	Series 2006 A,
	LOC: PNC Bank N.A.
	3.780% 05/01/26(a)	22,000,000	22,000,000
	Series 2003,
	Insured: FGIC,
	SPA: Landesbank Hessen-Thuringen
	3.810% 10/01/19(a)	28,965,000	28,965,000
	University of Pittsburgh Medical Center:
	Series 2005 B-1,
	3.890% 12/01/16(a)	12,064,000	12,064,000
	Series 2005 B-2,
	3.890% 12/01/35(a)	21,508,000	21,508,000
PA Allegheny County Industrial Development Authority
	Our Lady Sacred Heart High School,
	Series 2002,
	LOC: PNC Bank N.A.
	3.790% 06/01/22(a)	2,700,000	2,700,000
PA Allegheny County Redevelopment Authority
	Series 2001 A,
	LOC: National City Bank
	3.840% 11/01/19(a)	2,700,000	2,700,000
PA Beaver County Industrial Development Authority
	Firstenergy Generation,
	Series 2006 B,
	LOC: Barclays Bank PLC
	3.790% 12/01/41(a)	32,500,000	32,500,000
	FirstEnergy Generation,
	Series 2006 C,
	LOC: Barclays Bank PLC
	3.930% 03/01/17(a)	23,525,000	23,525,000
PA Delaware Valley Regional Financial Authority
	Series 2004,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.700% 07/01/27(a)(d)	4,995,000	4,995,000
PA Economic Development Financing Authority
	JC Blair,
	Series 2007 A-1,
	LOC: National City Bank
	3.790% 03/01/19(a)	4,000,000	4,000,000
PA Emmaus General Authority
	Series 1989 D,
	LOC: DEPFA Bank PLC
	3.830% 03/01/24(a)	15,200,000	15,200,000

27

		Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
	Series 1989 F-22,
	LOC: DEPFA Bank PLC
	3.830% 03/01/24(a)	21,100,000	21,100,000
	Series 1989 G18,
	LOC: DEPFA Bank PLC
	3.830% 03/01/24(a)	22,800,000	22,800,000
	Series 1989 H-19,
	LOC: DEPFA Bank PLC
	3.830% 03/01/24(a)	15,000,000	15,000,000
PA Harrisburg Authority
	Series 2001 D,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.810% 03/01/34(a)	1,840,000	1,840,000
	Series 2002 B,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.810% 03/01/34(a)	11,205,000	11,205,000
PA Higher Educational Facilities Authority
	Series 2005,
	LOC: Sovereign Bank
	3.790% 11/01/36(a)	8,000,000	8,000,000
PA Lackawanna County
	Series 2006 A,
	LOC: PNC Bank N.A.
	3.780% 09/01/29(a)	20,000,000	20,000,000
PA Philadelphia
	Series 2006,
	Insured: CIFG,
	LIQ FAC: Bayerische Landesbank
	3.820% 08/01/22(a)	10,630,000	10,630,000
PA West Cornwall Township Municipal Authority
	Lebanon Valley Brethren Home,
	Series 2006 S,
	LOC: PNC Bank N.A.
	3.790% 01/01/37(a)	5,000,000	5,000,000
PENNSYLVANIA TOTAL			285,732,000
PUERTO RICO – 1.7%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2007,
	LIQ FAC: Citigroup Financial Products:
	3.770% 12/27/08	50,000,000	50,000,000
	3.820% 12/27/08	22,000,000	22,000,000
PR Commonwealth of Puerto Rico
	Reset Optional Certificates Trust II-R,
	Series 2006,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products

28

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
	3.820% 09/03/09(a)	8,395,000	8,395,000
PUERTO RICO TOTAL			80,395,000
SOUTH CAROLINA – 2.0%
SC ABN AMRO Munitops Certificates Trust
	Series 2003,
	Insured: FSA
	3.830% 03/01/11(a)	23,515,000	23,515,000
SC Cherokee County Industrial Development Revenue
	Newark Electronics Corp.,
	Series 1985,
	LOC: LaSalle Bank N.A.
	3.780% 12/01/15(a)	6,500,000	6,500,000
SC Greenville County Industrial Revenue
	Edgcomb Metals Co.,
	Series 1984,
	LOC: Wells Fargo Bank N.A.
	3.760% 07/01/14(a)	5,000,000	5,000,000
SC Jobs Economic Development Authority
	Anderson Area YMCA,
	Series 1999,
	LOC: Branch Banking & Trust
	3.810% 11/01/24(a)	1,700,000	1,700,000
	Health Care Facilities Revenue:
	Baptist Ministries, Inc.,
	Series 2000,
	LOC: National Bank of South Carolina
	3.830% 07/01/20(a)	5,800,000	5,800,000
	Carolina Village, Inc.,
	Series 2000,
	LOC: Branch Banking & Trust
	3.810% 02/01/22(a)	13,250,000	13,250,000
	Hospital Facilities Revenue,
	Sisters Of Charity Hospitals,
	Series 2002,
	LOC: Wachovia Bank N.A.
	3.790% 11/01/32(a)	3,785,000	3,785,000
	Spartanburg YMCA,
	Series 1996,
	LOC: First Union National Bank
	3.810% 06/01/18(a)	2,380,000	2,380,000
SC Public Service Authority
	Series 2002,
	Insured: FSA
	3.830% 07/01/10(a)	10,220,000	10,220,000
	Series 2004,
	Insured: AMBAC
	3.820% 01/01/22(a)	4,520,000	4,520,000
SC Transportation Infrastructure Bank
	Series 2004,
	Insured: AMBAC
	3.830% 04/01/12(a)	12,660,000	12,660,000
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: Citigroup Financial Products

29

		Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
	3.820% 10/01/33(a)	4,180,000	4,180,000
SOUTH CAROLINA TOTAL			93,510,000
TENNESSEE – 5.1%
TN Cleveland Health & Educational Facilities Board Revenue
	Lee University,
	Series 2002,
	LOC: First Tennessee Bank
	3.900% 12/01/19(a)	2,750,000	2,750,000
TN Collierville Industrial Development Board
	St. George’s High School,
	Series 2001,
	LOC: AmSouth Bank
	3.780% 08/01/31(a)	19,870,000	19,870,000
TN Hendersonville Industrial Development Board
	Series 2007 A,
	LOC: Fifth Third Bank
	3.890% 05/01/36(a)	7,500,000	7,500,000
TN Knox County Health, Educational & Housing Facilities Board
	Volunteer Student Housing LLC,
	Series 2002,
	LOC: Allied Irish Banks PLC
	3.780% 09/01/34(a)	21,390,000	21,390,000
TN McMinn County Industrial Development Board
	Series 2006,
	LOC: AmSouth Bank
	3.800% 11/01/36(a)	4,750,000	4,750,000
TN Metropolitan Government Nashville & Davidson County District Energy Revenue
	Series 2002,
	Insured: AMBAC
	3.830% 10/01/19(a)	5,260,000	5,260,000
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
	The Blakeford at Green Hills,
	Series 2005,
	LOC: Fifth Third Bank
	3.890% 07/01/16(a)	6,500,000	6,500,000
	Timberlake Apartments Associates,
	Series 2002,
	Guarantor: FNMA
	3.740% 08/15/32(a)	7,000,000	7,000,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
	Nashville Apartment Properties,
	Series 1995-2,
	LOC: AmSouth Bank
	3.860% 09/01/15(a)	2,955,000	2,955,000

30

		Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
TN Morgan Keegan Municipal Products, Inc.
	Series 2005 E,
	3.800% 12/01/10(a)	27,925,000	27,925,000
TN Municipal Energy Acquisition Corp.
	Series 2006,
	LOC: JPMorgan Chase & Co.,
	LIQ FAC: JPMorgan Chase & Co.
	3.820% 11/30/07(a)	71,765,000	71,765,000
TN SCA Tax Exempt Trust
	Series 2005,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.840% 01/01/30(a)	12,350,000	12,350,000
TN Sevier County Public Building Authority
	Local Government Public Improvement Revenue,
	Series 1998 III-B-2,
	Insured: AMBAC,
	SPA: Landesbank Hessen-Thuringen
	3.790% 06/01/19(a)	4,250,000	4,250,000
	Series 2004 6-A-1,
	3.910% 06/01/29(a)	15,200,000	15,200,000
	Series 2004 D-2,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	3.920% 06/01/24(a)	6,800,000	6,800,000
TN Shelby County Health, Educational & Housing Facilities Board
	Memphis University School Project,
	Series 2002,
	LOC: SunTrust Bank
	3.790% 10/01/22(a)	4,520,000	4,520,000
	Series 2007,
	LOC: Regions Bank
	3.820% 03/01/40(a)	7,880,000	7,880,000
	St. Benedict Auburndale School,
	Series 2003,
	LOC: AmSouth Bank
	3.800% 05/01/33(a)	5,050,000	5,050,000
	St. Mary’s Episcopal School Project,
	Series 2004,
	LOC: First Tennessee Bank
	3.800% 12/01/34(a)	3,500,000	3,500,000
TN Williamson County Industrial Development Board
	St. Matthew Catholic Church,
	Series 2004,
	LOC: SunTrust Bank
	3.810% 07/01/24(a)	3,050,000	3,050,000
TENNESSEE TOTAL			240,265,000
TEXAS – 11.4%
TX ABN AMRO Munitops Certificate Trust
	Series 2003,
	Insured: PSFG,
	SPA: ABN AMRO Bank
	3.830% 08/15/10(a)	5,000,000	5,000,000

31

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
	Series 2006,
	Insured: PSFG,
	SPA: ABN AMRO Bank
	3.830% 02/15/27(a)	10,690,000	10,690,000
	Series 2007,
	Insured: FGIC,
	SPA: ABN AMRO Bank
	3.830% 05/15/31(a)	24,635,000	24,635,000
TX Ames Higher Education Facilities Corp.
	Southwest Austin Catholic School,
	Series 2003,
	LOC: Allied Irish Bank PLC
	3.830% 12/01/33(a)	5,255,000	5,255,000
TX Brazos County Health Facility Development Corp.
	Series 2005,
	LIQ FAC: Lloyds TSB Bank PLC
	3.650% 01/01/19(a)(d)	28,955,000	28,955,000
TX Brownsville Utility Systems Revenue
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Citigroup Global Markets
	3.820% 09/01/24(a)	6,950,000	6,950,000
TX Cypress-Fairbanks Independent School District
	Series 2007,
	Insured: MBIA,
	LIQ FAC: Wells Fargo Bank N.A.
	3.820% 02/15/29(a)	7,240,000	7,240,000
TX Dallas Independent School District
	Series 2004,
	Insured: PSFG,
	LIQ FAC: Citibank N.A.
	3.820% 08/15/24(a)	4,455,000	4,455,000
TX Denton County
	Series 2005,
	Insured: MBIA
	3.830% 07/15/10(a)	4,555,000	4,555,000
TX Eclipse Funding Trust
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank N.A.
	3.820% 09/01/31(a)	23,645,000	23,645,000
TX Grand Prairie Housing Finance Corp.
	General Electric Capital Corp.,
	Series 1993,
	GTY AGMT: General Electric Capital Corp.
	3.800% 06/01/10(a)	9,600,000	9,600,000
	Windbridge Grand Prairie,
	Series 1993,
	GTY AGMT: General Electric Capital Corp.
	3.800% 06/01/10(a)	9,000,000	9,000,000

32

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Grapevine Industrial Development Corp.
	Series 1993,
	LOC: Bank One Texas N.A.
	3.800% 03/01/10(a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
	Good Shepherd Health System,
	Series 2004,
	LOC: KBC Bank N.V.
	3.770% 10/01/15(a)	20,755,000	20,755,000
TX Gregg County Housing Finance Corp.
	Baily Properties LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	3.790% 02/15/23(a)	5,035,000	5,035,000
	Summer Green LLC,
	Series 2004 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	3.790% 02/15/23(a)	2,580,000	2,580,000
TX Harlandale Independent School District
	Series 2004,
	Insured: PSFG,
	LOC: JPMorgan Chase Bank
	3.830% 08/15/12(a)	2,680,000	2,680,000
TX Harris County Health Facilities Development Corp.
	Texas Childrens Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.910% 10/01/29(a)	38,810,000	38,810,000
TX Harris County-Houston Sports Authority
	Series 2005,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	3.830% 11/15/38(a)	2,000,000	2,000,000
TX Harris County
	Series 2006,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.830% 08/15/33(a)	5,580,000	5,580,000
TX Houston Independent School District
	Series 2005 DB-169,
	Insured: PSFG,
	LIQ FAC: Deutsche Bank A.G.
	3.820% 02/15/24(a)	3,355,000	3,355,000
TX Houston Utility System Revenue
	Series 2004:
	Insured: FSA
	3.820% 05/15/20(a)	5,140,000	5,140,000
	Insured: MBIA
	3.830% 05/15/27(a)	12,145,000	12,145,000

33

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Houston
	Series 2004,
	Insured: MBIA,
	LOC: JPMorgan Chase Bank
	3.830% 03/01/12(a)	9,190,000	9,190,000
TX Hunt Memorial Hospital District
	Series 1998,
	Insured: FSA
	3.820% 08/15/17(a)	10,070,000	10,070,000
TX Lamar Consolidated Independent School District
	Series 2007,
	Insured: PSFG,
	LIQ FAC: JPMorgan Chase Bank
	3.820% 02/15/15(a)	11,405,000	11,405,000
TX Lewisville Independent School District
	Series 2004,
	Insured: PSFG,
	SPA: Merrill Lynch Capital Services
	3.830% 08/15/08(a)	3,940,000	3,940,000
TX Mesquite Independent School District No. 1
	Series 2005 1032,
	Insured: PSFG,
	LIQ FAC: JPMorgan Chase Bank
	3.830% 08/15/13(a)	5,300,000	5,300,000
TX Montgomery County Municipal Utility District No. 46
	Series 2004,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	3.830% 09/01/10(a)	1,285,000	1,285,000
TX Richardson Independent School District
	Series 2005 PT-2835,
	Insured: PSFG,
	LIQ FAC: Merrill Lynch Capital Services
	3.830% 02/15/25(a)	4,285,000	4,285,000
TX Round Rock Independent School District
	Series 2007,
	Insured: PSFG,
	LIQ FAC: Wells Fargo Bank N.A.
	3.820% 08/01/32(a)	5,345,000	5,345,000
TX San Antonio Educational Facilities Corp.
	University Incarnate Word Project,
	Series 2001,
	LOC: Bank One N.A.
	3.860% 12/01/21(a)	7,290,000	7,290,000
TX San Antonio Health Facilities Development Corp. Revenue
	CTRC Clinical Foundation,
	LOC: Wells Fargo Bank N.A.
	3.760% 06/01/20(a)	6,240,000	6,240,000

34

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX San Antonio Water Revenue
	Series 2007,
	Insured: FGIC,
	LIQ FAC: BNP Paribas
	3.810% 05/15/37(a)	1,920,000	1,920,000
TX San Marcos Consolidated Independent School District
	Series 2005,
	Insured: PSFG
	3.830% 08/01/26(a)	6,110,000	6,110,000
TX State
	Series 2005,
	LIQ FAC: Lehman Liquidity Co.
	3.870% 04/01/30(a)	7,490,000	7,490,000
	Series 2006,
	4.500% 08/31/07	209,790,000	210,169,154
TX Williamson County
	Series 2001 188,
	Insured: FSA
	3.830% 02/15/21(a)	8,135,000	8,135,000
TEXAS TOTAL			538,534,154
UTAH – 0.2%
UT Davis County Housing Authority
	PTR Multi-Family Holdings, Inc.,
	Series 1997 A,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	3.790% 08/15/39(a)	4,240,000	4,240,000
UT St. George Industrial Development Revenue
	Bluff Cove Resort LLC,
	Series 2002,
	LOC: JPMorgan Chase Bank
	3.860% 08/01/11(a)	1,825,000	1,825,000
UT Weber County Housing Authority
	Series 2001,
	LOC: Bank One N.A.
	3.790% 11/01/39(a)	2,630,000	2,630,000
UTAH TOTAL			8,695,000
VIRGINIA – 0.4%
VA Hanover County Virginia Industrial Development Authority
	Covenant Woods,
	Series 1999,
	LOC: Branch Banking & Trust Co.
	3.810% 07/01/29(a)	3,965,000	3,965,000
VA Rockingham County Industrial Development Authority
	Sunnyside Presbyterian,
	Series 2003,
	LOC: Branch Banking & Trust
	3.810% 12/01/33(a)	11,365,000	11,365,000
VA Winchester Industrial Development Authority
	Westminster-Canterbury of Winchester, Inc.,
	Series 2005 B,

35

		Par ($)	Value ($)
Municipal Bonds – (continued)
VIRGINIA – (continued)
	LOC: Branch Banking & Trust
	3.810% 01/01/35(a)	3,000,000	3,000,000
VIRGINIA TOTAL			18,330,000
WASHINGTON – 1.0%
WA Health Care Facilities Authority
	Seattle Cancer Care,
	Series 2005,
	LOC: Harris Trust & Savings Bank
	3.800% 03/01/35(a)	7,965,000	7,965,000
WA Housing Finance Commission
	Series 1988,
	LOC: Harris Trust & Savings Bank
	3.810% 01/01/10(a)	11,800,000	11,800,000
WA Pierce County
	Series 2005 921,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.830% 02/01/13(a)	4,205,000	4,205,000
WA Redmond
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Servies
	3.830% 12/01/20(a)	3,445,000	3,445,000
WA Seattle Housing Authority
	Bayview Manor Homes,
	Series 1994 B,
	LOC: U.S. Bank N.A.
	3.820% 05/01/19(a)	2,155,000	2,155,000
WA State
	Series 2004 B-22,
	Insured: FSA
	3.830% 07/01/24(a)	8,730,000	8,730,000
	Series 2004,
	Insured: AMBAC,
	GTY AGMT: Merrill Lynch & Co.
	3.830% 01/01/12(a)	7,390,000	7,390,000
WASHINGTON TOTAL			45,690,000
WEST VIRGINIA – 0.3%
WV Eclipse Funding Trust
	Series 2006,
	Insured: FSA,
	LOC: U.S. Bank N.A.
	3.820% 11/01/35(a)	9,315,000	9,315,000
WV University
	Series 2005,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank

36

		Par ($)	Value ($)
Municipal Bonds – (continued)
WEST VIRGINIA – (continued)
	3.830% 10/01/12(a)	4,945,000	4,945,000
WEST VIRGINIA TOTAL			14,260,000
WISCONSIN – 2.2%
WI Appleton Industrial Development Revenue
	Appleton Center Associates,
	Series 1994,
	LOC: U.S. Bank N.A.
	3.820% 12/15/09(a)	2,770,000	2,770,000
WI Center District Tax Revenue
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.830% 12/15/21(a)	6,625,000	6,625,000
WI Health & Educational Facilities Authority
	Series 2003:
	Insured: MBIA
	3.830% 02/15/16(a)	24,765,000	24,765,000
	Insured: MBIA,
	SPA: Landesbank Hessen-Thuringen
	3.750% 08/15/19(a)(d)	27,015,000	27,015,000
	LOC: Bank One N.A.
	3.890% 07/01/28(a)	6,660,000	6,660,000
WI Reset Optional Certificates Trust II-R
	Series 2006,
	Insured: FSA,
	LIQ FAC: Citigroup Financial Products
	3.830% 11/01/26(a)	5,865,000	5,865,000
WI State
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: DEPFA Bank PLC
	3.820% 05/01/18(a)	20,345,000	20,345,000
WI West Allis
	State Fair Park Exposition Center,
	Series 2001,
	LOC: U.S. Bank N.A.
	3.820% 08/01/28(a)	9,700,000	9,700,000
WISCONSIN TOTAL			103,745,000
WYOMING – 0.1%
WY Sweetwater County
	Series 2006 A,
	LOC: KeyBank N.A.
	3.780% 09/01/26(a)	5,700,000	5,700,000
WYOMING TOTAL			5,700,000

	Total Municipal Bonds (cost of $4,568,499,919)		4,568,499,919
Asset-Backed Securities – 0.8%
Non-Profit Preferred Funding Trust I
	3.890% 09/15/37(a)	20,445,000	20,445,000

37

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	3.870% 09/15/37(a)	17,895,000	17,895,000

	Total Asset-Backed Securities (cost of $38,340,000)		38,340,000
Short-Term Obligations – 3.1%
VARIABLE RATE DEMAND NOTES – 3.1%
Puttable Floating Option Tax-Exempt Receipts
	Series 2001,
	LIQ FAC: Merrill Lynch Capital Services
	3.890% 01/01/32(a)	6,420,000	6,420,000
	Series 2005,
	SPA: Merrill Lynch Capital Services
	3.860% 09/01/26(a)	12,515,000	12,515,000
	Series 2006 A,
	SPA: Merrill Lynch Capital Services:
	3.840% 10/01/39(a)	73,890,000	73,890,000
	3.860% 10/01/37(a)	6,005,000	6,005,000
	Series 2007,
	LIQ FAC: Merrill Lynch Capital Services
	3.700% 06/01/47(a)	46,000,000	46,000,000
VARIABLE RATE DEMAND NOTES TOTAL			144,830,000

	Total Short-Term Obligations (cost of $144,830,000)		144,830,000

	Total Investments – 100.4% (cost of $4,751,669,919)(e)		4,751,669,919

	Other Assets & Liabilities, Net – (0.4)%		(18,095,739)

	Net Assets – 100.0%		4,733,574,180

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees. Investments in other investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of this security, which is not illiquid, represents 0.7% of net assets.

(c)	Security purchased on a delayed delivery basis.

(d)	Illiquid security.

(e)	Cost for federal income tax purposes is $4,751,669,919.

38

Acronym	Name

AMBAC	Ambac Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

39

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Cash Reserves

		Par ($)	Value ($)*
Corporate Bonds – 48.0%
Acme Paper & Supply Co.
	LOC: Wachovia Bank N.A.
	5.490% 09/15/20(a)	2,880,000	2,880,000
Alliance & Leicester PLC
	5.330% 05/07/08(a)(b)	500,000,000	500,000,000
American Express Credit Corp.
	5.420% 03/05/08(a)	323,000,000	323,000,705
Arogas, Inc.
	LOC: Wachovia Bank N.A.
	5.440% 12/01/10(a)	5,770,000	5,770,000
Atlanta Bread Co. International, Inc.
	LOC: Columbus Bank & Trust Co.
	5.370% 09/01/23(a)	1,675,000	1,675,000
Atlas Capital Funding Corp.
	5.310% 07/16/07(a)(b)	50,000,000	50,000,000
	5.310% 08/28/07(a)(b)	155,000,000	155,000,000
	5.310% 09/17/07(a)(b)	400,000,000	400,000,000
	5.310% 09/25/07(a)(b)	170,000,000	170,000,000
Axon Financial Funding LLC
	5.330% 05/02/08(a)(b)	150,000,000	149,986,230
	5.335% 06/02/08(a)(b)	100,000,000	100,000,000
Bank of New York Co.
	5.380% 05/27/08(a)(b)	125,000,000	125,000,000
Banque Federative du Credit Mutuel
	5.320% 05/13/08(a)(b)	500,000,000	500,000,000
Bear Stearns Companies, Inc.
	5.330% 01/09/08(a)	405,000,000	405,000,000
Bluegrass Wireless LLC
	LOC: Fifth Third Bank
	5.370% 02/01/12(a)	6,000,000	6,000,000
BNP Paribas
	5.305% 09/26/07(a)	820,000,000	819,935,576
	5.320% 03/14/08(a)	350,000,000	350,000,000
	5.350% 02/19/08(a)(b)	325,000,000	325,000,000
Boozer Lumber
	LOC: Wachovia Bank N.A.
	5.350% 10/01/17(a)	3,130,000	3,130,000
Brookwood Baptist Church
	LOC: AmSouth Bank N.A.
	5.370% 12/01/23(a)	4,270,000	4,270,000
Brosis Finance LLC
	LOC: Branch Banking & Trust Co.
	5.320% 09/01/24(a)	8,500,000	8,500,000

1

		Par ($)	Value ($)*
Corporate Bonds – (continued)
Carrera Capital Finance LLC
	5.300% 11/15/07(a)(b)	100,000,000	99,995,458
	5.330% 04/28/08(a)(b)	80,000,000	79,992,763
Cheyne Finance LLC
	5.285% 07/25/07(a)(b)	150,000,000	149,996,671
	5.288% 08/28/07(a)(b)	150,000,000	149,994,620
	5.309% 06/25/07(a)(b)	100,000,000	99,999,192
	5.313% 01/15/08(a)(b)	100,000,000	99,983,088
	5.315% 12/17/07(a)(b)	150,000,000	149,980,154
	5.315% 02/08/08(a)(b)	100,000,000	99,983,154
	5.315% 05/15/08(a)(b)	100,000,000	99,976,695
	5.325% 10/25/07(a)(b)	18,500,000	18,499,260
Congregation Mkor Shalom
	LOC: Wachovia Bank N.A.
	5.440% 06/01/23(a)	2,015,000	2,015,000
Cornell Iron Works, Inc.
	LOC: Wachovia Bank N.A.
	5.370% 04/01/19(a)	4,875,000	4,875,000
Credit Agricole SA
	5.325% 05/23/08(a)(b)	425,000,000	425,000,000
Crestmont Realty Corp.
	LOC: Fifth Third Bank
	5.370% 11/01/22(a)	4,050,000	4,050,000
Cullinan Finance Corp.
	5.320% 08/15/07(a)(b)	275,000,000	274,994,629
	5.320% 10/15/07(a)(b)	75,000,000	74,997,143
	5.320% 10/22/07(a)(b)	200,000,000	199,992,121
	5.320% 10/24/07(a)(b)	400,000,000	399,984,896
	5.320% 11/15/07(a)(b)	100,000,000	99,995,425
	5.320% 12/03/07(a)(b)	325,000,000	324,967,798
	5.320% 12/06/07(a)(b)	424,000,000	423,957,480
	5.320% 03/25/08(a)(b)	108,000,000	107,973,763
	5.430% 12/19/07(b)	200,000,000	200,000,000
Fannin and Fannin LLC
	LOC: Fifth Third Bank
	5.370% 12/01/24(a)	1,810,000	1,810,000
First Tennessee Bank National Association
	5.330% 05/16/08(a)(b)	250,000,000	250,000,000
General Electric Capital Corp.
	5.445% 10/17/07(a)	13,000,000	13,000,000
Goldman Sachs Group, Inc.
	5.370% 05/14/08(a)(b)	219,500,000	219,500,000
	5.380% 09/13/07(a)(b)(c)	510,000,000	510,000,000
	5.380% 09/21/07(a)(b)(c)	430,000,000	430,000,000

2

		Par ($)	Value ($)*
Corporate Bonds – (continued)
	5.380% 02/19/08(a)(c)	200,000,000	200,000,000
	5.380% 04/14/08(a)	675,000,000	675,000,000
Greene River Packing, Inc.
	LOC: Wachovia Bank N.A.
	5.490% 11/01/16(a)	1,100,000	1,100,000
Harrier Finance Funding LLC
	5.300% 09/17/07(a)(b)	200,000,000	199,991,231
	5.315% 10/10/07(a)(b)	250,000,000	249,986,541
	5.320% 11/15/07(a)(b)	200,000,000	199,990,849
	5.320% 11/28/07(a)(b)	100,000,000	99,995,225
Herman & Kittle Capital LLC
	LOC: FHLB
	5.380% 02/01/37(a)	4,250,000	4,250,000
Irish Life & Permanent PLC
	5.340% 05/21/08(a)(b)	400,000,000	400,000,000
Jackson Tube Service, Inc.
	LOC: Wachovia Bank N.A.
	5.420% 12/01/15(a)	35,000	35,000
Johnson Bible College
	LOC: AmSouth Bank N.A.
	5.370% 09/01/18(a)	1,900,000	1,900,000
K2 (USA) LLC
	5.320% 11/20/07(a)(b)	100,000,000	99,995,426
Kestrel Funding US LLC
	5.300% 07/11/07(a)(b)	150,000,000	149,999,123
	5.300% 08/02/07(a)(b)	100,000,000	99,998,910
L & H Holdings LLC
	LOC: Wachovia Bank N.A.
	5.590% 12/01/24(a)	2,580,000	2,580,000
Lee Family Partnership LLC
	LOC: Wachovia Bank N.A.
	5.370% 06/01/34(a)	4,400,000	4,400,000
Lehman Brothers Holdings, Inc.
	5.320% 05/14/08(a)	400,000,000	400,000,000
Liberty Lighthouse Co. LLC
	5.300% 06/08/07(a)(b)	100,000,000	99,999,622
	5.320% 10/10/07(a)(b)	100,000,000	99,992,944
	5.320% 10/30/07(a)(b)	150,000,000	149,988,047
	5.320% 12/03/07(a)(b)	100,000,000	99,990,133
Links Finance LLC
	5.320% 11/20/07(a)(b)	100,000,000	99,995,288
	5.323% 11/20/07(a)(b)	100,000,000	99,995,426
	5.325% 10/22/07(a)(b)	100,000,000	99,998,052
Liquid Funding Ltd.
	5.300% 08/01/07(a)(b)	150,000,000	149,997,486

3

		Par ($)	Value ($)*
Corporate Bonds – (continued)
	5.325% 12/21/07(a)	200,000,000	199,983,760
	5.325% 01/15/08(a)(b)	200,000,000	199,981,499
	5.325% 04/10/08(a)(b)	90,000,000	89,988,667
	5.326% 09/06/07(a)(b)	100,000,000	99,994,699
	5.330% 09/28/07(a)(b)	200,000,000	199,987,732
	5.330% 11/15/07(a)(b)	75,000,000	74,996,568
	5.335% 05/09/08(a)(b)	200,000,000	199,973,342
Manor Homes Holdings LLC
	LOC: Wachovia Bank N.A.
	5.370% 06/01/23(a)	4,805,000	4,805,000
Marital Trust
	LOC: AmSouth Bank N.A.
	5.370% 12/01/09(a)	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
	5.300% 05/16/08(a)	397,000,000	397,000,000
	5.300% 05/23/08(a)	710,000,000	710,000,000
	5.330% 05/15/08(a)	625,000,000	625,000,000
Michael J. Barry
	LOC: AmSouth Bank N.A.
	5.370% 11/01/24(a)	5,385,000	5,385,000
Midtown Church of Christ
	LOC: Wachovia Bank N.A.
	5.520% 11/01/22(a)	2,160,000	2,160,000
Morgan Stanley
	5.360% 05/02/08(a)	677,200,000	677,200,000
	5.360% 05/23/08(a)	280,000,000	280,329,280
	5.400% 05/02/08(a)	499,000,000	499,000,000
	5.410% 05/02/08(a)	202,230,000	202,373,280
	5.410% 05/23/08(a)	180,200,000	180,200,000
Morgan Stanley Asset Funding, Inc.
	5.463% 04/07/08(a)(c)	1,000,000,000	1,000,000,000
National Australia Bank Ltd.
	5.330% 04/19/08(a)(b)	500,000,000	500,000,000
National Rural Utilities Cooperative Finance Corp.
	5.310% 05/01/08(a)	320,000,000	320,000,000
Natixis NY
	5.347% 03/07/08(a)(b)	575,000,000	575,000,000
Nordea Bank AB
	5.310% 05/08/08(a)(b)	300,000,000	300,000,000
Northern Rock PLC
	5.340% 05/05/08(a)(b)	984,000,000	984,025,429
	5.430% 04/08/08(a)(b)	101,500,000	101,500,205

4

		Par ($)	Value ($)*
Corporate Bonds – (continued)
Pearlstine Distributors, Inc.
	LOC: Wachovia Bank N.A.
	5.370% 03/01/23(a)	4,090,000	4,090,000
Persimmon Ridge Golf Course
	LOC: Fifth Third Bank
	5.370% 04/01/14(a)	2,365,000	2,365,000
Premier Asset Collateralized Entity LLC
	5.330% 10/19/07(a)(b)	50,000,000	49,998,069
	5.340% 10/15/07(a)(b)	150,000,000	150,000,000
	5.340% 12/21/07(a)(b)	170,000,000	170,000,000
RDR Investment Co. LLC
	LOC: Wachovia Bank N.A.
	5.540% 11/01/19(a)	1,440,000	1,440,000
Red Lion Evangelical Association, Inc.
	LOC: Wachovia Bank N.A.
	5.540% 01/01/25(a)	965,000	965,000
S&S Firestone, Inc.
	LOC: JPMorgan Chase Bank
	5.370% 12/01/33(a)	7,350,000	7,350,000
Schulte Corp.
	LOC: Fifth Third Bank
	5.370% 09/01/24(a)	2,780,000	2,780,000
Security Self-Storage, Inc.
	LOC: Fifth Third Bank
	5.370% 05/01/35(a)	2,800,000	2,800,000
Sedna Finance, Inc.
	5.308% 06/05/07(a)(b)	100,000,000	99,999,890
	5.325% 10/16/07(a)(b)	150,000,000	149,997,185
	5.325% 10/23/07(a)(b)	200,000,000	199,992,110
	5.325% 12/07/07(a)(b)	289,000,000	288,992,497
	5.328% 10/19/07(a)(b)	100,000,000	99,997,123
Servaas, Inc.
	LOC: Fifth Third Bank
	5.370% 03/01/13(a)	5,190,000	5,190,000
Shephard Family Trust
	LOC: Columbus Bank & Trust Co.
	5.370% 05/01/24(a)	8,315,000	8,315,000
Shepherd Capital LLC
	LOC: Wachovia Bank N.A.
	5.490% 03/15/49(a)	1,755,000	1,755,000
Sigma Finance, Inc.
	5.420% 09/17/07(b)	500,000,000	500,000,000
SJD Service Co.
	LOC: Fifth Third Bank
	5.370% 10/01/23(a)	2,660,000	2,660,000
SLM Corp.
	5.320% 05/12/08(a)(b)	65,000,000	65,000,000
	5.330% 04/18/08(a)(b)	544,000,000	543,933,503

5

		Par ($)	Value ($)*
Corporate Bonds – (continued)
South Georgia Motor Sports Park LLC
	LOC: Columbus Bank & Trust Co.
	5.370% 06/01/24(a)	1,010,000	1,010,000
Southland Tube, Inc.
	LOC: Wachovia Bank N.A.
	5.390% 06/01/10(a)	4,425,000	4,425,000
Stanfield Victoria Funding LLC
	5.310% 05/23/08(a)(b)	200,000,000	200,000,000
	5.315% 04/11/08(a)(b)	100,000,000	99,980,072
	5.315% 04/15/08(a)(b)	100,000,000	99,979,232
	5.320% 10/17/07(a)(b)	100,000,000	99,992,520
	5.320% 03/25/08(a)(b)	100,000,000	99,983,892
	5.325% 09/27/07(a)(b)	100,000,000	99,993,534
	5.325% 10/03/07(a)(b)	100,000,000	99,993,205
	5.325% 10/12/07(a)(b)	100,000,000	99,994,564
Suncoast Beverage Sales LP
	LOC: Wachovia Bank N.A.
	5.320% 06/01/16(a)	2,965,000	2,965,000
Supreme Beverage Co.
	LOC: AmSouth Bank N.A.
	5.370% 04/01/19(a)	4,800,000	4,800,000
Tango Finance Corp.
	5.310% 06/29/07(a)(b)	50,000,000	49,999,350
	5.320% 09/17/07(a)(b)	94,000,000	93,997,023
	5.320% 10/15/07(a)(b)	64,000,000	63,997,628
	5.320% 10/25/07(a)(b)	450,000,000	449,982,243
	5.323% 10/22/07(a)(b)	66,500,000	66,498,057
Temple Beth AHM
	LOC: Wachovia Bank N.A.
	5.470% 12/01/21(a)	1,960,000	1,960,000
Unicredito Italiano Bank Ireland
	5.330% 05/14/08(a)(b)	550,000,000	550,000,000
	5.330% 05/15/08(a)(b)	900,000,000	900,000,000
	5.340% 05/02/08(a)(b)	300,000,000	300,000,000
	5.340% 05/08/08(a)(b)	1,040,000,000	1,040,000,000
Wells Fargo & Co.
	5.330% 05/14/08(a)(b)	10,000,000	10,000,000
West Ridge Enterprises
	LOC: Wachovia Bank N.A.
	5.440% 12/01/13(a)	5,640,000	5,640,000
Westpac Banking Corp.
	5.340% 04/11/08(a)(b)	288,750,000	288,750,000

6

		Par ($)	Value ($)*
Corporate Bonds – (continued)
Whistlejacket Capital LLC
	5.320% 10/19/07(a)(b)	50,000,000	49,996,164
	5.320% 10/22/07(a)(b)	200,000,000	199,984,414
	5.320% 12/10/07(a)(b)	115,000,000	114,987,967
	5.320% 12/17/07(a)(b)	50,000,000	49,994,578
White Pine Finance LLC
	5.290% 06/07/07(a)(b)	150,000,000	149,999,772
	5.310% 04/24/08(a)(b)	147,500,000	147,463,649
	5.310% 06/09/08(a)(b)	100,000,000	99,970,000
	5.320% 10/16/07(a)(b)	160,000,000	159,987,989
Zoological Society of Philadelphia
	LOC: Wachovia Bank N.A.
	5.320% 06/01/18(a)	8,460,000	8,460,000

	Total Corporate Bonds (cost of $29,614,131,815)		29,614,131,815
Certificates of Deposit – 14.9%
ABN AMRO Bank NV
	5.380% 06/13/07(a)	400,000,000	400,000,000
Bank of Montreal
	5.330% 11/20/07	777,500,000	777,500,000
Bank of Tokyo Mitsubishi Ltd. NY
	5.320% 10/12/07	856,000,000	856,000,000
Barclays Bank PLC NY
	5.450% 06/12/07	739,000,000	739,000,000
	5.500% 06/18/07	284,000,000	284,000,000
Canadian Imperial Bank of Commerce NY
	5.410% 03/17/08(a)	20,000,000	20,000,000
Credit Agricole Indo NY
	5.420% 06/04/07	100,000,000	99,999,718
Credit Agricole SA
	5.330% 11/26/07	495,000,000	495,000,000
	5.520% 06/18/07	284,000,000	284,000,000
Credit Suisse NY
	5.320% 10/16/07	899,000,000	899,000,000
	5.420% 12/04/07	375,000,000	375,000,000
	5.420% 01/16/08	686,000,000	686,000,000
DEPFA Bank PLC NY
	5.395% 03/14/08(a)	125,000,000	125,000,000
Deutsche Bank AG NY
	5.400% 11/21/07	350,000,000	350,000,000
Dresdner Bank AG
	5.335% 07/16/07	300,000,000	300,000,000

7

		Par ($)	Value ($)
Certificates of Deposit – (continued)
KeyBank N.A.
	5.000% 07/17/07	2,600,000	2,598,419
Natixis NY
	5.410% 08/13/07(a)	728,000,000	728,000,000
	5.420% 07/02/07	125,000,000	125,000,000
Societe Generale
	5.335% 07/16/07	596,000,000	596,000,000
	5.500% 06/18/07	284,000,000	284,000,000
Swedbank AB NY
	5.310% 09/17/07(a)	753,000,000	752,945,821

	Total Certificates of Deposit (cost of $9,179,043,958)		9,179,043,958
Commercial Paper – 13.9%
Atlas Capital Funding Corp.
	5.205% 08/06/07(b)(d)	50,000,000	49,522,875
Cheyne Finance LLC
	5.315% 01/18/08(a)(b)	75,000,000	74,985,912
Citius I Funding LLC
	5.250% 08/16/07(b)(d)	66,000,000	65,268,500
Compass Securitization LLC
	5.280% 06/21/07(b)(d)	30,535,000	30,445,431
	5.280% 06/22/07(b)(d)	50,000,000	49,846,000
Concord Minutemen Capital Co. LLC
	5.280% 06/18/07(b)(d)	251,153,000	250,526,792
	5.290% 06/08/07(b)(d)	243,479,000	243,228,555
	5.300% 06/08/07(b)(d)	225,529,000	225,296,580
	5.300% 06/20/07(b)(d)	369,006,000	367,973,808
Countrywide Financial Corp.
	5.275% 07/13/07(d)	85,000,000	84,476,896
	5.290% 07/25/07(d)	125,000,000	124,008,125
	5.300% 06/15/07(d)	100,000,000	99,793,889
	5.300% 06/29/07(d)	100,000,000	99,587,778
	5.300% 07/30/07(d)	790,000,000	783,137,972
	5.300% 08/27/07(d)	122,000,000	120,437,383
	5.350% 06/01/07(d)	200,000,000	200,000,000
Curzon Funding LLC
	5.190% 11/21/07(b)(d)	95,000,000	92,630,621
	5.195% 11/29/07(b)(d)	50,000,000	48,694,035
FCAR Owner Trust I
	5.200% 11/16/07(d)	247,500,000	241,494,000
	5.210% 07/25/07(d)	100,000,000	99,218,500
	5.210% 08/21/07(d)	125,000,000	123,534,687

8

		Par ($)	Value ($)
Commercial Paper – (continued)
	5.220% 09/14/07(d)	100,000,000	98,477,500
	5.250% 08/22/07(d)	212,330,000	209,790,887
	5.260% 06/15/07(d)	86,500,000	86,323,059
Five Finance, Inc.
	5.195% 11/30/07(b)(d)	77,750,000	75,708,004
Giro Balanced Funding Corp.
	5.275% 06/07/07(b)(d)	136,283,000	136,163,185
	5.290% 06/13/07(b)(d)	100,888,000	100,710,101
Giro Funding US Corp.
	5.300% 06/21/07(b)(d)	160,112,000	159,640,559
Grampian Funding LLC
	5.205% 07/24/07(b)(d)	100,000,000	99,233,708
Klio II Funding Corp.
	5.250% 07/23/07(b)(d)	101,340,000	100,571,505
Klio III Funding Corp.
	5.250% 07/23/07(b)(d)	101,340,000	100,571,505
	5.250% 07/24/07(b)(d)	80,630,000	80,006,797
New Center Asset Trust
	5.210% 08/17/07(d)	388,000,000	383,676,279
Paradigm Funding LLC
	5.330% 06/01/07(b)(d)	206,536,000	206,536,000
Picaros Funding PLC
	5.280% 07/11/07(b)(d)	470,000,000	467,242,667
Rhineland Funding Capital Corp.
	5.270% 06/11/07(b)(d)	177,171,000	176,911,641
	5.270% 07/17/07(b)(d)	12,606,000	12,521,113
	5.270% 08/03/07(b)(d)	149,781,000	148,399,645
	5.270% 08/06/07(b)(d)	50,634,000	50,144,791
	5.280% 07/05/07(b)(d)	34,378,000	34,206,568
	5.280% 07/09/07(b)(d)	50,057,000	49,778,016
	5.280% 07/11/07(b)(d)	140,712,000	139,886,490
	5.280% 07/12/07(b)(d)	99,538,000	98,939,445
	5.280% 07/30/07(b)(d)	53,798,000	53,332,468
	5.280% 08/09/07(b)(d)	140,000,000	138,583,200
	5.280% 08/13/07(b)(d)	339,205,000	335,573,245
	5.285% 07/05/07(b)(d)	259,839,000	258,542,042
	5.290% 06/20/07(b)(d)	132,914,000	132,542,911
	5.290% 06/21/07(b)(d)	71,028,000	70,819,257
	5.290% 08/27/07(b)(d)	99,000,000	97,734,367
	5.300% 06/14/07(b)(d)	70,000,000	69,866,028
	5.300% 10/03/07(a)(b)	156,000,000	155,981,681
	5.330% 09/28/07(a)(b)	210,000,000	209,993,399

9

		Par ($)	Value ($)
Commercial Paper – (continued)
	5.330% 10/05/07(a)(b)	180,000,000	179,987,805
	5.340% 08/14/07(a)(b)	179,000,000	178,996,345
Solitaire Funding LLC
	5.250% 08/23/07(b)(d)	125,000,000	123,486,979
Sunbelt Funding Corp.
	5.280% 06/14/07(b)(d)	70,900,000	70,764,817

	Total Commercial Paper (cost of $8,565,752,348)		8,565,752,348
Extendible Commercial Notes – 7.9%
Brahms Funding Corp.
	5.270% 07/16/07(b)(d)	188,074,000	186,835,063
	5.270% 07/20/07(b)(d)	201,760,000	200,312,764
	5.275% 06/06/07(b)(d)	87,420,000	87,355,953
	5.280% 06/13/07(b)(d)	82,677,000	82,531,488
	5.280% 06/15/07(b)(d)	75,650,000	75,494,665
	5.280% 06/20/07(b)(d)	32,911,000	32,819,288
	5.280% 06/22/07(b)(d)	85,430,000	85,166,876
	5.285% 07/23/07(b)(d)	113,478,000	112,611,722
	5.290% 06/01/07(b)(d)	65,437,000	65,437,000
	5.340% 06/27/07(b)(d)	291,200,000	290,076,939
Capital One Multi-Asset Execution Trust
	5.260% 07/06/07(b)(d)	74,100,000	73,721,061
Citibank Credit Card Master Trust
	5.250% 08/14/07(b)(d)	125,000,000	123,651,042
Crown Point Capital Co. LLC
	5.290% 06/01/07(b)(d)	100,826,000	100,826,000
	5.290% 06/19/07(b)(d)	101,793,000	101,523,757
Ivory Funding Corp.
	5.310% 06/28/07(b)(d)	179,322,000	178,607,850
KKR Pacific Funding Trust
	5.300% 06/27/07(b)(d)	401,811,000	400,272,957
Monument Gardens Funding LLC
	5.290% 06/28/07(b)(d)	223,677,000	222,789,561
	5.340% 06/01/07(b)(d)	171,878,000	171,878,000
Ormond Quay Funding LLC
	5.280% 08/30/07(a)(b)	137,500,000	137,489,907
	5.310% 06/14/07(a)(b)	100,000,000	99,999,153
Ottimo Funding Ltd.
	5.280% 08/08/07(b)(d)	54,285,000	53,743,598
	5.290% 07/03/07(b)(d)	65,715,000	65,405,993

10

		Par ($)	Value ($)
Extendible Commercial Notes – (continued)
Park Granada LLC
	5.270% 06/14/07(b)(d)	275,000,000	274,476,660
Rams Funding Three LLC
	5.300% 06/19/07(b)(d)	92,393,000	92,148,158
	5.300% 06/26/07(b)(d)	106,341,000	105,949,606
	5.310% 06/14/07(b)(d)	87,402,000	87,234,407
	5.310% 06/18/07(b)(d)	47,131,000	47,012,819
Rams Funding Two LLC
	5.300% 06/20/07(b)(d)	137,301,000	136,916,939
	5.300% 06/21/07(b)(d)	100,000,000	99,705,555
Sandlot Funding LLC
	5.270% 08/23/07(b)(d)	23,250,000	22,967,506
	5.280% 07/13/07(b)(d)	199,440,000	198,211,450
Thornburg Mortgage Capital Resources LLC
	5.300% 07/02/07(b)(d)	230,000,000	228,950,305
	5.300% 10/03/07(a)(b)	300,000,000	299,989,780
Tulip Funding Corp.
	5.260% 07/23/07(b)(d)	184,897,000	183,492,194
	5.295% 06/06/07(b)(d)	125,000,000	124,908,073

	Total Extendible Commercial Notes (cost of $4,850,514,089)		4,850,514,089
Asset-Backed Securities – 4.3%
Capital Auto Receivables Asset Trust
	5.340% 12/15/07(b)	9,616,250	9,616,250
Carlyle Loan Investment Ltd.
	5.370% 01/15/08(a)(b)(c)	65,000,000	65,000,000
	5.405% 10/15/07(a)(b)(c)	125,000,000	125,000,000
Cheyene High Grade ABS CDO Ltd.
	5.367% 11/13/07(a)(b)	300,000,000	300,000,000
Davis Square Funding Ltd.
	5.390% 10/16/38(a)(b)(c)	150,000,000	150,000,000
Granite Master Issuer PLC
	5.290% 08/20/54(a)(b)	250,000,000	250,000,000
Interstar Millennium Trust
	5.300% 05/27/38(a)(b)	216,176,525	216,176,525
Northlake CDO I Ltd.
	5.496% 03/06/33(a)(b)(c)	78,719,151	78,719,151
Paragon Mortgages PLC
	5.300% 06/15/41(a)(b)	532,275,637	532,275,637
	5.310% 01/15/39(a)(b)	344,201,212	344,201,212
	5.310% 10/15/41(a)(b)	272,058,646	272,058,646
Putnam Structured Product CDO
	5.390% 01/15/38(a)(b)(c)	176,000,000	176,000,000
	5.460% 02/25/32(a)(b)(c)	45,123,654	45,123,654

11

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Saturn Ventures II, Inc.
	5.380% 11/07/07(a)(b)(c)	64,013,000	64,013,000

	Total Asset-Backed Securities (cost of $2,628,184,075)		2,628,184,075
Funding Agreements – 2.5%
Genworth Life Insurance Co.
	5.450% 05/16/08(a)(c)	100,000,000	100,000,000
Jackson National Life Global Funding
	5.340% 05/23/08(a)(b)(c)	300,000,000	300,000,000
	5.450% 06/14/07(a)(c)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
	5.426% 05/12/08(a)(c)	50,000,000	50,000,000
	5.435% 07/27/07(a)(c)	182,000,000	182,000,000
New York Life Insurance
	5.420% 04/01/08(a)(c)	200,000,000	200,000,000
Transamerica Occidental Life Insurance Co.
	5.410% 05/30/08(a)(c)	300,000,000	300,000,000
	5.490% 05/30/08(a)(c)	20,000,000	20,000,000
	5.510% 05/30/08(a)(c)	100,000,000	100,000,000
	5.540% 05/30/08(a)(c)	125,000,000	125,000,000
	5.560% 05/30/08(a)(c)	117,000,000	117,000,000

	Total Funding Agreements (cost of $1,544,000,000)		1,544,000,000
Municipal Bonds – 1.7%
ALABAMA – 0.0%
AL Albertville Industrial Development Board
	Mitchell Grocery Group,
	Series 2004,
	LOC: Regions Bank
	5.370% 05/01/24(a)	7,530,000	7,530,000
AL City of Atmore
	Series 2004 B,
	LOC: Southtrust Bank N.A.
	5.370% 01/01/34(a)	2,595,000	2,595,000
ALABAMA TOTAL			10,125,000
ARIZONA – 0.0%
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation, Inc.,
	Series 2005 B,
	LOC: JPMorgan Chase Bank

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
ARIZONA – (continued)
	5.370% 10/01/30(a)	2,005,000	2,005,000
ARIZONA TOTAL			2,005,000
CALIFORNIA – 0.0%
CA Educational Facilities Authority
	University of Judaism,
	Series 1998 B,
	LOC: Allied Irish Bank
	5.390% 12/01/28(a)	5,800,000	5,800,000
CALIFORNIA TOTAL			5,800,000
FLORIDA – 1.7%
FL Housing Finance Corp.
	Waterford Pointe Apartments Ltd.,
	Series 2000 E-2,
	Guarantor: FNMA
	5.420% 02/15/33(a)	950,000	950,000
FL Hurricane Catastrophe Fund
	Series 2006 B,
	5.330% 08/15/07(a)	1,019,250,000	1,019,239,759
FLORIDA TOTAL			1,020,189,759
GEORGIA – 0.0%
GA Columbus Development Authority
	Woodmont Properties,
	Series 2004,
	LOC: Columbia Bank & Trust
	5.370% 12/01/24(a)	6,345,000	6,345,000
GEORGIA TOTAL			6,345,000
KANSAS – 0.0%
KS Manhattan Industrial Development Revenue
	Florence Corp.,
	Series 2003,
	LOC: Harris Trust Co. of California
	5.370% 04/01/28(a)	6,400,000	6,400,000
KANSAS TOTAL			6,400,000
KENTUCKY – 0.0%
KY Covington Industrial Building Revenue
	Series 2004,
	LOC: Fifth Third Bank
	5.370% 10/01/27(a)	1,980,000	1,980,000
KY Webster County Industrial Revenue
	Green River Collieries LLC,
	Series 2004,
	LOC: Regions Bank
	5.350% 11/01/24(a)	7,540,000	7,540,000
KENTUCKY TOTAL			9,520,000
MARYLAND – 0.0%
MD Industrial Development Financing Authority
	Series 1998,

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
MARYLAND – (continued)
	LOC: Wachovia Bank N.A.
	5.440% 08/01/18(a)	1,515,000	1,515,000
MARYLAND TOTAL			1,515,000
MASSACHUSETTS – 0.0%
MA Development Financing Agency
	Whalers Cove LP,
	Series 2001 B,
	LOC: Wachovia Bank N.A.
	5.490% 09/01/34(a)	1,750,000	1,750,000
MASSACHUSETTS TOTAL			1,750,000
NORTH CAROLINA – 0.0%
NC Downtown Renaissance, Inc.
	Imperial Centre Partners LP,
	Series 2004,
	LOC: RBC Centura Bank
	5.350% 02/01/25(a)	3,896,000	3,896,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Series 1997 A,
	LOC: First Union National Bank
	5.440% 04/01/18(a)	2,275,000	2,275,000
NC Wake Forest University
	Series 1997,
	LOC: Wachovia Bank N.A.
	5.320% 07/01/17(a)	183,000	183,000
NORTH CAROLINA TOTAL			6,354,000
TEXAS – 0.0%
TX State
	Series 1997 B-2,
	SPA: DEPFA Bank PLC
	5.300% 12/01/29(a)	5,215,000	5,215,000
	Series 2003,
	SPA: State Street Bank & Trust Co.
	5.320% 12/01/23(a)	8,665,000	8,665,000
	Series 2005,
	SPA: Dexia Credit Local
	5.300% 12/01/26(a)	2,972,000	2,972,000
TEXAS TOTAL			16,852,000

	Total Municipal Bonds (cost of $1,086,855,759)		1,086,855,759
Time Deposit – 1.4%
Deutsche Bank AG
	5.250% 06/01/07	842,662,000	842,662,000

	Total Time Deposit (cost of $842,662,000)		842,662,000

14

		Par ($)	Value ($)
Repurchase Agreements – 5.8%
	Repurchase agreement with Barclays Capital, dated 05/31/07, due on 06/01/07, at 5.353%, collateralized by asset-backed securities with various maturities to 03/25/37, market value $206,000,000 (repurchase proceeds $200,029,739)	200,000,000	200,000,000
	Repurchase agreement with BNP Paribas, dated 05/31/07, due on 06/01/07, at 5.330%, collateralized by commercial paper with various maturities to 07/30/07, market value $102,001,617 (repurchase proceeds $100,014,806)	100,000,000	100,000,000
	Repurchase agreement with BNP Paribas, dated 05/31/07, due on 06/01/07, at 5.363%, collateralized by corporate bonds with various maturities to 09/30/31, market value $576,800,001 (repurchase proceeds $560,083,424)	560,000,000	560,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 05/31/07, due on 06/01/07, at 5.363%, collateralized by asset-backed securities with various maturities to 09/12/46, market value $331,635,281 (repurchase proceeds $322,023,965)	321,976,000	321,976,000
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due on 06/01/07, at 5.200%, collateralized by a U.S. Government Obligation maturing 04/25/11, market value of $26,043,200 (repurchase proceeds $25,533,688)	125,000,000	125,000,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/31/07, due on 06/01/07, at 5.330%, collateralized by commercial paper with various maturities to 08/31/07, market value $408,000,000 (repurchase proceeds $400,059,222)	400,000,000	400,000,000
	Repurchase agreement with JPMorgan Chase Bank, dated 05/31/07, due on 06/01/07, at 5.330%, collateralized by commercial paper with various maturities to 09/28/07, market value $408,003,300 (repurchase proceeds $400,059,222)	400,000,000	400,000,000
	Repurchase agreement with Merrill Lynch, dated 05/31/07, due on 06/01/07, at 5.330%, collateralized by commercial paper with various maturities to 08/30/07, market value $765,001,667 (repurchase proceeds $750,111,042)	750,000,000	750,000,000
	Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/31/07, due on 06/01/07, at 5.350%, collateralized by commercial paper with various maturities to 11/15/07, market value $765,000,001 (repurchase proceeds $750,111,458)	750,000,000	750,000,000

15

Total Repurchase Agreements (cost of $3,606,976,000)	3,606,976,000

Total Investments – 100.4% (cost of $61,918,120,044)(e)	61,918,120,044

Other Assets & Liabilities, Net – (0.4)%	(272,434,695)

Net Assets – 100.0%	61,645,685,349

Notes to Investment Portfolio:

*	Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $34,784,042,771, which represents 56.4% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Carlyle Loan Investment Ltd.
5.370% 01/15/08	12/15/05	$25,000,000
5.405% 10/15/07	10/11/06	125,000,000
Davis Square Funding Ltd.
5.390% 10/16/38	10/15/03	150,000,000
Goldman Sachs Group, Inc.
5.380% 09/13/07	12/07/05	510,000,000
5.380% 09/21/07	06/22/06	430,000,000
Jackson National Life Global Funding
5.340% 05/23/08	11/24/06	300,000,000
Northlake CDO I Ltd.
5.496% 03/06/33	03/02/07	78,719,151
Putnam Structured Product CDO
5.390% 01/15/38	07/13/06	176,000,000
5.460% 02/25/32	11/27/06	50,000,000
Saturn Ventures II, Inc.
5.380% 11/07/07	11/07/06	100,000,000
		$1,944,719,151

(c)	Illiquid security.

(d)	The rate shown represents the discount rate at the date of purchase.

(e)	Cost for federal income tax purposes is $61,918,120,044.

Acronym	Name

FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

16

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Treasury Reserves

	Par ($)	Value ($)*
Repurchase Agreements – 100.3%
Repurchase agreement with Barclays Capital, dated 05/31/07, due on 06/01/07, at 5.080%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 08/15/30, market value $960,734,941 (repurchase proceeds $942,029,912)	941,897,000	941,897,000
Repurchase agreement with Barclays Capital, dated 05/31/07, due on 06/01/07, at 5.270%, collateralized by GNMA bonds with various maturities to 05/20/37, market value $1,020,000,000 (repurchase proceeds $1,000,146,389)	1,000,000,000	1,000,000,000
Repurchase agreement with BNP Paribas, dated 05/31/07, due on 06/01/07, at 5.080%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 05/15/30, market value $2,040,000,054 (repurchase proceeds $2,000,282,222)	2,000,000,000	2,000,000,000
Repurchase agreement with Countrywide Securities Corp., dated 05/31/07, due on 06/01/07, at 5.080%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 02/15/20, market value $1,020,000,227 (repurchase proceeds $1,000,141,111)	1,000,000,000	1,000,000,000
Repurchase agreement with Countrywide Securities Corp., dated 05/31/07, due on 06/01/07, at 5.230%, collateralized by GNMA bonds with various maturities to 05/20/37, market value $637,500,000 (repurchase proceeds $625,090,799)	625,000,000	625,000,000
Repurchase agreement with Deutsche Bank Securities, dated 05/31/07, due on 06/01/07, at 5.030%, collateralized by U.S. Treasury Notes with various maturities to 04/15/11, market value $1,173,000,937 (repurchase proceeds $1,150,160,681)	1,150,000,000	1,150,000,000
Repurchase agreement with Deutsche Bank Securities, dated 05/31/07, due on 06/01/07, at 5.080%, collateralized by U.S. Treasury Notes and Bonds and GNMA bonds with various maturities to 05/15/37, market value $1,099,160,822 (repurchase proceeds $1,077,760,062)	1,077,608,000	1,077,608,000
Repurchase agreement with Deutsche Bank Securities, dated 05/31/07, due on 06/01/07, at 5.260%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 02/15/30, market value $102,000,000 (repurchase proceeds $100,014,611)	100,000,000	100,000,000

1

	Par ($)	Value ($)
Repurchase Agreements – (continued)
Repurchase agreement with Goldman Sachs & Co., dated 05/31/07, due on 06/01/07, at 2.750%, collateralized by U.S. Treasury Notes with various maturities to 07/15/12, market value $58,332,201 (repurchase proceeds $57,188,368)	57,184,000	57,184,000
Repurchase agreement with Greenwich Capital, dated 05/31/07, due on 06/01/07, at 5.000%, collateralized by a U.S. Treasury Note maturing 05/31/12, market value $178,503,874 (repurchase proceeds $175,024,306)	175,000,000	175,000,000
Repurchase agreement with Greenwich Capital, dated 05/31/07, due on 06/01/07, at 5.080%, collateralized by a U.S. Treasury Note maturing 05/31/12, market value $1,530,004,187 (repurchase proceeds $1,500,211,667)	1,500,000,000	1,500,000,000
Repurchase agreement with Greenwich Capital, dated 05/31/07, due on 06/01/07, at 5.250%, collateralized by GNMA bonds with various maturities to 01/15/49, market value $612,003,336 (repurchase proceeds $600,087,500)	600,000,000	600,000,000
Repurchase agreement with HSBC Bank USA, dated 05/31/07, due on 06/01/07, at 5.090%, collateralized by U.S. Treasury Bonds with various maturities to 11/15/28, market value $1,020,000,756 (repurchase proceeds $1,000,141,389)	1,000,000,000	1,000,000,000
Repurchase agreement with HSBC Bank USA, dated 05/31/07, due on 06/01/07, at 5.100%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 11/15/27, market value $1,326,003,305 (repurchase proceeds $1,300,184,167)	1,300,000,000	1,300,000,000
Repurchase agreement with HSBC Bank USA, dated 05/31/07, due on 06/01/07, at 5.270%, collateralized by GNMA bonds with various maturities to 05/15/37, market value $408,002,030 (repurchase proceeds $400,058,556)	400,000,000	400,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 05/31/07, due on 06/01/07, at 5.090%, collateralized by U.S. Treasury Bonds with various maturities to 02/15/37, market value $663,001,154 (repurchase proceeds $650,091,903)	650,000,000	650,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 05/31/07, due on 06/01/07, at 5.240%, collateralized by GNMA bonds with various maturities to 12/15/36, market value $204,002,688 (repurchase proceeds $200,029,111)	200,000,000	200,000,000

2

	Par ($)	Value ($)
Repurchase Agreements – (continued)
Repurchase agreement with Morgan Stanley, dated 05/31/07, due on 06/01/07, at 5.070%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 02/15/15, market value $306,000,865 (repurchase proceeds $300,042,250)	300,000,000	300,000,000
Repurchase agreement with Societe Generale, dated 05/31/07, due on 06/01/07, at 5.080%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 02/15/31, market value $1,020,000,526 (repurchase proceeds $1,000,141,111)	1,000,000,000	1,000,000,000
Repurchase agreement with UBS Securities, Inc., dated 05/31/07, due on 06/01/07, at 5.070%, collateralized by U.S. Treasury Notes with various maturities to 05/15/16, market value $1,020,004,055 (repurchase proceeds $1,000,140,833)	1,000,000,000	1,000,000,000
Repurchase agreement with UBS Securities, Inc., dated 05/31/07, due on 06/01/07, at 5.220%, collateralized by GNMA bonds with various maturities to 04/20/37, market value $280,500,841 (repurchase proceeds $275,039,875)	275,000,000	275,000,000

Total Repurchase Agreements (cost of $16,351,689,000)		16,351,689,000

Total Investments – 100.3% (cost of $16,351,689,000)(a)		16,351,689,000

Other Assets & Liabilities, Net – (0.3)%		(42,084,291)

Net Assets – 100.0%		16,309,604,709

Notes to Investment Portfolio:

*	Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	Cost for federal income tax purposes is $16,351,689,000.

Acronym	Name

GNMA	Government National Mortgage Association

3

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Government Reserves

	Par ($)	Value ($)
Government & Agency Obligations – 99.7%
U.S. GOVERNMENT AGENCIES – 99.7%
Federal Farm Credit Bank
3.400% 10/15/07	500,000	496,675
5.130% 06/01/07(a)	2,300,000	2,300,000
5.150% 06/08/07(a)	1,000,000	998,999
5.160% 06/06/07(a)	1,900,000	1,898,638
5.185% 01/25/08(b)	80,000,000	79,994,515
5.185% 05/23/08(b)	151,000,000	150,977,693
5.185% 06/13/08(b)	393,000,000	392,931,125
5.190% 06/01/07(b)	100,000,000	100,000,000
5.190% 10/31/07(b)	150,000,000	149,993,753
5.190% 11/01/07(b)	10,000,000	9,999,183
5.190% 11/09/07(b)	100,000,000	99,995,221
5.200% 10/01/07(b)	50,000,000	49,999,591
5.200% 01/10/08(b)	100,000,000	100,000,000
5.210% 10/03/07(b)	82,000,000	81,999,996
5.210% 04/23/08(b)	67,000,000	66,994,003
5.210% 05/13/08(b)	50,000,000	49,990,588
5.210% 10/20/08(b)	57,500,000	57,492,102
5.215% 08/22/07(b)	42,425,000	42,424,798
5.220% 06/07/07(a)	1,280,000	1,278,886
5.220% 06/20/07(a)	1,500,000	1,495,867
5.220% 06/29/07(a)	1,215,000	1,210,067
5.220% 11/24/08(b)	100,000,000	99,971,610
5.225% 07/25/07(b)	50,000,000	49,999,854
5.230% 03/10/08(b)	70,000,000	69,989,316
5.240% 07/27/07(b)	25,000,000	24,999,615
5.240% 07/21/08(b)	50,000,000	49,989,105
5.250% 06/06/07(b)	50,000,000	49,999,985
5.250% 06/22/07(b)	25,000,000	24,999,911
5.250% 06/27/07(b)	30,000,000	29,999,786
5.250% 10/26/07(b)	100,000,000	100,000,000
5.260% 08/02/07(b)	50,000,000	49,999,131
5.260% 08/23/07(b)	150,000,000	149,995,051
5.260% 08/24/07(b)	50,000,000	49,998,274
Federal Home Loan Bank
3.125% 08/15/07	15,000	14,931
3.320% 08/10/07	2,000,000	1,992,450
3.400% 08/27/07	2,500,000	2,488,596
3.625% 06/20/07	3,000,000	2,997,442
4.875% 08/22/07	26,700,000	26,669,835

1

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
5.000% 08/24/07	63,395,000	63,332,488
5.010% 08/09/07	42,000,000	41,971,955
5.098% 08/01/07(a)	117,530,000	116,514,743
5.100% 03/06/08	41,500,000	41,445,071
5.110% 07/25/07(a)	26,500,000	26,296,877
5.113% 08/08/07(a)	50,000,000	49,517,106
5.120% 06/06/07	39,385,000	39,356,993
5.130% 06/06/07	7,305,000	7,299,795
5.130% 06/13/07	20,817,000	20,781,403
5.150% 06/01/07(a)	3,509,000	3,509,000
5.150% 06/06/07	1,290,000	1,289,077
5.150% 06/08/07	261,375,000	261,113,262
5.150% 06/13/07	49,150,000	49,065,626
5.150% 06/15/07(a)	244,220,000	243,730,882
5.155% 07/18/07(a)	75,000,000	74,495,240
5.160% 06/05/07(a)	1,722,000	1,721,013
5.165% 03/14/08(b)	175,000,000	174,946,424
5.180% 07/02/07(b)	250,000,000	249,993,731
5.180% 07/03/07(b)	50,000,000	49,999,258
5.180% 05/28/08(b)	28,000,000	27,987,079
5.180% 06/18/08(b)	191,000,000	190,926,332
5.189% 04/02/08(b)	300,000,000	299,901,038
5.190% 01/10/08(b)	205,000,000	204,951,287
5.190% 04/04/08(b)	40,000,000	39,985,252
5.190% 04/10/08(b)	100,000,000	99,962,360
5.196% 10/30/08(b)	160,000,000	159,978,107
5.197% 01/17/08(b)	225,000,000	224,955,789
5.200% 06/08/07(b)	100,000,000	99,999,365
5.200% 09/19/08(b)	25,000,000	24,992,163
5.200% 11/14/08(b)	100,000,000	99,957,759
5.206% 10/16/08(b)	10,000,000	9,997,224
5.210% 02/11/09(b)	75,000,000	74,987,795
5.217% 08/10/07(b)	165,000,000	164,987,795
5.220% 06/06/07	1,000,000	999,275
5.220% 06/08/07	1,829,000	1,827,144
5.230% 02/14/08(b)	20,000,000	19,997,265
5.250% 11/01/07	20,910,000	20,908,252

2

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
5.380% 04/09/08	80,000,000	80,000,000
U.S. GOVERNMENT AGENCIES TOTAL		5,590,257,817

Total Government & Agency Obligations (cost of $5,590,257,817)		5,590,257,817

Total Investments – 99.7% (cost of $5,590,257,817)(c)		5,590,257,817

Other Assets & Liabilities, Net – 0.3%		17,061,675

Net Assets – 100.0%		5,607,319,492

Notes to Investment Portfolio:

*	Security Valuation

Security Valuation:  Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(c)	Cost for federal income tax purposes is $5,590,257,817.

3

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Municipal Reserves

		Par ($)	Value ($)
Municipal Bonds – 93.9%
ALABAMA – 1.4%
AL Albertville Industrial Development Board
	Series 2007, AMT,
	LOC: National City Bank
	3.890% 03/01/18(a)	10,000,000	10,000,000
AL Birmingham Industrial Development Board
	Solid Waste Disposal Revenue,
	American Cast Iron Pipe Co.,
	Series 2000, AMT,
	LOC: SouthTrust Bank N.A.
	4.000% 05/01/25(a)	4,700,000	4,700,000
AL Birmingham Medical Clinic Board
	Medical Advancement Foundation,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	3.950% 09/01/30(a)	20,675,000	20,675,000
AL Daphne YMCA Public Park & Recreation Board
	YMCA of Mobile,
	Series 2002,
	LOC: Regions Bank
	3.810% 10/01/22(a)	2,790,000	2,790,000
AL Decatur Industrial Development Board
	Amoco Chemical Co.,
	Series 1995, AMT,
	3.940% 05/01/25(a)	9,600,000	9,600,000
AL Dothan Houston County Airport Authority
	PEMCO Aviation Group, Inc.,
	Series 2002, AMT,
	LOC: SouthTrust Bank
	4.000% 10/01/17(a)	980,000	980,000
AL Geneva County Industrial Development Board
	Brooks AG Co., Inc.,
	Series 2002, AMT,
	LOC: Regions Bank
	3.870% 03/01/14(a)	2,435,000	2,435,000
AL Housing Finance Authority
	Multi-Family Housing Revenue,
	Series 2007 B, AMT,
	LOC: U.S. Bank N.A.
	3.830% 04/01/37(a)	8,430,000	8,430,000
AL Huntsville Industrial Development Board
	Brown Precision, Inc.,
	Series 2001, AMT,
	LOC: First Commercial Bank
	3.860% 12/01/19(a)	3,500,000	3,500,000
AL Jefferson County
	YMCA of Birmingham,
	Series 2005,
	LOC: AmSouth Bank
	3.800% 09/01/25(a)	4,750,000	4,750,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ALABAMA – (continued)
AL Port Authority Docks
	Series 2006 A, AMT,
	Insured: MBIA
	5.000% 10/01/07	500,000	502,193
	Series 2006, AMT,
	Insured: MBIA,
	LIQ FAC: BNP Paribas
	3.840% 10/01/26(a)	12,565,000	12,565,000
AL Scottsboro Industrial Development Board
	Hisan, Inc.,
	Series 2005, AMT,
	LOC: AmSouth Bank
	3.860% 05/01/27(a)	2,980,000	2,980,000
AL Space Science Exhibit Finance Commission
	Series 2005 A,
	LOC: First Commercial Bank
	3.860% 10/01/22(a)	4,400,000	4,400,000
AL Stevenson Industrial Development Board
	Smurfit-Stone Container,
	Series 1996, AMT,
	LOC: JPMorgan Chase Bank
	3.870% 01/01/31(a)	15,700,000	15,700,000
ALABAMA TOTAL			104,007,193
ALASKA – 1.2%
AK Housing Finance Corp.
	Series 2005,
	Insured: FGIC
	3.820% 12/01/34(a)	4,950,000	4,950,000
AK International Airports Revenues
	Series 2006 C, AMT
	Insured: MBIA,
	LOC: Lloyds TSB Bank PLC
	3.800% 10/01/30(a)	8,000,000	8,000,000
AK Morgan Keegan Municipal Products, Inc.
	Series 2007 D-1, AMT,
	3.860% 02/01/19(a)	21,695,000	21,695,000
AK North Slope Borough
	BP PLC,
	Series 2001, AMT,
	3.940% 07/01/25(a)	49,350,000	49,350,000
	Series 2000 A,
	Insured: MBIA,
	SPA: Dexia Credit Local:
	3.750% 06/30/10	3,900,000	3,900,000
	3.780% 06/30/10	6,000,000	6,000,000
ALASKA TOTAL			93,895,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ARIZONA – 1.2%
AZ Health Facilities Authority Hospital
	Series 2007,
	LIQ FAC: BNP Paribas
	3.840% 02/01/42(a)	12,540,000	12,540,000
AZ Maricopa County Industrial Development Authority
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	3.860% 12/01/39(a)	1,000,000	1,000,000
	Series 2005, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	3.870% 01/01/36(a)	7,450,000	7,450,000
AZ Phoenix Industrial Development Authority
	Phoenix Broadway Associates,
	Series 2003 A, AMT,
	LOC: Wells Fargo Bank N.A.
	3.860% 06/01/31(a)	4,945,000	4,945,000
	Series 2005 MT-156, AMT,
	LIQ FAC: Landesbank Hessen-Thuringen
	3.850% 08/01/08(a)	5,810,000	5,810,000
	Series 2006, AMT,
	LIQ FAC: Landesbank Hessen-Thuringen
	3.840% 08/01/08(a)	44,095,000	44,095,000
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 07/01/36(a)	7,140,000	7,140,000
	Spring Air Mattress Co,
	Series 1999, AMT,
	LOC: Bank One N.A.
	4.130% 04/01/19(a)	1,190,000	1,190,000
AZ Tucson & Pima County Industrial Development Authorities
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	3.840% 04/25/16(a)	60,000	60,000
AZ Tucson Industrial Development Authority
	Series 2006 B, AMT,
	Insured: GNMA,
	GIC: Trinity Plus Funding Co.
	4.900% 08/03/07	3,750,000	3,755,346
ARIZONA TOTAL			87,985,346
ARKANSAS – 0.3%
AR Lowell Industrial Development Revenue
	Little Rock Newspapers, Inc.,
	Series 1996, AMT,
	LOC: Bank of New York
	3.850% 06/01/31(a)	6,500,000	6,500,000
AR Pulaski County Public Facilities
	Bailey Properties LLC,
	Series 2002, AMT,
	LOC: Regions Bank
	3.840% 07/01/42(a)	7,530,000	7,530,000
	Series 2007 C, AMT,
	LOC: Regions Bank
	3.860% 04/01/40(a)	4,350,000	4,350,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ARKANSAS – (continued)
AR Sheridan Industrial Development Revenue
	Centria,
	Series 2000 A, AMT,
	LOC: PNC Bank
	3.880% 08/01/20(a)	2,600,000	2,600,000
	H. Robertson Co.,
	Series 1998 B, AMT,
	LOC: Sheridan Bank
	3.840% 08/01/16(a)	1,000,000	1,000,000
ARKANSAS TOTAL			21,980,000
CALIFORNIA – 2.5%
CA ABAG Finance Authority for Nonprofit Corp.
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.870% 04/01/37(a)	49,100,000	49,100,000
CA Access to Loans for Learning Student Loan Corp.
	Series 2006 A-3, AMT,
	Insured: AMBAC,
	SPA: Lloyds TSB Bank PLC
	3.830% 07/01/41(a)	40,000,000	40,000,000
CA Housing Finance Agency
	Series 2002 B, AMT,
	Insured: FSA,
	SPA: Lloyds TSB Bank PLC
	3.870% 08/01/33(a)	10,700,000	10,700,000
	Series 2002 F, AMT,
	Insured: AMBAC,
	SPA: Bank of Nova Scotia
	3.890% 02/01/33(a)	12,000,000	12,000,000
	Series 2006 F, AMT,
	SPA: Fortis Bank S.A.
	3.900% 02/01/41(a)	44,900,000	44,900,000
CA Pollution Control Financing Authority
	Pacific Gas & Electric Corp.,
	Series 1997 B, AMT,
	LOC: Bank One Trust N.A.
	3.900% 11/01/26(a)	35,300,000	35,300,000
CALIFORNIA TOTAL			192,000,000
COLORADO – 6.0%
CO Boulder County
	Boulder Medical Center, Inc.,
	Series 1998, AMT,
	LOC: Wells Fargo Bank N.A.
	3.860% 01/01/17(a)	2,405,000	2,405,000
CO Denver City & County
	3.720% 08/17/07	26,200,000	26,200,000
CO Denver City & County Airport Revenue
	Series 2002 C, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
	LOC: Societe Generale
	3.810% 11/15/25(a)	19,450,000	19,450,000
	Series 2004 B, AMT,
	Insured: AMBAC
	3.840% 11/15/24(a)	14,800,000	14,800,000
	Series 2006, AMT,
	Insured: MBIA,
	LIQ FAC: Dexia Credit Local
	3.840% 11/15/12(a)	11,235,000	11,235,000
	Series 2007, AMT,
	Insured: FGIC,
	LIQ FAC: Svenska Handelsbanken
	3.840% 11/15/16(a)	8,350,000	8,350,000
CO Denver City & County Excise Tax
	Series 2001 B,
	Insured: FSA,
	SPA: Dexia Credit Local
	3.730% 09/01/25(a)	16,415,000	16,415,000
CO Denver City & County Multi-Family Housing
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 05/01/37(a)	15,855,000	15,855,000
CO Educational & Cultural Facilities Authority
	EOP Charlotte JW LLC,
	Series 2005 A,
	LOC: Sovereign Bank FSB,
	LOC: KBC Bank N.V.
	3.810% 09/01/35(a)	10,000,000	10,000,000
	Jewish Community Center,
	Series 2006 D-1,
	LOC: JPMorgan Chase Bank
	3.880% 07/01/36(a)	975,000	975,000
	Montefiore Home,
	Series 2005 B-1,
	LOC: National City Bank
	3.880% 02/01/30(a)	12,230,000	12,230,000
CO Health Facilities Authority
	Colorado West Regional Mental Health Center,
	Series 2005,
	LOC: JPMorgan Chase Bank
	3.760% 03/01/30(a)	7,270,000	7,270,000
	Crossroads at Delta Alf,
	Series 2004 A,
	LOC: U.S. Bank N.A.
	3.820% 11/01/28(a)	3,800,000	3,800,000
CO Housing & Finance Authority
	Series 2006 G, AMT,
	LIQ FAC: Goldman Sachs
	3.860% 12/01/36(a)	12,337,009	12,337,009
CO Medium Term Tax-Exempt Multifamily Housing Trust
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	3.890% 08/15/18(a)	278,075,000	278,075,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
CO Morgan Keegan Municipal Products, Inc.
	Series 2006 F, AMT,
	LIQ FAC: Lloyds TSB Bank PLC
	3.860% 10/01/41(a)	12,345,000	12,345,000
CO Pitkin County Industrial Development Revenue
	Aspen Skiing Co.,
	Series 1994 B, AMT,
	LOC: JPMorgan Chase Bank
	3.960% 04/01/14(a)	8,900,000	8,900,000
COLORADO TOTAL			460,642,009
CONNECTICUT – 0.5%
CT Fairfield
	Series 2006,
	4.500% 07/26/07	28,510,000	28,542,697
CT Health & Educational Facilities Authority
	Yale University,
	Series 1997 T-1,
	3.900% 07/01/29(a)	8,100,000	8,100,000
CONNECTICUT TOTAL			36,642,697
DELAWARE – 4.2%
DE GS Pool Trust
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs:
	3.860% 07/01/48(a)	30,082,203	30,082,203
	3.890% 08/01/49(a)	109,694,798	109,694,798
	Series 2006,
	LIQ FAC: Goldman Sachs
	3.890% 10/01/44(a)	25,865,000	25,865,000
	Series 2006-65,
	LIQ FAC: Goldman Sachs
	3.890% 10/01/44(a)	18,000,000	18,000,000
DE Lehman Municipal Trust Receipts
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: Lehman Liquidity Co.
	3.870% 07/01/36(a)	73,145,000	73,145,000
DE Medium Term Tax-Exempt Multi-Family Housing Trust
	Series 2007, AMT,
	LIQ FAC: Deutsche Bank AG
	3.860% 08/15/18(a)	25,565,000	25,565,000
DE New Castle County
	Fairfield English VLG LLC,
	Series 2005, AMT,
	Guarantor: FNMA
	3.820% 09/15/38(a)	8,500,000	8,500,000
	Flight Safety International, Inc.,
	Series 2002, AMT,
	GTY AGMT: Berkshire Hathaway, Inc.
	3.880% 12/01/32(a)	5,185,000	5,185,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
DELAWARE – (continued)
	Flightsafety International, Inc.,
	Series 2002, AMT,
	GTY AGMT: Berkshire Hathaway, Inc.
	3.830% 06/01/22(a)	26,915,000	26,915,000
DELAWARE TOTAL			322,952,001
DISTRICT OF COLUMBIA – 1.2%
DC Columbia Enterprise Zone Revenue
	House on F Street LLC,
	Series 2001, AMT,
	LOC: Bank of New York
	3.850% 05/01/15(a)	7,500,000	7,500,000
DC Housing Finance Agency
	Multi-Family Housing Revenue,
	Series 1995 A, AMT,
	3.860% 08/01/25(a)	10,000,000	10,000,000
DC Metropolitan Washington Airports Authority
	Series 2005 1017, AMT,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	3.860% 10/01/11(a)	4,795,000	4,795,000
	Series 2006 D, AMT,
	Insured: FSA,
	LIQ FAC: Goldman Sachs Group, Inc.
	3.830% 08/15/14(a)	11,960,000	11,960,000
	Series 2006, AMT:
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.850% 10/01/35(a)	22,600,000	22,600,000
	Insured: MBIA,
	LIQ FAC: BNP Paribas
	3.840% 10/01/35(a)	8,830,000	8,830,000
	Series 2007, AMT,
	Insured: FGIC,
	LIQ FAC: DEPFA Bank PLC
	3.850% 10/01/36(a)	22,118,000	22,118,000
DC Revenue
	National Association of Realtors,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.810% 12/01/23(a)	7,500,000	7,500,000
DISTRICT OF COLUMBIA TOTAL			95,303,000
FLORIDA – 4.5%
FL Broward County Housing Finance Authority
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs
	3.860% 06/01/46(a)	72,515,000	72,515,000
FL Collier County Industrial Development Authority
	Allete, Inc.,
	Series 2006, AMT,
	LOC: Wells Fargo Bank N.A.
	3.830% 10/01/25(a)	5,000,000	5,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
	YMCA of Collier County,
	Series 2004,
	LOC: SunTrust Bank
	3.810% 09/01/29(a)	4,635,000	4,635,000
FL Fort Walton Beach Industrial Development Revenue
	Burton Golf, Inc.,
	Series 1996, AMT,
	LOC: Columbus Bank & Trust
	4.060% 10/01/11(a)	930,000	930,000
FL Hillsborough County Aviation Authority
	Series 2006 C, AMT,
	Insured: MBIA,
	SPA: Landesbank Baden-Wurttemburg
	3.820% 10/01/26(a)	14,550,000	14,550,000
FL Housing Finance Corp.
	Hunters Run Partners II, Ltd.,
	Series 2003 G, AMT,
	Insured: FSA
	3.820% 06/15/36(a)	6,725,000	6,725,000
	Mango Grove LLC,
	Series 2005 A, AMT,
	LOC: Citibank N.A.
	3.810% 09/15/37(a)	8,400,000	8,400,000
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs
	3.860% 06/01/46(a)	24,995,000	24,995,000
	Tuscany Lakes Ltd,
	Series 2002 1, AMT,
	Guarantor: FNMA
	3.840% 11/15/35(a)	3,500,000	3,500,000
	Tuscany Lakes Ltd.,
	Series 2006 K3, AMT,
	Guarantor: FNMA,
	LIQ FAC: FNMA
	3.840% 11/15/35(a)	2,600,000	2,600,000
FL Jacksonville Economic Development Commission
	Lee & Cates Glass, Inc.,
	Series 2007, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 04/01/33(a)	7,700,000	7,700,000
FL Lake County Industrial Development Authority
	Senniger Irrigation, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.810% 11/01/24(a)	4,950,000	4,950,000
FL Lee County Housing Finance Authority
	Crossing at Cape Coral,
	Series 1999 A, AMT,
	LOC: SunTrust Bank N.A.
	3.980% 12/01/32(a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
	North Fort Myers Utilities,
	Series 2003 A, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
	LOC: SunTrust Bank
	3.810% 06/01/22(a)	6,000,000	6,000,000
FL Lee County
	Series 2001, AMT,
	Insured: MBIA
	5.250% 10/01/07	7,485,000	7,522,179
FL Manatee County Industrial Development Revenue
	Gammerler LLC,
	Series 2005, AMT,
	LOC: LaSalle Bank N.A.
	3.890% 10/01/35(a)	4,750,000	4,750,000
FL Manatee County School District
	Series 2006,
	4.000% 10/11/07	10,000,000	10,010,077
FL Marion County Industrial Development Authority
	Series 2006, AMT,
	LOC: SunTrust Bank
	3.860% 10/01/26(a)	3,875,000	3,875,000
FL Miami-Dade County
	3.700% 06/01/07	10,000,000	10,000,000
FL Miami-Dade County School District
	Series 2006,
	4.500% 06/28/07	43,000,000	43,023,496
FL Miami-Dade County
	Series 2007, AMT:
	Insured: FSA,
	LIQ FAC: Citigroup Financial Products
	3.850% 10/01/39(a)	5,380,000	5,380,000
	Insured: MBIA:
	LIQ FAC: Citibank N.A.
	3.850% 10/01/39(a)	7,750,000	7,750,000
	LIQ FAC: Citigroup Financial Products
	3.850% 10/01/39(a)	9,700,000	9,700,000
FL Pinellas County Housing Finance Authority
	Series 2005, AMT,
	3.850% 05/01/14(a)	19,680,000	19,680,000
FL Sunshine State Governmental Financing Commission
	3.680% 08/20/07	20,000,000	20,000,000
	Series 1986,
	Insured: AMBAC,
	SPA: Dexia Credit Local
	3.870% 07/01/16(a)	11,460,000	11,460,000
FL UBS Municipal Certificates
	Series 2007, AMT,
	Insured: XLCA,
	SPA: Bank of New York

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
	3.840% 09/01/15(a)	26,100,000	26,100,000
FLORIDA TOTAL			347,910,752
GEORGIA – 3.9%
GA Alpharetta Development Authority
	Parc Alpharetta LLC,
	Series 2006, AMT,
	LOC: Regions Bank
	3.830% 04/01/41(a)	21,795,000	21,795,000
GA Atlanta Airport Revenue
	Series 2003, AMT,
	Insured: FGIC
	3.840% 01/01/14(a)	5,390,000	5,390,000
	Series 2004 C14, AMT,
	Insured: FSA,
	SPA: Wachovia Bank N.A.
	3.880% 01/01/18(a)	4,195,000	4,195,000
	Series 2007, AMT,
	Insured: FSA,
	LIQ FAC: Morgan Stanley
	3.850% 01/01/30(a)	5,000,000	5,000,000
GA Atlanta Urban Residential Finance Authority
	Multi-Family Revenue:
	Housing Market District Project,
	Series 2004 A, AMT,
	LOC: Wachovia Bank N.A.
	3.830% 11/01/34(a)	9,850,000	9,850,000
	M Street Apartments Project,
	Series 2003, AMT,
	LOC: Regions Bank
	3.820% 03/01/38(a)	14,000,000	14,000,000
	Park District Atlantic Project,
	Series 2002 A, AMT,
	LOC: SouthTrust Bank
	3.860% 12/01/37(a)	25,100,000	25,100,000
	Northside Plaza Group LP,
	Series 2002, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 11/01/27(a)	4,710,000	4,710,000
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	3.890% 11/01/43(a)	9,495,000	9,495,000
GA Clayton County Development Authority
	Delta Airlines, Inc.,
	Series 2000 C, AMT,
	LOC: General Electric Capital Corp.
	3.900% 05/01/35(a)	10,000,000	10,000,000
	Wilson Holdings, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.860% 11/01/13(a)	3,010,000	3,010,000
GA Cobb County Housing Authority
	Series 2003, AMT,
	SPA: Merrill Lynch Capital Services
	3.870% 02/01/34(a)	12,825,000	12,825,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Columbus Hospital Authority
	St. Francis Hospital, Inc.,
	Series 2000 A,
	LOC: Columbus Bank & Trust
	3.890% 01/01/31(a)	7,300,000	7,300,000
GA Coweta County Development Authority
	Series 2007, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 04/01/32(a)	5,400,000	5,400,000
	W.Y. Industries, Inc.,
	Series 2007, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 04/01/15(a)	4,600,000	4,600,000
GA DeKalb County Housing Authority
	Multi-Family Revenue,
	Stone Mill Run Apartments Project,
	Series 1995 A, AMT,
	LOC: First Tennessee Bank N.A.
	3.850% 08/01/27(a)	7,475,000	7,475,000
GA Dooly County Industrial Development Authority
	Hambug Enterprises Project,
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.960% 12/01/17(a)	3,845,000	3,845,000
GA East Point Housing Authority Multi-Family Revenue
	Village Highlands Apartments Project,
	Series 2004, AMT,
	LOC: SunTrust Bank
	3.810% 07/01/37(a)	8,000,000	8,000,000
GA Franklin County Industrial Building Authority
	Bosal Industries Georgia, Inc.,
	Series 1995, AMT,
	LOC: Standard Federal Bank
	3.830% 08/01/10(a)	4,620,000	4,620,000
GA Fulton County Development Authority
	Leggett & Platt, Inc.,
	Series 1992 A, AMT,
	LOC: Wachovia Bank of Georgia
	3.960% 06/01/27(a)	3,900,000	3,900,000
	OBH, Inc.,
	Series 1999 B, AMT:
	3.830% 12/01/18(a)	34,870,000	34,870,000
	3.880% 12/01/28(a)	9,350,000	9,350,000
GA Gainesville Hall County
	Fieldale Farms Corp.,
	Series 2002, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 08/01/27(a)	1,500,000	1,500,000
GA George L. Smith II Congress Center Authority
	Series 2007 A, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
	SPA: DEPFA Bank PLC
	3.850% 07/01/20(a)	9,275,000	9,275,000
GA Gwinnett County Development Authority
	Maltese Signs, Inc.,
	Series 2000, AMT,
	LOC: SunTrust Bank
	3.860% 02/01/15(a)	1,600,000	1,600,000
	Series 2007, AMT,
	LOC: SunTrust Bank
	3.860% 02/01/32(a)	4,040,000	4,040,000
GA Houston County Development Authority
	Clean Control Corp.
	Series 2000, AMT,
	LOC: Branch Banking & Trust
	3.910% 06/01/20(a)	2,450,000	2,450,000
	Perdue Farms, Inc.,
	Series 2005, AMT,
	LOC: SunTrust Bank
	3.810% 01/01/18(a)	6,000,000	6,000,000
GA Kennesaw Development Authority Housing
	Walton Ridenour Apartments Project,
	Series 2004, AMT,
	LOC: SunTrust Bank
	3.800% 04/01/37(a)	7,000,000	7,000,000
GA Manchester Development Authority
	G & S Metal Consultants,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.960% 10/01/26(a)	2,190,000	2,190,000
GA Ports Authority
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.810% 10/01/23(a)	3,300,000	3,300,000
GA Private Colleges & Universities Authority
	Mercer University Project,
	Series 2003,
	LOC: Branch Banking & Trust
	3.810% 10/01/32(a)	7,055,000	7,055,000
GA Savannah Economic Development Authority
	Savannah Air Center LLC,
	Series 2007, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 04/01/23(a)	7,385,000	7,385,000
GA State
	Series 2006,
	LIQ FAC: Wells Fargo Bank N.A.
	3.820% 10/01/26(a)	60,000	60,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Stephens County Development Authority
	Series 2005, AMT,
	LOC: Provident Bank
	3.890% 02/01/20(a)	2,655,000	2,655,000
GA Thomasville Payroll Development Authority
	Scruggs Co. Project,
	Series 2000, AMT,
	LOC: First Union National Bank
	3.930% 08/01/10(a)	275,000	275,000
GA Union County Development Authority
	Applewood Doors & Windows,
	Series 2005, AMT,
	LOC: Branch Banking & Trust
	3.910% 12/01/22(a)	3,585,000	3,585,000
GA Urban Residential Finance Authority
	Lindbergh City Center Apartment,
	Series 2004, AMT,
	LOC: Regions Bank
	3.830% 11/01/44(a)	7,500,000	7,500,000
GA Wayne County Industrial Development Authority
	Absorption Corp.,
	Series 2004, AMT,
	LOC: Branch Banking & Trust
	3.910% 09/01/19(a)	4,300,000	4,300,000
GA Willacoochee Development Authority Pollution Control
	Langboard, Inc.,
	Series 1997, AMT,
	LOC: SunTrust Bank
	3.810% 05/01/21(a)	17,000,000	17,000,000
GEORGIA TOTAL			301,900,000
HAWAII – 0.1%
HI Airports System Revenue
	Series 2006, AMT,
	Insured: FGIC,
	LIQ FAC: Lehman Liquidity Co.
	3.890% 07/01/14(a)	5,410,000	5,410,000
HAWAII TOTAL			5,410,000
IDAHO – 0.3%
ID Eagle Industrial Development Corp.
	Rose Cottage LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	3.960% 09/01/21(a)	3,960,000	3,960,000
ID Power County Industrial Development Revenue
	FMC Corp.,
	Series 2001, AMT,
	LOC: Wachovia Bank N.A

		Par ($)	Value ($)
Municipal Bonds – (continued)
IDAHO – (continued)
	3.860% 04/01/14(a)	20,000,000	20,000,000
IDAHO TOTAL			23,960,000
ILLINOIS – 4.9%
IL Addison Industrial Development Revenue
	Series 1996, AMT,
	LOC: LaSalle Bank N.A.
	3.890% 07/01/21(a)	1,655,000	1,655,000
IL Canton Industrial Revenue
	Series 2006,
	LOC: Charter One Bank N.A.
	3.810% 12/01/31(a)	15,900,000	15,900,000
IL Chicago Enterprise Zone Revenue
	Gas Plus, Inc.,
	Series 2002, AMT,
	LOC: Northern Trust Co.
	4.080% 11/01/22(a)	1,350,000	1,350,000
IL Chicago Heights Industrial Development Revenue
	Series 1998 A, AMT,
	LOC: Fifth Third Bank
	3.910% 12/01/18(a)	1,085,000	1,085,000
IL Chicago Industrial Development Revenue
	Bullen Midwest Inc.,
	Series 1997, AMT,
	3.910% 11/01/17(a)	895,000	895,000
	Eli’s Chicago’s Finest Inc.,
	Series 1996, AMT,
	LOC: LaSalle Bank
	3.850% 11/01/26(a)	2,365,000	2,365,000
	Enterprise Center IX LP,
	Series 1992, AMT,
	LOC: LaSalle National Bank
	3.850% 06/01/22(a)	4,750,000	4,750,000
	Enterprise Center VII LP,
	Series 1992, AMT,
	LOC: LaSalle National Bank
	3.850% 06/01/22(a)	7,200,000	7,200,000
	Flying Food Fare Midway,
	Series 1999, AMT,
	LOC: Harris Trust & Savings Bank
	3.900% 12/01/28(a)	4,900,000	4,900,000
IL Chicago Multi-Family Housing Revenue
	Concordia Place Apartments LP,
	Series 2003, AMT,
	LOC: Harris Trust & Savings Bank
	3.830% 07/01/34(a)	13,450,000	13,450,000
	Lincoln Village LLC,
	Series 2006, AMT,
	LOC: Harris N.A.
	3.820% 06/01/40(a)	8,437,000	8,437,000
	North Larabee LP:
	Series 2001 A, AMT,
	LOC: Harris Trust & Savings Bank
	3.850% 04/01/36(a)	1,450,000	1,450,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	Series 2001 B, AMT,
	LOC: Harris Trust & Savings Bank
	3.850% 04/01/09(a)	1,150,000	1,150,000
	Renaissance Saint Luke LP,
	Series 2004 A, AMT,
	LOC: Harris Trust & Savings Bank
	3.850% 01/01/39(a)	3,720,000	3,720,000
IL Chicago O’Hare International Airport
	Air France,
	Series 1991, AMT,
	LOC: Societe Generale
	3.830% 05/01/18(a)	12,000,000	12,000,000
	O’Hare Tech Center II LLC,
	Series 2002, AMT,
	LOC: LaSalle National Bank
	3.830% 03/01/37(a)	5,000,000	5,000,000
	Series 1994, AMT,
	LOC: Societe Generale
	3.780% 01/01/18(a)	23,934,000	23,934,000
	Series 1997, AMT,
	Insured: AMBAC,
	LOC: Merrill Lynch Capital Services
	3.840% 01/01/16(a)	15,385,000	15,385,000
	Series 2003, AMT:
	Insured: FSA:
	3.840% 07/01/11(a)	5,500,000	5,500,000
	3.840% 07/01/11(a)	9,995,000	9,995,000
	3.850% 01/01/22(a)	7,800,000	7,800,000
	Insured: MBIA
	3.840% 07/01/08(a)	3,125,000	3,125,000
IL Chicago Solid Waste Disposal Facility Revenue
	Groot Industries, Inc.,
	Series 1995, AMT,
	LOC: JPMorgan Chase Bank
	3.940% 12/01/15(a)	1,000,000	1,000,000
IL Chicago Wastewater Transmission Revenue
	Series 2004,
	Insured: MBIA
	3.830% 01/01/22(a)	1,685,000	1,685,000
IL Cicero Industrial Development Revenue
	Harris Steel Co.,
	Series 1996, AMT,
	LOC: American National Bank & Trust
	4.130% 05/01/11(a)	970,000	970,000
IL Des Plaines Industrial Development Revenue
	MMP Properties LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase & Co.
	4.130% 10/01/18(a)	1,825,000	1,825,000
IL Development Finance Authority Industrial Development Revenue
	Campagna-Turano Bakery,
	Series 2000, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	LOC: American National Bank & Trust
	4.130% 08/01/25(a)	3,910,000	3,910,000
	Clingan Steel, Inc.,
	Series 2003, AMT,
	LOC: LaSalle National Bank
	4.130% 12/01/23(a)	3,010,000	3,010,000
	Engineered Polymer,
	Series 1995, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 08/01/15(a)	5,845,000	5,845,000
	Forty Foot High Realty LLC,
	Series 2002, AMT,
	LOC: National City Bank
	3.890% 12/01/27(a)	4,150,000	4,150,000
	HSU Properties LLC,
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.960% 08/01/33(a)	1,240,000	1,240,000
	Knead Dough Banking Co.,
	Series 2000, AMT,
	LOC: Bank One N.A.
	4.130% 09/01/25(a)	805,000	805,000
	Rainbow Graphics, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	4.130% 08/01/23(a)	2,210,000	2,210,000
	Royal Continental Box,
	Series 1995 B, AMT,
	LOC: LaSalle National Bank
	3.850% 04/01/10(a)	950,000	950,000
	Ruebenson Real Estate LLC,
	Series 1999 A, AMT,
	LOC: National City Bank N.A.
	3.890% 06/01/24(a)	3,755,000	3,755,000
	Series 1988, AMT,
	LOC: Northern Trust Co.
	3.950% 02/01/13(a)	2,460,000	2,460,000
	Series 1990 A, AMT,
	LOC: Bank One Kentucky N.A.
	3.970% 01/01/10(a)	3,100,000	3,100,000
	Unique Building Corp.,
	Series 1989, AMT,
	LOC: American National Bank & Trust Co.
	3.990% 05/01/19(a)	2,800,000	2,800,000
	WM Plastics Project,
	Series 2001, AMT,
	LOC: LaSalle Bank N.A.
	3.850% 08/01/26(a)	3,700,000	3,700,000
IL Development Finance Authority
	Affordable Housing Revenue,
	Lake Towers Associates II LP,
	Series 1997, AMT,
	LOC: Bank One N.A.
	3.900% 04/15/37(a)	2,385,000	2,385,000
	Groot Industries, Inc.,
	Series 2003, AMT,
	LOC: Bank One N.A.
	3.940% 12/01/23(a)	4,845,000	4,845,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	Jewish Council Youth Service,
	Series 2003,
	LOC: Harris Trust Bank
	3.800% 09/01/28(a)	1,070,000	1,070,000
	Multi-Family Revenue,
	West Chicago Senior Apartment,
	Series 2003, AMT,
	LOC: Citibank N.A.
	3.860% 02/01/38(a)	6,700,000	6,700,000
	Sexton Energy,
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.830% 10/01/23(a)	7,175,000	7,175,000
IL Elgin Industrial Development Revenue
	Nelson Graphic Screenprinting,
	Series 2006, AMT,
	LOC: LaSalle Bank N.A.
	3.850% 10/01/31(a)	3,795,000	3,795,000
IL Elmhurst Industrial Development Revenue
	John Sakash Co. Project,
	Series 2000, AMT,
	LOC: Citibank N.A.
	3.850% 02/01/25(a)	1,700,000	1,700,000
IL Finance Authority Industrial Development Revenue
	Merug LLC,
	Series 2004 A, AMT,
	LOC: JPMorgan Chase Bank
	4.130% 12/01/18(a)	2,225,000	2,225,000
	Series 2005, AMT,
	LOC: National City Bank
	3.890% 11/01/18(a)	1,140,000	1,140,000
IL Finance Authority
	Meyer Industries LLC,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.910% 08/01/36(a)	2,800,000	2,800,000
	Multi-Family Revenue,
	Waterton Vistas II LLC,
	Series 2004, AMT,
	Guarantor: FNMA
	3.840% 10/15/34(a)	8,500,000	8,500,000
	Villagebrook LP,
	Series 2005, AMT,
	Insured: FHLMC,
	LOC: FHLMC
	3.840% 05/01/35(a)	5,790,000	5,790,000
IL Gurnee Industrial Development Revenue
	Kenall Manufacturing Co.,
	Series 1998, AMT,
	3.850% 03/01/18(a)	1,210,000	1,210,000
IL Housing Development Authority
	Multi-Family Revenue:
	Mattoon Towers Associates II,
	Series 2004, AMT,
	LOC: First National Bank
	3.820% 01/01/34(a)	3,250,000	3,250,000
	Pontiac Tower Associates III,

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
	Series 2005, AMT,
	LOC: Harris N.A.
	3.830% 09/01/35(a)	3,775,000	3,775,000
	Spring Creek Associates,
	Series 2004, AMT,
	LOC: LaSalle Bank N.A.
	3.830% 04/01/34(a)	6,160,000	6,160,000
	Sterling Towers Associates II,
	Series 2001, AMT,
	LOC: Harris N.A.
	3.830% 10/01/35(a)	3,895,000	3,895,000
IL Industrial Development Revenue
	Enterprise Center X Project,
	Series 1992, AMT,
	Insured: LaSalle National Bank
	3.850% 06/01/22(a)	4,300,000	4,300,000
IL Jackson County Multi-Family Revenue
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 07/01/35(a)	9,700,000	9,700,000
IL Lombard Village Industrial Projects
	B&H Partnership Project,
	Series 1995,
	LOC: LaSalle Bank N.A.
	4.160% 10/01/13(a)	1,500,000	1,500,000
IL Morgan Keegan Municipal Products, Inc.
	Series 2007 B, AMT,
	3.860% 06/01/45(a)	44,245,057	44,245,057
IL New Lenox Industrial Development Revenue
	Panduit Corp.,
	Series 1990, AMT,
	LOC: Fifth Third Bank
	3.890% 07/01/15(a)	5,600,000	5,600,000
IL Orland Park Industrial Development Revenue
	Panduit Corp.,
	Series 1996, AMT,
	LOC: Fifth Third Bank
	3.890% 04/01/31(a)	2,500,000	2,500,000
IL Palos Hills Multi-Family Housing Revenue
	Green Oaks Project,
	Series 1998, AMT,
	3.850% 08/01/29(a)	3,670,000	3,670,000
IL Savanna Industrial Development Revenue
	Metform Corp. Project,
	Series 1994 B, AMT,
	LOC: Bank One N.A.
	4.130% 06/01/09(a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
	Series 2003, AMT,
	LOC: LaSalle Bank N.A.
	3.890% 12/01/33(a)	2,400,000	2,400,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL State
	Series 2007,
	4.250% 06/07/07	30,000,000	30,001,719
IL Upper River Valley Industrial Development Revenue
	Clover Properties LLC Project,
	Series 2000, AMT,
	LOC: LaSalle Bank N.A.
	3.850% 07/01/20(a)	1,975,000	1,975,000
IL Urbana Multi-Family Housing Revenue
	Prarie Green II Apartment Project,
	Series 2000, AMT,
	LOC: LaSalle Bank N.A.
	3.850% 06/01/29(a)	1,355,000	1,355,000
IL Will County Exempt Facilities Revenue
	Amoco Corp.,
	Series 1998, AMT,
	3.940% 03/01/28(a)	8,075,000	8,075,000
ILLINOIS TOTAL			377,897,776
INDIANA – 3.7%
IN Allen County Multi-Family Housing Redevelopment
	Woodland Crest Hill Project,
	Series 1999, AMT,
	4.130% 08/01/17(a)	2,700,000	2,700,000
IN Bloomington Multi-Family Revenue
	Willow Manor Apartments Project,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.960% 11/01/32(a)	2,825,000	2,825,000
IN Burns Harbor Economic Development Revenue
	Dennen Steel Corp.,
	Series 2003, AMT,
	LOC: Standard Federal Bank
	3.870% 12/01/23(a)	1,495,000	1,495,000
IN Development Finance Authority
	Economic Development Revenue,
	Berry Holdings Co. LLC,
	Series 1999, AMT,
	LOC: Bank One N.A.
	4.090% 01/01/09(a)	320,000	320,000
	Series 2002, AMT,
	LOC: National City Bank of Indiana
	3.860% 10/01/17(a)	2,610,000	2,610,000
IN Elkhart Economic Development Revenue
	Crossroads Apartments LLC,
	Series 1998 A, AMT,
	LOC: FHLB
	3.990% 04/01/28(a)	800,000	800,000
	Vahala Foam Enterprises Project,
	Series 2002, AMT,
	LOC: Bank One N.A.
	4.130% 09/01/17(a)	1,400,000	1,400,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Elkhart Industrial Development Revenue
	Kibbe Properties LLC,
	Series 2002, AMT,
	LOC: National City Bank of Indiana
	3.940% 06/01/27(a)	1,900,000	1,900,000
IN Finance Authority
	Mittal Steel Co. N.V.,
	Series 2006, AMT,
	LOC: Bank of Montreal
	3.870% 08/01/30(a)	8,200,000	8,200,000
	Psi Energy, Inc.,
	Series 2005 B, AMT,
	LOC: Calyon Bank
	3.810% 10/01/40(a)	10,500,000	10,500,000
	Series 2005, AMT,
	LOC: National City Bank
	3.890% 10/01/12(a)	4,000,000	4,000,000
IN Garrett Economic Development Revenue
	Series 2005, AMT,
	LOC: National City Bank
	3.890% 01/01/21(a)	5,365,000	5,365,000
IN Gibson County Pollution Control Revenue
	Toyota Motor Manufacturing Project:
	Series 1997, AMT,
	3.850% 10/01/27(a)	10,000,000	10,000,000
	Series 1999, AMT,
	3.850% 01/01/29(a)	10,000,000	10,000,000
	Series 2000 A, AMT:
	3.850% 01/01/28(a)	10,000,000	10,000,000
	3.850% 01/01/30(a)	9,300,000	9,300,000
	Series 2001 B, AMT:
	3.850% 09/01/31(a)	7,000,000	7,000,000
	GTY AGMT: Toyota Motor Credit Corp.
	3.850% 02/01/31(a)	10,000,000	10,000,000
IN Greencastle Economic Development Revenue
	Crown Equipment Corp. Project,
	Series 1996, AMT,
	LOC: Key Bank N.A.
	3.840% 02/01/11(a)	2,000,000	2,000,000
	Round Barn Manor Project,
	Series 2003 A, AMT,
	3.850% 01/01/28(a)	3,182,000	3,182,000
IN Health Facility Financing Authority
	Ascension Health,
	Series 2001 A-1,
	3.820% 11/15/36(a)	30,000,000	30,000,000
	Cardinal Center, Inc. Project,
	Series 1996 A,
	LOC: Key Bank N.A.
	3.840% 12/01/16(a)	325,000	325,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Housing & Community Development Authority
	Series 2006 A-2, AMT,
	Guarantor: GNMA,
	SPA: DEPFA Bank PLC
	3.820% 01/01/37(a)	10,000,000	10,000,000
IN Housing Finance Authority
	Multi-Family Revenue,
	Series 1997 M-A, AMT,
	LOC: FHLB
	3.840% 01/01/29(a)	8,350,000	8,350,000
IN Indianapolis Local Public Improvement Bond Bank
	Series 2006, AMT,
	Insured: AMBAC:
	LIQ FAC: Dexia Credit Local
	3.840% 01/01/14(a)	5,260,000	5,260,000
	LIQ FAC: JPMorgan Chase Bank
	3.860% 01/01/14(a)	16,800,000	16,800,000
	SPA: Merrill Lynch Capital Services
	3.840% 01/01/20(a)	5,505,000	5,505,000
IN Indianapolis Multi-Family Revenue
	Nora Commons LP,
	Series 2004 A, AMT,
	LOC: ABN AMRO Bank N.V.
	3.850% 12/01/39(a)	7,000,000	7,000,000
IN Jeffersonville Economic Development Revenue
	Series 2001, AMT,
	LOC: Fifth Third Bank
	3.960% 08/01/21(a)	2,465,000	2,465,000
	Series 2003, AMT,
	LOC: National City Bank of Kentucky
	3.890% 04/01/23(a)	4,625,000	4,625,000
IN Lagrange Economic Development Revenue
	LA Investments LLC,
	Series 1999, AMT,
	LOC: Bank One Indiana N.A.
	4.130% 08/01/13(a)	800,000	800,000
IN Noblesville Economic Development Revenue
	Pedcor Investments 2003-L LP,
	Series 2003 A, AMT,
	LOC: LaSalle Bank N.A.
	3.850% 06/01/38(a)	8,851,000	8,851,000
IN South Bend Economic Development Authority
	Series 2007, AMT,
	LOC: Citizens Bank of PA
	3.830% 04/01/27(a)	8,105,000	8,105,000
IN St. Joseph County Economic Development Revenue
	Pine Oak Apartments LP,
	Series 1997 A, AMT,
	LOC: FHLB
	3.890% 06/01/27(a)	2,365,000	2,365,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Washington County Industrial Economic Development Revenue
	Series 2001, AMT,
	LOC: National City Bank of Indiana
	3.890% 08/01/16(a)	3,785,000	3,785,000
IN Whiting Environmental Facilities Revenue
	BP Products North America, Inc.,
	Series 2005, AMT,
	3.940% 07/01/40(a)	45,400,000	45,400,000
IN Whiting Industrial Sewage & Solid Waste Disposal Revenue
	Amoco Oil Co.:
	Series 1996, AMT,
	3.940% 01/01/26(a)	10,000,000	10,000,000
	Series 1998, AMT,
	3.940% 01/01/26(a)	7,600,000	7,600,000
INDIANA TOTAL			280,833,000
IOWA – 0.7%
IA Clinton Industrial Development Revenue
	Series 2004, AMT,
	LOC: Northern Trust Co.
	3.880% 12/01/22(a)	4,500,000	4,500,000
	Sethness Products Co.,
	Series 1996, AMT,
	LOC: Northern Trust Co.
	3.880% 09/01/11(a)	2,100,000	2,100,000
IA Finance Authority Industrial Development Revenue
	Ramsgate Corp.,
	Series 2002, AMT,
	LOC: US Bank N.A.
	3.890% 12/01/22(a)	5,345,000	5,345,000
	US Filter Operating Services, Inc.,
	Series 2001 A, AMT,
	LOC: Societe Generale
	3.850% 11/01/17(a)	3,720,000	3,720,000
IA Finance Authority
	Single Family Mortgage Revenue:
	Series 2002, AMT,
	Guarantor: GNMA/FNMA,
	SPA: Wachovia Bank N.A.
	3.880% 07/01/24(a)	5,010,000	5,010,000
	Series 2004 B, AMT,
	Guarantor: GNMA/FNMA,
	SPA: DEPFA Bank PLC
	3.830% 07/01/34(a)	7,000,000	7,000,000
	Series 2006 F, AMT,
	Guarantor: GNMA/FNMA,
	LIQ FAC: State Street Bank & Trust
	3.800% 07/01/36(a)	12,000,000	12,000,000
	Series 2006, AMT,
	LIQ FAC: Landesbank Hessen-Thuringen,
	3.890% 12/01/09(a)	11,530,000	11,530,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
IOWA – (continued)
IA Linn County Industrial Development Revenue
	Swiss Valley Farms Co.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	3.860% 05/01/21(a)	4,200,000	4,200,000
IA West Burlington Industrial Development Revenue
	Borhi Oil Hydraulic,
	Series 2001 B, AMT,
	LOC: American National Bank & Trust
	4.130% 01/01/11(a)	800,000	800,000
IOWA TOTAL			56,205,000
KANSAS – 0.6%
KS Development Finance Authority
	Exempt Facilities Revenue,
	Seaboard Project,
	Series 1995 A, AMT,
	LOC: Bank of New York
	3.850% 12/01/25(a)	9,200,000	9,200,000
	Multi-Family Revenue:
	Delaware Highlands,
	Series 2005 C, AMT,
	LOC: Arvest Bank
	3.860% 12/01/36(a)	2,200,000	2,200,000
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 11/01/35(a)	6,565,000	6,565,000
KS Munimae Trust
	Series 2001-5, AMT,
	Insured: FHLMC
	3.800% 01/14/26	1,305,000	1,305,000
	Series 2001-6, AMT,
	Insured: FHLMC
	3.800% 07/14/26	2,075,000	2,075,000
KS Wichita Airport Authority
	Berkshire Hathaway, Inc.,
	Series 2003 A, AMT,
	3.880% 11/01/31(a)	2,860,000	2,860,000
KS Wichita City
	OBH, Inc.,
	Series 1999, AMT,
	3.830% 04/01/15(a)	18,670,000	18,670,000
KANSAS TOTAL			42,875,000
KENTUCKY – 1.3%
KY ABN AMRO Munitops Certificates Trust
	Series 2005,
	Insured: FGIC
	3.620% 05/15/12(a)	9,995,000	9,995,000
KY Bardstown
	Linpac Materials Handling,
	Series 2000, AMT,
	LOC: Bank of the West
	4.020% 10/01/19(a)	4,340,000	4,340,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
KY Campbellsville-Taylor County Industrial Development Revenue
	Airguard Industrial, Inc.,
	Series 2001, AMT,
	LOC: Northern Trust Co.
	3.880% 05/01/31(a)	7,410,000	7,410,000
KY Daviess County Health Care Revenue
	Wendell Fosters Campus for Development,
	Series 2001, AMT,
	LOC: National City Bank
	3.840% 05/01/21(a)	3,625,000	3,625,000
KY Daviess County Industrial Building Revenue
	Series 2003, AMT,
	LOC: National Bank of Kentucky
	3.890% 05/01/18(a)	3,650,000	3,650,000
KY Glasgow Industrial Building Revenue
	Ply Tech Corp.:
	Series 1994, AMT,
	LOC: Fifth Third Bank
	3.910% 05/01/14(a)	1,820,000	1,820,000
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.960% 07/01/26(a)	3,100,000	3,100,000
KY Hopkins County Industrial Building Revenue
	Series 2007 J, AMT,
	LOC: PNC Bank N.A.
	3.860% 10/01/17(a)	8,000,000	8,000,000
KY Hopkinsville
	Series 2006, AMT,
	LOC: Branch Banking & Trust
	3.910% 06/01/26(a)	3,800,000	3,800,000
KY Housing Corp.
	Clarksdale Rental I LP,
	Series 2006 A, AMT,
	LOC: PNC Bank Delaware,
	3.840% 06/01/08(a)	6,725,000	6,725,000
KY Jefferson County Industrial Building Revenue
	Dant Growth LLC,
	Series 2002, AMT,
	LOC: Bank One Kentucky N.A.
	4.130% 09/01/22(a)	3,420,000	3,420,000
KY Jefferson County Industrial Development Revenue
	WHIP-Mix Corp.,
	Series 1997, AMT,
	LOC: National City Bank Kentucky
	3.990% 06/01/12(a)	655,000	655,000
KY Kenton County Airport Board
	FlightSafety International, Inc.,
	Series 2001 A, AMT:

		Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
	3.830% 06/01/31(a)	4,600,000	4,600,000
	3.860% 06/01/21(a)	17,900,000	17,900,000
KY Kenton County Industrial Building Revenue
	Baptist Convalescent Center,
	Series 1998,
	LOC: Fifth Third Bank
	3.870% 07/01/18(a)	970,000	970,000
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.960% 04/01/17(a)	2,630,000	2,630,000
KY Louisville & Jefferson County Metropolitan Government
	First Trust Restoration Partners,
	Series 2005 A, AMT,
	LOC: Regions Bank
	3.860% 01/01/11(a)	1,460,000	1,460,000
KY Louisville & Jefferson County Regional Airport Authority
	United Parcel Service,
	Series 1999 B, AMT,
	3.960% 01/01/29(a)	3,000,000	3,000,000
KY Minor Lane Heights Solid Waste Disposal Revenue
	Waste Management Kentucky LLC Project,
	Series 2003, AMT,
	LOC: Wachovia Bank N.A.
	3.840% 03/01/21(a)	6,000,000	6,000,000
KY Rural Economic Development Authority Revenue
	Heaven Hill Project,
	Series 1991, AMT,
	LOC: PNC Bank N.A.
	3.840% 10/01/16(a)	2,000,000	2,000,000
KY West Buechel Industrial Building Revenue
	Berby Fabricating LLC Project,
	Series 2004, AMT,
	LOC: Fifth Third Bank
	3.960% 06/01/24(a)	2,100,000	2,100,000
KENTUCKY TOTAL			97,200,000
LOUISIANA – 1.6%
LA Calcasieu Parish, Inc. Industrial Development Board
	Citgo Petroleum Corp.:
	Series 1994, AMT,
	LOC: BNP Paribas
	3.940% 12/01/24(a)	4,350,000	4,350,000
	Series 1996, AMT,
	LOC: Natexis Banque Populair
	3.940% 07/01/26(a)	18,900,000	18,900,000
	Citgo Petroleum Corp.
	Series 1995, AMT,
	LOC: BNP Paribas
	3.940% 03/01/25(a)	20,900,000	20,900,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
LOUISIANA – (continued)
	Hydroserve Westlake Project,
	Series 1999, AMT,
	LOC: Bank One Chicago N.A.
	3.900% 12/01/24(a)	5,100,000	5,100,000
LA Morgan Keegan Municipal Products, Inc.
	Series 2007 A, AMT,
	SPA: Lloyds TSB Bank PLC,
	GIC: Transamerica Life Insurance Co.
	3.860% 02/01/11(a)	25,060,000	25,060,000
LA Plaquemines Parish
	Environmental Revenue:
	BP Exploration & Oil, Inc.,
	Series 1995, AMT,
	GTY AGMT: British Petroleum Co.
	3.940% 10/01/24(a)	9,900,000	9,900,000
	BP Exploration & Oil, Inc.
	Series 1994, AMT,
	3.940% 05/01/25(a)	9,300,000	9,300,000
LA St. Charles Parish Pollution Control Revenue
	Shell Oil Co.:
	Series 1992 A, AMT,
	3.940% 10/01/22(a)	22,800,000	22,800,000
	Series 1993, AMT,
	3.940% 09/01/23(a)	5,700,000	5,700,000
LOUISIANA TOTAL			122,010,000
MAINE – 0.0%
ME Housing Authority
	General Housing Revenue,
	Series 2005, AMT,
	LIQ FAC: Landesbank Hessen-Thuringen
	3.850% 12/01/10(a)	1,400,000	1,400,000
MAINE TOTAL			1,400,000
MARYLAND – 0.8%
MD Administration Department of Housing & Community Development
	Series 2006 N, AMT,
	3.720% 09/12/07	21,000,000	21,000,000
MD Carroll County Commissioners Economic Development Revenue
	Shelter System Limited Facility,
	Series 2004, AMT,
	LOC: Branch & Banking Trust
	3.910% 07/01/24(a)	5,150,000	5,150,000
MD Montgomery County Housing Opportunites Commission
	Series 2006, AMT,
	SPA: Danske Bank

		Par ($)	Value ($)
Municipal Bonds – (continued)
MARYLAND – (continued)
	3.860% 02/01/40(a)	31,985,000	31,985,000
MARYLAND TOTAL			58,135,000
MASSACHUSETTS – 1.4%
MA Development Finance Agency
	3.680% 09/04/07	6,800,000	6,800,000
	Clarendon Street Associates,
	Series 2006 A, AMT,
	LOC: Bayerische Landesbank
	3.900% 12/01/40(a)	17,000,000	17,000,000
MA Lehman Municipal Trust Receipts
	Series 2007,
	Insured: FGIC,
	LIQ FAC: Lehman Liquidity Co.
	3.651% 05/01/37(a)	67,500,000	67,500,000
MA Municipal Securities Trust Certificates
	Series 2007 A, AMT,
	Insured: AMBAC,
	LIQ FAC: Bear Stearns Capital Markets
	3.840% 01/21/19(a)	12,000,000	12,000,000
MA State
	Series 2000 A,
	SPA: Landesbank Baden-Wurttemberg
	3.900% 12/01/30(a)	3,700,000	3,700,000
MASSACHUSETTS TOTAL			107,000,000
MICHIGAN – 4.9%
MI Housing Development Authority
	Multi-Family Revenue,
	Canterbury Project,
	Series 2003 A, AMT,
	LOC: LaSalle Bank
	3.830% 06/01/38(a)	9,500,000	9,500,000
	Series 2006 B, AMT,
	SPA: DEPFA Bank PLC
	3.880% 06/01/30(a)	20,000,000	20,000,000
	Series 2006, AMT,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.830% 10/01/42(a)	8,125,000	8,125,000
	Single Family Mortgage Revenue,
	Series 2005 B, AMT:
	LOC: DEPFA Bank PLC
	3.880% 06/01/30(a)	20,870,000	20,870,000
	SPA: DEPFA Bank PLC
	3.880% 12/01/25(a)	13,635,000	13,635,000
MI Municipal Bond Authority
	Series 2006 B-1,
	4.500% 08/20/07	29,340,000	29,390,845
	Series 2006 B-2,
	LOC: Bank of Nova Scotia
	4.500% 08/20/07	12,300,000	12,319,611
MI State
	Series 2006,
	LOC: DEPFA Bank PLC
	4.250% 09/28/07	66,800,000	66,917,662

		Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
MI Sterling Heights Economic Development Corp.
	Kunath Enterprises LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	4.130% 02/01/16(a)	1,600,000	1,600,000
MI Strategic Fund Ltd.
	American Autocoat, Inc.,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.960% 10/01/22(a)	5,045,000	5,045,000
	B & C Leasing LLC,
	Series 1999, AMT,
	LOC: LaSalle Bank
	3.830% 07/01/24(a)	2,400,000	2,400,000
	Erin Flint Properties LLC,
	Series 2006, AMT,
	LOC: Fifth Third Bank
	3.960% 07/01/26(a)	4,160,000	4,160,000
	Home, Inc.,
	Series 2002, AMT,
	LOC: Fifth Third Bank
	3.960% 11/01/22(a)	1,920,000	1,920,000
	Lapeer Technologies LLC,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	4.130% 02/01/20(a)	1,800,000	1,800,000
	LRV Enterprises LLC,
	Series 1996, AMT,
	LOC: National City Bank
	3.990% 09/01/21(a)	500,000	500,000
	Michigan Turkey Producers,
	Series 2000 A, AMT,
	LOC: Fifth Third Bank
	3.910% 05/01/15(a)	1,600,000	1,600,000
	Series 1999, AMT,
	LOC: National City Bank
	3.940% 06/01/24(a)	1,065,000	1,065,000
	Series 2000, AMT,
	LOC: KeyBank N.A.
	3.910% 07/01/20(a)	2,020,000	2,020,000
	Series 2003, AMT:
	LOC: Fifth Third Bank
	3.960% 08/01/23(a)	955,000	955,000
	LOC: National City Bank
	3.890% 12/01/28(a)	2,580,000	2,580,000
MI Wayne Charter County Airport Authority
	Series 2002 A, AMT,
	Insured: FGIC
	3.810% 12/01/32(a)	140,520,000	140,520,000
MI Wayne County Airport Authority
	Series 2005 MT-115, AMT,
	Insured: MBIA,
	LIQ FAC: Svenska Handelsbank
	3.840% 12/01/17(a)	18,140,000	18,140,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
	Series 2005, AMT,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.860% 12/01/34(a)	6,600,000	6,600,000
	Series 2006, AMT,
	Insured: MBIA,
	LIQ FAC: Citibank N.A.
	3.860% 12/01/29(a)	5,900,000	5,900,000
MICHIGAN TOTAL			377,563,118
MINNESOTA – 0.1%
MN Eden Prairie Industrial Development Revenue
	SWB LLC,
	Series 2000 A, AMT,
	LOC: US Bank N.A.
	3.990% 11/01/20(a)	2,035,000	2,035,000
MN Minneapolis St. Paul Metropolitan Airports Commission
	Airport Revenue,
	Series 2005 PT-2834, AMT,
	Insured: AMBAC,
	LOC: Merrill Lynch Capital Services
	3.840% 01/01/14(a)	2,535,000	2,535,000
MN Springfield Industrial Development Revenue
	OCHS Brick Co.,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	3.860% 05/01/16(a)	3,695,000	3,695,000
MN St. Paul Port Authority Industrial Development Revenue
	Camada LP,
	Series 2005, AMT,
	LOC: Wells Fargo Bank N.A.
	3.860% 12/01/12(a)	2,900,000	2,900,000
MINNESOTA TOTAL			11,165,000
MISSISSIPPI – 0.1%
MS Business Finance Corp.
	Hamlin Sheet Metal Co., Inc.:
	Series 2005 A, AMT,
	LOC: Branch Banking & Trust Co.
	3.910% 03/01/15(a)	1,440,000	1,440,000
	Series 2005, AMT,
	LOC: Branch Banking & Trust Co.
	3.910% 03/01/25(a)	2,210,000	2,210,000
MS Home Corp.
	Multi-Family Revenue,
	Brandon Housing Associates LP,
	Series 2001-2, AMT,
	LOC: Regions Bank
	3.850% 05/01/31(a)	6,300,000	6,300,000
MISSISSIPPI TOTAL			9,950,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
MISSOURI – 1.2%
MO Health & Educational Facilities Authority
	Series 2006,
	LOC: National City Bank
	3.790% 12/01/26(a)	8,000,000	8,000,000
MO Industrial Development Authority
	Multi-Family Housing Revenue,
	Crook Creek Apartments II:
	Series 2004 A, AMT,
	LOC: LaSalle National Bank
	3.830% 09/01/39(a)	5,600,000	5,600,000
	Series 2004 B, AMT,
	LOC: FHLB
	3.870% 09/01/39(a)	750,000	750,000
MO Jackson County
	Special Obligations,
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.830% 12/01/18(a)	28,880,000	28,880,000
MO Mountain Grove Industrial Development Authority
	Health Care Facility Revenue,
	Mountain Grove #1, Inc.,
	Series 1997, AMT,
	LOC: Wahovia Bank
	3.840% 11/01/13(a)	1,685,000	1,685,000
MO Nodaway Industrial Development Authority
	Educational Facilities Revenue,
	Northwest Foundation, Inc.,
	Series 2002,
	LOC: U.S. Bank N.A.
	3.820% 11/01/32(a)	3,990,000	3,990,000
MO Scott Industrial Development Authority
	Series 2007, AMT,
	LOC: Regions Bank
	3.870% 05/01/22(a)	3,000,000	3,000,000
MO St. Louis Industrial Development Authority
	General Grant Apartments,
	Series 2003, AMT,
	LOC: U.S. Bank N.A.
	3.880% 03/01/38(a)	19,445,000	19,445,000
	Multi-Family Housing Revenue,
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	3.890% 12/01/45(a)	7,075,000	7,075,000
	United States Tape & Label Corp.,
	Series 1999, AMT,
	LOC: LaSalle Bank N.A.
	3.830% 08/01/19(a)	2,300,000	2,300,000
MO Washington Industrial Development Authority
	Whistle Point Partnership,
	Series 2006, AMT,
	LOC: Bank of Washington,
	LOC: U.S. Bank N.A.
	3.860% 05/01/28(a)	6,600,000	6,600,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
MISSOURI – (continued)
MO Wright City Industrial Revenue
	Series 2002, AMT,
	LOC: LaSalle Bank N.A.
	3.800% 04/01/32(a)	1,900,000	1,900,000
MISSOURI TOTAL			89,225,000
MONTANA – 0.5%
MT Board Investment Resource Recovery Revenue
	Colstrip Energy LP,
	Series 1989, AMT,
	LOC: Dexia Credit Local de France
	3.840% 12/30/15(a)	39,040,000	39,040,000
MONTANA TOTAL			39,040,000
NEBRASKA – 0.6%
NE Help Incorporated Student Loan Revenue
	Series 1986 A, AMT,
	Insured: MBIA
	3.830% 12/01/16(a)	27,675,000	27,675,000
NE Lancaster County Industrial Development Revenue
	MLLC LLC,
	Series 2000 A, AMT,
	LOC: Wells Fargo Bank N.A.
	3.860% 11/01/20(a)	4,515,000	4,515,000
NE Washington County Industrial Development Revenue
	Cargill Inc.,
	Series 2000, AMT,
	LOC: Wachovia Bank N.A.
	3.960% 06/01/18(a)	10,300,000	10,300,000
NEBRASKA TOTAL			42,490,000
NEVADA – 0.1%
NV Clark County Airport Revenue
	Series 2004, AMT,
	Insured: FGIC
	3.850% 07/01/22(a)	5,020,000	5,020,000
NEVADA TOTAL			5,020,000
NEW HAMPSHIRE – 0.0%
NH Business Finance Authority Exempt Facilities Revenue
	Waste Management of New Hampshire, Inc. Project,
	Series 2000, AMT,
	LOC: Wachovia Bank N.A.
	3.860% 09/01/12(a)	3,500,000	3,500,000
NEW HAMPSHIRE TOTAL			3,500,000
NEW JERSEY – 0.6%
NJ Economic Development Authority
	Series 2006, AMT,
	LOC: Goldman Sachs
	3.860% 01/01/37(a)	3,100,000	3,100,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW JERSEY – (continued)
	Series2006 R-1,
	LOC: Bank of Nova Scotia,
	LOC: Lloyds TSB Bank PLC
	3.860% 09/01/31(a)	34,950,000	34,950,000
NJ Housing & Mortgage Finance Agency
	Series 1999 AA, AMT,
	Insured: MBIA
	5.200% 10/01/07	2,000,000	2,010,082
NJ State
	Series 2006,
	4.500% 06/22/07	4,000,000	4,001,069
NEW JERSEY TOTAL			44,061,151
NEW MEXICO – 0.5%
NM Bernalillo County
	Series 2006,
	4.000% 12/14/07	20,000,000	20,031,033
NM Mortgage Finance Authority
	Series 2006, AMT:
	GIC: Trinity Funding Co. LLC
	4.520% 03/01/41(a)	13,504,427	13,504,427
	SPA: Merrill Lynch Capital Services,
	GIC: Trinity Funding Co. LLC
	3.840% 03/01/41(a)	5,195,000	5,195,000
NEW MEXICO TOTAL			38,730,460
NEW YORK – 3.3%
NY Bank of New York Municipal Certificates Trust
	Series 2007, AMT,
	SPA: Bank of New York
	3.950% 05/01/16(a)	50,335,000	50,335,000
NY Dormitory Authority Revenue
	Series 2006 A,
	LIQ FAC: Citibank N.A.
	3.820% 03/15/36(a)	49,135,000	49,135,000
NY Housing Finance Agency
	42/43 Realty LLC,
	Series 2002 A, AMT,
	LOC: Landesbank Hessen-Thuringen
	3.880% 11/01/34(a)	6,000,000	6,000,000
	BPC12 Associates LLC,
	Series 1999 A, AMT,
	Guarantor: FNMA
	3.850% 05/15/29(a)	12,350,000	12,350,000
NY Nassau County Industrial Development Agency
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	3.860% 11/01/29(a)	54,995,000	54,995,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY New York City Housing Development Corp.
	Armory Place LLC,
	Series 2003 A, AMT,
	Guarantor: FNMA
	3.850% 03/15/33(a)	13,330,000	13,330,000
	Series 2005 A, AMT,
	Guarantor: FNMA
	3.880% 11/15/35(a)	7,800,000	7,800,000
	Series 2007 A, AMT,
	LOC: Citibank N.A.
	3.850% 11/01/39(a)	19,000,000	19,000,000
NY Rockland County
	Series 2007,
	4.000% 12/20/07	10,000,000	10,016,559
NY State
	Series 2000 B,
	LOC: Dexia Credit Local
	3.580% 03/15/30(a)	29,385,000	29,382,958
NEW YORK TOTAL			252,344,517
NORTH CAROLINA – 3.1%
NC Agriculture Finance Authority Development Revenue
	McGill Environment System,
	Series 2003, AMT,
	LOC: Branch Bank & Trust
	3.910% 12/01/15(a)	2,700,000	2,700,000
NC Burke Industrial Facility Pollution Control Revenue
	Cox Manufacturing Co.,
	Series 2003, AMT,
	LOC: Branch Banking & Trust
	3.910% 06/01/24(a)	1,635,000	1,635,000
NC Capital Facility Finance Agency Revenue
	Republic Services, Inc. Project,
	Series 2004, AMT,
	LOC: SunTrust Bank
	3.940% 07/01/34(a)	16,150,000	16,150,000
NC Catawba County Industrial Facilities & Pollution Control
	Von Drehle Properties LLC,
	Series 2001, AMT,
	LOC: Branch Banking & Trust
	3.910% 12/01/21(a)	2,720,000	2,720,000
NC Charlotte Airport Revenue
	Series 1997 A, AMT,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.810% 07/01/17(a)	13,405,000	13,405,000
NC Davidson County Industrial Pollution Control Revenue
	Childress Winery LLC,
	Series 2004, AMT,
	3.910% 04/01/26(a)	4,750,000	4,750,000
NC Education Assistance Authority
	Series 2005 A-2, AMT,
	Insured: AMBAC,

		Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
	LOC: Branch Banking & Trust
	3.840% 09/01/35(a)	102,640,000	102,640,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
	Quantum Group, Inc.,
	Series 2000, AMT,
	LOC: Regions Bank
	3.810% 06/01/20(a)	2,070,000	2,070,000
NC Guilford County Multi-Family Housing Revenue
	Brentwood Crossings Apartments,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.810% 12/01/35(a)	5,025,000	5,025,000
NC Housing Finance Agency
	Series 2005 22-E, AMT,
	SPA: FSA
	3.550% 07/01/39(a)	12,000,000	11,997,054
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
	Sullivan Corp. Project,
	Series 1996, AMT,
	LOC: Bank One Milwaukee N.A.
	4.130% 01/01/11(a)	1,050,000	1,050,000
	Valspar Corp.,
	Series 1995, AMT,
	LOC: Wachovia Bank N.A.
	3.930% 06/01/15(a)	2,900,000	2,900,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
	Autry Mills,
	Series 1999, AMT,
	LOC: Branch & Banking Trust
	3.910% 02/01/13(a)	3,520,000	3,520,000
	Hamlin Sheet Metal Co.,
	Series 1997, AMT,
	LOC: Branch Banking & Trust
	3.910% 11/01/17(a)	1,800,000	1,800,000
NC Mecklenburg County Multi-Family Housing Revenue
	Barrington Oaks LLC,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.860% 09/01/35(a)	4,570,000	4,570,000
NC Port Authority Exempt Facilities Revenue
	Wilmington Bulk LLC,
	Series 2001 A, AMT,
	LOC: Branch Banking & Trust
	3.910% 09/01/22(a)	2,300,000	2,300,000
NC Raleigh Durham Airport Authority
	Series 2006, AMT,
	Insured: XLCA
	SPA: Depfa Bank PLC
	3.820% 05/01/36(a)	50,000,000	50,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
NC Rowan County Industrial Facilities Pollution Control Financing Authority
	PHC LLC Project,
	Series 1999, AMT,
	LOC: Branch Banking & Trust
	3.910% 03/01/14(a)	3,205,000	3,205,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
	Series 2007, AMT,
	LOC: Branch Banking & Trust
	3.910% 03/01/27(a)	5,000,000	5,000,000
NORTH CAROLINA TOTAL			237,437,054
NORTH DAKOTA – 0.1%
ND Housing Finance Agency Revenue
	Series 2002 B, AMT,
	Insured: FSA,
	SPA: FHLMC
	3.820% 01/01/34(a)	10,200,000	10,200,000
NORTH DAKOTA TOTAL			10,200,000
OHIO – 2.0%
OH Akron Metropolitan Housing Authority
	Series 1998,
	LOC: Fifth Third Bank
	3.840% 04/01/18(a)	4,335,000	4,335,000
OH Centerville Care Revenue
	Series 1994,
	LOC: National City Bank
	3.820% 11/01/13(a)	815,000	815,000
OH Columbus Regional Airport Authority
	Series 2006, AMT,
	SPA: Merrill Lynch Capital Services
	3.880% 03/15/36(a)	11,565,000	11,565,000
OH Cuyahoga County Hospital Revenue
	Series 2005,
	LOC: National City Bank
	3.790% 02/01/35(a)	9,965,000	9,965,000
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Bayerische Landesbank
	3.810% 01/15/26(a)	55,300,000	55,300,000
OH Cuyahoga County Multi-Family Revenue
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 02/01/33(a)	5,815,000	5,815,000
OH Franklin County Multi-Family Housing Revenue
	Series 2005, AMT,
	LOC: Fifth Third Bank
	3.960% 08/01/35(a)	3,700,000	3,700,000
OH Greene County Industrial Development Revenue
	Series 1995, AMT,
	LOC: KeyBank N.A.
	3.910% 09/01/16(a)	175,000	175,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
OH Hancock County Industrial Development Revenue
	Koehler Brothers, Inc.,
	Series 1999, AMT,
	LOC: National City Bank
	3.910% 06/01/14(a)	960,000	960,000
OH Hancock County Multi-Family Revenue
	Pedcor Investments,
	Series 1998 B, AMT,
	LOC: FHLB
	3.950% 01/01/31(a)	725,000	725,000
OH Lorain Port Authority Revenue
	J. Alan Spitzer,
	Series 1999, AMT,
	LOC: National City Bank
	4.130% 12/01/19(a)	2,755,000	2,755,000
OH Lucas County Industrial Development Revenue
	Series 1997, AMT,
	3.990% 07/01/09(a)	540,000	540,000
OH Medina Industrial Development Revenue
	Series 2003 A, AMT,
	LOC: Fifth Third Bank
	3.960% 09/01/23(a)	1,375,000	1,375,000
OH Paulding County Solid Waste Disposal
	Lafarge Corp.,
	Series 2006, AMT,
	LOC: Bayerische Landesbank
	3.930% 08/01/26(a)	6,600,000	6,600,000
OH Rickenbacher Port Authority
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 01/01/35(a)	4,870,000	4,870,000
OH State
	Solid Waste Revenue,
	BP PLC,
	Series 2001 B, AMT,
	3.940% 08/01/34(a)	10,235,000	10,235,000
OH Summit County Industrial Development Revenue
	Quality Mold, Inc.,
	Series 1999, AMT,
	LOC: KeyBank N.A.
	3.910% 06/01/19(a)	2,440,000	2,440,000
OH Toledo Lucas County Port Authority Airport Development Revenue
	Flight Safety International Inc. Project,
	Series1998-1, AMT,
	3.860% 01/01/18(a)	15,800,000	15,800,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
OH Water Development Authority
	Firstenergy Nuclear Generation,
	Series 2006 A, AMT,
	LOC: Barclays Bank PLC
	3.840% 06/15/33(a)	10,000,000	10,000,000
OH Wood County Industrial Development Revenue
	Series 2001, AMT,
	LOC: Fifth Third Bank
	3.960% 09/01/16(a)	1,310,000	1,310,000
OHIO TOTAL			149,280,000
OKLAHOMA – 0.5%
OK Claremore Industrial & Redevelopment Revenue
	Whirlwind Steel Buildings Project,
	Series 2001, AMT,
	LOC: Chase Manhattan Bank
	4.130% 09/01/16(a)	1,425,000	1,425,000
OK Development Finance Authority Revenue
	Series 1997, AMT,
	LOC: Bank of New York
	3.850% 03/01/27(a)	8,800,000	8,800,000
OK Housing Finance Agency Single Family Revenue
	Series 2001 PT-1288, AMT,
	SPA: Merrill Lynch Capital Services
	3.840% 01/01/09(a)	780,000	780,000
OK Industrial Authority Economic Development Revenue
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.960% 10/01/23(a)	1,785,000	1,785,000
OK Morgan Keegan Municipal Products, Inc.
	Series 2005 D, AMT,
	SPA: BNP Paibas
	3.860% 02/01/10(a)	17,640,000	17,640,000
OK Pittsburg County Economic Development Authority
	Simonton Building Products, Inc.,
	Series 2001, AMT,
	LOC: PNC Bank N.A.
	3.880% 10/01/21(a)	5,000,000	5,000,000
OKLAHOMA TOTAL			35,430,000
OREGON – 1.2%
OR Economic Development Revenue
	KRC Western, Inc.,
	Series 1997 178, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 01/01/17(a)	7,650,000	7,650,000
	LD McFarland Cascade Co. Ltd.,
	Series 1996, AMT,
	LOC: U.S. Bank of Washington
	3.890% 11/01/16(a)	1,000,000	1,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
OREGON – (continued)
OR Homeowner Revenue
	Series 2006, AMT,
	SPA Merrill Lynch Capital Services, Inc.
	GIC: Trinity Funding Co. LLC
	3.850% 05/01/10(a)	67,895,000	67,895,000
OR Medford Hospital Facilities Authority
	Cascade Manor, Inc.,
	Series 2006,
	LOC: KBC Bank N.V.
	3.880% 07/01/36(a)	13,000,000	13,000,000
OREGON TOTAL			89,545,000
PENNSYLVANIA – 1.3%
PA Authority for Industrial Development
	Goldenberg Candy Co.,
	Series 1997, AMT,
	LOC: Wachovia Bank
	3.860% 01/01/13(a)	1,870,000	1,870,000
PA Chester County Health & Education Facilities Authority
	Simpson Meadows,
	Series 2000,
	LOC: Wachovia Bank N.A.
	3.770% 10/01/30(a)	7,785,000	7,785,000
PA Chester County Industrial Development Authority
	Bentley Properties LP,
	Series 2004, AMT,
	LOC: First Tennessee Bank
	3.980% 12/01/20(a)	4,245,000	4,245,000
PA Economic Development Financing Authority
	Series 2006, AMT,
	LOC: Citizens Bank of PA
	3.820% 12/01/36(a)	5,980,000	5,980,000
	Wegner’s Feed Mill, Inc.,
	Series 1999 B-1, AMT,
	LOC: First Union National Bank
	3.930% 07/01/19(a)	6,230,000	6,230,000
PA Elk County Industrial Development Authority Revenue
	Clarion Sintered Metals,
	Series1998, AMT,
	LOC: PNC Bank N.A.
	3.880% 03/01/09(a)	620,000	620,000
PA Grove City Area Hospital Authority
	Grove Manor,
	Series 2005,
	LOC: Fifth Third Bank
	3.810% 12/01/29(a)	9,560,000	9,560,000
PA Housing Finance Agency
	Series 2004 84-C, AMT,
	SPA: Dexia Credit Local
	3.850% 04/01/18(a)	17,650,000	17,650,000
PA Moon Industrial Development Authority
	One Thorn Run Associates,
	Series 1995 A, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
	LOC: National City Bank
	3.890% 11/01/15(a)	4,690,000	4,690,000
PA Philadelphia Redevelopment Authority
	Series 2005, AMT,
	Insured: FGIC
	3.820% 04/15/24(a)	17,040,000	17,040,000
PA Philadelphia School District
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: DEPFA Bank PLC
	3.700% 08/01/18(a)	19,265,000	19,265,000
PA Westmoreland County Industrial Development Authority
	Rhodin Enterprises,
	Series 1997, AMT,
	LOC: National City Bank N.A.
	3.860% 04/01/17(a)	2,680,000	2,680,000
	Series 1998 A, AMT,
	LOC: National City Bank N.A.
	3.890% 10/01/13(a)	2,170,000	2,170,000
PENNSYLVANIA TOTAL			99,785,000
PUERTO RICO – 0.6%
PR Commonwealth of Puerto Rico
	Reset Optional Certificates Trust II-R,
	Series 2006,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	3.820% 09/03/09(a)	49,500,000	49,500,000
PUERTO RICO TOTAL			49,500,000
SOUTH CAROLINA – 1.9%
SC Housing Finance & Development Authority
	Arrington Place Apartment LP,
	Series 2001, AMT,
	LOC: SunTrust Bank
	3.860% 12/01/33(a)	1,250,000	1,250,000
	Improvement Bayside Apartments,
	LOC: Wachovia Bank N.A.
	3.860% 07/15/39(a)	17,250,000	17,250,000
	Series 2005 R-398, AMT,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.850% 07/01/34(a)	2,070,000	2,070,000
	Series 2006-1388, AMT,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.860% 07/01/10(a)	5,290,000	5,290,000
	Spring Grove LP,
	Series 2000, AMT,
	LOC: SunTrust Bank
	3.810% 12/01/34(a)	7,235,000	7,235,000
SC Jobs Economic Development Authority
	Abraham Industries LLC,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	3.880% 05/01/14(a)	3,975,000	3,975,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
	Banks Construction Co.,
	Series 1999, AMT,
	LOC: Wachovia Bank of North Carolina
	3.880% 05/01/09(a)	700,000	700,000
	Giant Cement Holding, Inc. Project,
	Series 2002, AMT,
	LOC: CItibank N.A.
	3.830% 12/01/22(a)	12,000,000	12,000,000
	Imagepoint, Inc.,
	Series 2005, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 12/01/23(a)	3,690,000	3,690,000
	Kravet Fabrics, Inc.,
	Series 1997, AMT,
	LOC: Bank of New York
	3.850% 03/01/12(a)	1,710,000	1,710,000
	Mancor Industries, Inc.,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	3.880% 05/01/14(a)	900,000	900,000
	Performance Friction Corp.,
	Series 2001, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 06/01/12(a)	2,955,000	2,955,000
	Quoize, Inc. Project,
	Series1996, AMT,
	LOC: Bank of New York
	3.910% 05/01/16(a)	3,775,000	3,775,000
	Raynor USA Southeast,
	Series 2000, AMT,
	LOC: LaSalle Bank
	3.830% 05/01/20(a)	4,305,000	4,305,000
	Rock Tennessee Converting Co.,
	Series 2002, AMT,
	LOC: SunTrust Bank
	3.860% 04/01/32(a)	2,500,000	2,500,000
	Sargent Metal Fabricators,
	Series 2002, AMT,
	LOC: Branch Banking & Trust
	3.910% 11/01/22(a)	3,335,000	3,335,000
	SoPakCo., Inc.,
	Series 2006, AMT,
	LOC: Regions Bank
	3.830% 02/01/16(a)	7,240,000	7,240,000
	Southeastern Fly Ash Co.,
	Series 2000, AMT,
	LOC: Wachovia Bank N.A.
	3.860% 01/01/14(a)	7,300,000	7,300,000
	Vista Hotel Partners LLC,
	Series 2005, AMT,
	LOC: SunTrust Bank
	3.810% 12/01/35(a)	13,500,000	13,500,000
SC Kershaw County Industrial Development Revenue
	DeRoyal Textiles, Inc.,
	Series 1994,
	LOC: SunTrust Bank of Nashville
	3.810% 12/01/07(a)	1,000,000	1,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
SC Piedmont Municipal Power Agency
	Electric Revenue,Series 2004 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.720% 01/01/34(a)	20,155,000	20,155,000
	Electric Revenue,
	Series 2004 B-6,
	Insured: MBIA,
	LOC: Dexia Credit Local
	3.720% 01/01/31(a)	26,725,000	26,725,000
SOUTH CAROLINA TOTAL			148,860,000
SOUTH DAKOTA – 1.9%
SD Economic Development Financing Authority Industrial Development Revenue
	Lomar Development Co. Project,
	Series1996 B, AMT,
	LOC: U.S. Bank N.A.
	3.990% 08/01/08(a)	200,000	200,000
SD Housing Development Authority
	Single Family Mortgage Revenue,
	Series 2006, AMT:
	LIQ FAC: Landesbank Hessen-Thuringen
	3.890% 05/01/45(a)	115,000,000	115,000,000
	LOC: Merrill Lynch Capital Services
	3.860% 05/01/45(a)	14,310,000	14,310,000
SD Lawrence County Solid Waste Disposal Revenue
	Homestake Mining Co.,
	Series 1997 A,
	LOC: JPMorgan Chase Bank
	3.960% 07/01/32(a)	17,500,000	17,500,000
SOUTH DAKOTA TOTAL			147,010,000
TENNESSEE – 3.8%
TN Brownsville Industrial Development Board Industrial Development Revenue
	Dynametal Technologies, Inc.,
	Series 1997, AMT,
	LOC: Union Planters Bank
	3.950% 06/01/12(a)	4,190,000	4,190,000
TN Energy Acquisition Corp.
	Series 2006,
	LIQ FAC: Goldman Sachs,
	GTY AGMT: Goldman Sachs & Co.
	3.810% 09/01/26(a)	55,000,000	55,000,000
TN Franklin County Industrial Development Board Revenue
	Zanini Tennessee, Inc.,
	Series 2005 A, AMT,
	LOC: Regions Bank
	3.910% 12/01/20(a)	1,000,000	1,000,000
TN Greeneville Industrial Development Board Revenue
	Packaging Services, Inc.,
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.860% 05/01/18(a)	2,200,000	2,200,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
TN Jefferson City Industrial Development Board Revenue
	Nashua Corp.,
	Series 2004 B, AMT,
	LOC: LaSalle Bank N.A.
	3.830% 12/01/24(a)	2,800,000	2,800,000
TN Knox County First Utility District Water & Sewer Revenue
	Series 2003,
	LOC: AmSouth Bank
	3.810% 12/01/10(a)	5,630,000	5,630,000
TN Knox County Health Educational & Housing Facilities Board
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 05/01/37(a)	6,330,000	6,330,000
TN Memphis Health Educational & Housing Facilities Board
	Alco Breezy Point Partners,
	Series 2005 A, AMT,
	LOC: AmSouth Bank
	3.860% 12/01/35(a)	3,250,000	3,250,000
	Alco Greenbriar Partners,
	Series 2006 A, AMT,
	LOC: Regions Bank
	3.840% 11/01/36(a)	6,730,000	6,730,000
	Alco Knollcrest Partners,
	Series 2005 A, AMT,
	LOC: AmSouth Bank
	3.860% 12/01/35(a)	2,225,000	2,225,000
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 12/01/43(a)	7,695,000	7,695,000
	Springdale Creek Apartments Project,
	Series 2003 A, AMT,
	LOC: First Tennessee Bank
	4.000% 01/01/35(a)	5,350,000	5,350,000
TN Metropolitan Government Nashville & Davidson County
	Health & Educational Facilities Board:
	Series 2006 A, AMT,
	LOC: U.S. Bank N.A.
	3.830% 12/01/41(a)	10,000,000	10,000,000
	Wedgewood Towers LP,
	Series 2004 A, AMT,
	LOC: AmSouth Bank
	4.010% 06/01/34(a)	1,000,000	1,000,000
TN Metropolitan Nashville Airport Authority
	Series 2003, AMT,
	LOC: SunTrust Bank
	3.810% 07/01/12(a)	1,290,000	1,290,000
	Embraer Aircraft Services, Inc.,
	Series 2005, AMT,
	LOC: Regions Bank
	4.000% 04/01/30(a)	3,815,000	3,815,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
TN Monroe County Industrial Development Board
	Series 2006, AMT,
	LOC: SunTrust Bank
	3.810% 01/01/21(a)	7,500,000	7,500,000
TN Morgan Keegan Municipal Products, Inc.
	Series 2005 C, AMT,
	LIQ FAC: BNP Paribas
	3.860% 08/09/07(a)	118,145,000	118,145,000
TN Municipal Energy Acquisition Corp.
	Series 2006,
	LOC: JPMorgan Chase & Co.,
	LIQ FAC: JPMorgan Chase & Co.
	3.820% 11/30/07(a)	33,235,000	33,235,000
TN Sevier County Industrial Development Board
	Series 2005, AMT,
	LOC: Branch Banking & Trust Co.
	3.910% 09/01/25(a)	2,300,000	2,300,000
TN Shelby County Health Educational & Housing Facilities Board
	Multi-Family Housing Revenue,
	Spring Creek Apartments,
	Series 1995, AMT,
	LOC: First Tennessee Bank
	4.000% 12/01/20(a)	2,700,000	2,700,000
TN Sullivan County Industrial Development Board
	Series 1990, AMT,
	LOC: Northern Trust
	3.890% 07/01/10(a)	5,000,000	5,000,000
TN Tullahoma Industrial Development Board
	Marine Masters Trailers,
	Series 2002, AMT,
	LOC: AmSouth Bank
	3.860% 10/01/17(a)	2,100,000	2,100,000
TN Union County Industrial Development Board
	Cooper Container Corp.,
	Series 2004, AMT,
	LOC: SunTrust Bank
	3.810% 12/01/14(a)	2,600,000	2,600,000
TENNESSEE TOTAL			292,085,000
TEXAS – 15.0%
TX Affordable Housing Corp.
	Series 2006 1315,
	Insured: MBIA,
	LIQ FAC: Morgan Stanley
	3.860% 03/01/32(a)	12,450,000	12,450,000
TX Arlington Industrial Development Corp.
	Universal Forest Products,
	Series 1999, AMT,
	LOC: JPMorgan Chase Bank
	3.930% 07/01/29(a)	1,190,000	1,190,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Austin Airport System Revenue
	Financial Services Department,
	Series 1995 A, AMT,
	LOC: JPMorgan Chase Bank
	3.820% 11/15/17(a)	24,700,000	24,700,000
TX Bell County Industrial Development Corp.
	Industrial Development Revenue,
	Metal Sales Manufacturing Corp. Project,
	Series 1998, AMT,
	LOC: Firstar Bank N.A.
	4.130% 08/01/08(a)	500,000	500,000
TX Bexar County Housing Finance Corp.
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 03/01/34(a)	10,775,000	10,775,000
TX Bexar Housing Finance Corp.
	Multi-Family Housing Revenue,
	Perrin Park Apartment Project,
	Series 1996,
	LOC: Northern Trust Co.
	3.910% 06/01/28(a)	10,375,000	10,375,000
TX Brazos Harbor Industrial Development Corp.
	American Rice, Inc.,
	Series 2007 B, AMT,
	LOC: HSBC Bank USA N.A.
	3.880% 05/01/37(a)	15,000,000	15,000,000
TX Brazos River Harbor Navigation District
	Merey Sweeny LP,
	Series 2002 A, AMT,
	LOC: JPMorgan Chase Bank
	3.950% 04/01/21(a)	8,490,000	8,490,000
TX Calhoun County Naval Industrial Development Authority
	BP PLC,
	Series 1998, AMT,
	4.010% 01/01/24(a)	30,000,000	30,000,000
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
	Texas Disposal Systems, Inc.,
	Series 2001, AMT,
	LOC: JPMorgan Chase Bank
	3.890% 05/01/16(a)	11,860,000	11,860,000
TX Dallas Area Rapid Transit
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: Branch Banking & Trust
	3.820% 12/01/31(a)	10,000	10,000
TX Dallas Fort Worth International Airport Revenue
	Flight Safety Project,
	Series 1999, AMT,
	3.830% 07/01/32(a)	24,380,000	24,380,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
	Series 2004, AMT,
	Insured: MBIA
	3.850% 11/01/33(a)	3,000,000	3,000,000
	Series 2005, AMT,
	Insured: FGIC,
	LIQ FAC: Svenska Handelsbanken
	3.710% 11/01/19(a)	30,665,000	30,665,000
	Series 2007, AMT,
	Insured: MBIA,
	LIQ FAC: JPMorgan Chase Bank
	3.860% 11/01/08(a)	3,610,000	3,610,000
TX Dallas Housing Finance Corp.
	Multi-Family Housing Revenue,
	The Masters Apartments Project,
	Series 2004, AMT,
	Guarantor: FNMA
	3.820% 07/15/37(a)	7,680,000	7,680,000
	Multi-Family Revenue,
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 02/01/37(a)	13,400,000	13,400,000
TX Department of Housing & Community Affairs
	4.040% 06/05/07	4,939,000	4,939,000
	Series 2005,
	LIQ FAC: Merrill Lynch Capital Services
	3.890% 03/01/36(a)	8,680,000	8,680,000
	Series 2006 H, AMT,
	SPA: DEPFA Bank PLC
	3.800% 09/01/37(a)	18,000,000	18,000,000
	Series 2006, AMT,
	Guarantor: FNMA,
	SPA: Merrill Lynch Capital Services
	3.840% 12/01/38(a)	13,650,000	13,650,000
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 12/01/36(a)	11,250,000	11,250,000
	St. Augustine Estate Apartments,
	Series 2005, AMT,
	LOC: JPMorgan Chase Bank
	3.830% 09/15/38(a)	7,650,000	7,650,000
	Wayside Luxury Housing Partners,
	Series 2005 A, AMT,
	LOC: Citibank N.A.
	3.830% 05/01/39(a)	15,000,000	15,000,000
TX East Housing Finance Corp.
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 11/01/36(a)	12,340,000	12,340,000
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum Corp.:
	Series 1994, AMT,
	LOC: Royal Bank of Scotland
	3.940% 04/01/26(a)	20,000,000	20,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
	Series 1999, AMT,
	LOC: BNP Paribas
	3.940% 04/01/29(a)	11,840,000	11,840,000
	Series 2004, AMT,
	LOC: Caylon Bank
	3.940% 10/01/32(a)	21,300,000	21,300,000
TX Gulf Coast Waste Disposal Authority
	Amoco Oil Co.:
	Series 1994, AMT,
	3.940% 08/01/23(a)	27,500,000	27,500,000
	Series 1995, AMT,
	3.940% 07/01/27(a)	30,800,000	30,800,000
	Environmental Facilities Revenue:
	Amoco Oil Company Project,
	Series 1997, AMT,
	3.940% 01/01/26(a)	25,000,000	25,000,000
	BP PLC:
	Series 2003, AMT,
	3.940% 05/01/38(a)	1,500,000	1,500,000
	Series B, AMT,
	3.940% 07/01/36(a)	6,700,000	6,700,000
	Pollution Control Revenue,
	Amoco Oil Co.,
	Series 1994, AMT,
	3.940% 06/01/24(a)	37,690,000	37,690,000
TX Harris County Health Facility Development Corp.
	Blood Center Gulf Coast Regional,
	Series 1992,
	LOC: JP Morgan Chase Bank
	4.080% 04/01/17(a)	2,150,000	2,150,000
TX Harris County Housing Finance Corp.
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products:
	3.890% 05/01/36(a)	5,850,000	5,850,000
	3.890% 08/01/36(a)	7,160,000	7,160,000
	3.890% 02/01/37(a)	12,480,000	12,480,000
TX Harris County Industrial Development Corp.
	Deer Park Refining LP,
	Series 2007 A, AMT,
	3.950% 06/01/17(a)	25,000,000	25,000,000
	Exxon Capital Ventures,
	Series 1987, AMT,
	3.960% 08/15/27(a)	10,600,000	10,600,000
	Industrial Development Revenue:
	North American Galvanizing,
	Series 2000, AMT,
	LOC: JPMorgan Chase Bank
	3.900% 03/01/25(a)	3,245,000	3,245,000
	Series 2000, AMT,
	LOC: Bank One Oklahoma N.A.
	4.000% 04/01/08(a)	3,000,000	3,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Houston Housing Financial Corp.
	Series 2004, AMT,
	Guarantor: FNMA
	3.820% 04/15/37(a)	3,500,000	3,500,000
TX Lower Neches Valley Authority Industrial Development Corp.
	Exxon Mobil Corp.,
	Series 2006 B-3, AMT,
	3.960% 04/01/26(a)	5,500,000	5,500,000
TX Montgomery Housing Finance Corp.
	Woodline Park Apartments LP,
	Series 2005, AMT,
	LOC: Citibank N.A.
	3.830% 02/01/38(a)	7,500,000	7,500,000
TX Municipal Gas Acquisition & Supply Corp. I
	Series 2007,
	LIQ FAC: Goldman Sachs
	3.820% 12/15/26(a)	11,130,000	11,130,000
TX North Texas Higher Education Authority
	Series 2003 A-1, AMT,
	LOC: DEPFA Bank PLC
	3.800% 10/01/37(a)	10,000,000	10,000,000
	Series 2003 A-2, AMT,
	LOC: DEPFA Bank PLC
	3.800% 04/01/10(a)	10,000,000	10,000,000
TX Panhandle Regional Housing Finance Agency
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products:
	3.890% 05/01/35(a)	6,200,000	6,200,000
	3.890% 05/01/36(a)	5,445,000	5,445,000
TX Panhandle-Plains Higher Education Authority, Inc.
	Series 1992 A, AMT,
	Insured: MBIA
	3.810% 06/01/21(a)	26,500,000	26,500,000
TX Port Corpus Christi Industrial Development Corp.
	Citgo Petroleum Corp.,
	Series 1998, AMT,
	LOC: JPMorgan Chase Bank
	3.940% 08/01/28(a)	21,900,000	21,900,000
TX San Antonio Housing Finance Corp.
	Series 2007, AMT,
	LIQ FAC: Citigroup Financial Products
	3.890% 08/01/39(a)	9,675,000	9,675,000
TX San Antonio Water Revenue
	Series 2003 A,
	Insured: MBIA
	3.720% 05/15/33(a)	22,170,000	22,170,000
TX State
	Series 2006,
	4.500% 08/31/07	350,460,000	351,086,604

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
	Series 2007 A, AMT,
	SPA: DEPFA Bank PLC
	3.850% 06/01/37(a)	20,000,000	20,000,000
	Veterans Housing Assist Project,
	Series 2003, AMT,
	SPA: Landesbank Hessen-Thurigen
	3.870% 06/01/34(a)	45,355,000	45,355,000
TX Tarrant County Housing Finance Corp.
	Series 2005, AMT,
	LOC: Merrill Lynch Capital Serices
	3.870% 01/01/36(a)	5,000,000	5,000,000
TX Travis County Housing Finance Corp.
	Multi-Family Housing Revenue,
	Rosemont at Old Manor Apartments,
	Series 2004, AMT,
	Insured: FNMA
	3.820% 08/15/37(a)	6,700,000	6,700,000
TX Waco Health Facilities Development Corp.
	Series 2007,
	Insured: MBIA,
	LIQ FAC: Svenska Handelsbanken
	3.820% 08/01/31(a)	9,995,000	9,995,000
TX West Side Calhoun County Naval District
	BP Amoco PLC,
	Series 2000, AMT,
	3.940% 10/01/30(a)	12,215,000	12,215,000
	BP Chemicals, Inc.,
	Series 1996, AMT,
	3.940% 04/01/31(a)	3,820,000	3,820,000
TEXAS TOTAL			1,145,100,604
UTAH – 0.6%
UT Board Regents Student Loan Revenue
	Series 1997 R, AMT,
	Insured: AMBAC,
	LOC: DEPFA Bank PLC
	3.800% 11/01/31(a)	6,355,000	6,355,000
UT Housing Corp.
	Multi-Family Revenue,
	BP-UT 2 LLC,
	Series 2004 A, AMT,
	LOC: Citibank N.A.
	3.820% 07/01/35(a)	9,000,000	9,000,000
UT Salt Lake City Industrial Development Revenue
	Spring Air Project,
	Series 2003, AMT,
	3.870% 07/01/23(a)	3,275,000	3,275,000
UT Tooele City Industrial Development Revenue
	Conestoga Wood Specialists,
	Series 2007, AMT,
	LOC: Wachovia Bank N.A.
	3.880% 04/01/27(a)	10,000,000	10,000,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTAH – (continued)
	Encon Utah Project,
	Series 2002 A, AMT,
	LOC: U.S. Bank N.A.
	3.890% 10/01/22(a)	3,100,000	3,100,000
UT Water Finance Agency Revenue
	Series 2005 A-14,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.810% 10/01/35(a)	8,100,000	8,100,000
UT West Jordan Industrial Development Revenue
	Vesper Corp.,
	Series 1994 A, AMT,
	LOC: PNC Bank
	3.930% 04/01/14(a)	5,000,000	5,000,000
UTAH TOTAL			44,830,000
VERMONT – 0.5%
VT Economic Development Authority
	Alpine Pipeline Co.,
	Series 1999 A, AMT,
	LOC: KeyBank N.A.
	3.910% 12/01/20(a)	1,145,000	1,145,000
VT Educational & Health Buildings Financing Agency
	Gifford Medical Center,
	Series 2006 A,
	LOC: KeyBank N.A.
	3.900% 10/01/36(a)	6,860,000	6,860,000
VT Housing Finance Agency
	Series 2005 23, AMT,
	Insured: FSA,
	SPA: DEPFA Bank PLC
	3.800% 11/01/34(a)	14,300,000	14,300,000
	Series 2006, AMT,
	Insured: FSA,
	LIQ FAC: JPMorgan Chase Bank
	3.860% 11/01/09(a)	4,525,000	4,525,000
VT Industrial Development Authority
	Ryegate Wood Energy Company,
	Series 1990, AMT,
	LOC: ABN AMRO Bank N.V.
	3.830% 12/01/15(a)	10,600,000	10,600,000
VERMONT TOTAL			37,430,000
VIRGINIA – 1.0%
VA Chesapeake Economic Development Authority
	Tidewater Fibre Corp.,
	Series 2005, AMT,
	LOC: Wachovia Bank N.A.
	3.860% 12/01/14(a)	11,700,000	11,700,000
VA Fredericksburg Industrial Development Authority Multi-Family Housing Revenue
	Forest Village Apartments Project,
	Series 2001 A-1, AMT,
	LOC: SunTrust Bank
	3.810% 01/01/33(a)	4,500,000	4,500,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
VIRGINIA – (continued)
VA Henrico County Economic Development Authority
	White Oak Semiconductor,
	Series 2000, AMT,
	LOC: Citibank N.A.
	3.840% 10/01/27(a)	22,238,000	22,238,000
VA Morgan Keegan Municipal Products, Inc.
	Series 2005 C, AMT,
	LIQ FAC: BNP Paribas
	3.860% 12/01/10(a)	13,310,000	13,310,000
VA Port Authority Facility Revenue
	Series 2006 A, AMT,
	Insured: FGIC,
	LIQ FAC: Citibank N.A.
	3.860% 07/01/36(a)	5,940,000	5,940,000
VA Prince William County Industrial Development Revenue
	Dale Scott Corp. Project,
	Series 2001, AMT,
	LOC: First Union National Bank
	3.860% 12/01/21(a)	7,950,000	7,950,000
VA Richmond Redevelopment & Housing Authority
	Series 1989 10B, AMT,
	GIC: Transamerica Occidental Life Insurance Co.
	3.870% 10/01/29(a)	3,415,000	3,415,000
	Series 1989 7A, AMT,
	GIC: Transamerica Occidental Life Insurance Co.
	3.870% 10/01/29(a)	4,935,000	4,935,000
VA Westmoreland County Industrial Development Revenue
	Economic Development Revenue,
	Second Development LLC Project,
	Series 2003, AMT,
	LOC: Wells Fargo Bank N.A.
	3.910% 08/01/19(a)	3,500,000	3,500,000
VIRGINIA TOTAL			77,488,000
WASHINGTON – 3.0%
WA Economic Development Finance Authority
	Four Corners Capital LLC,
	Series 2005 G, AMT,
	LOC: General Electric Capital Corp.
	3.820% 01/01/26(a)(b)	7,155,000	7,155,000
	RMI Investors LLC,
	Series 2001, AMT,
	LOC: Wells Fargo Bank N.A.
	3.860% 08/01/26(a)	3,585,000	3,585,000
WA Health Care Facilities Authority
	Multi-Care Health System,
	Series 2007 D,
	Insured: FSA,
	SPA: U.S. Bank N.A.
	3.900% 08/15/41(a)	8,700,000	8,700,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
WA Housing Finance Commission
	Multi-Family Housing Revenue:
	Inglebrook Court Project,
	Series 1995, AMT,
	3.820% 07/01/25(a)	8,300,000	8,300,000
	Mallard Lakes Apartment Projects,
	Series 2002 A, AMT,
	3.820% 05/15/35(a)	13,600,000	13,600,000
	MWSH Arlington LLC,
	Series 2003, AMT,
	LOC: Washington Trust Bank
	3.910% 11/01/36(a)	1,300,000	1,300,000
	Pacific Inn Apartments Project,
	Series 1996 A, AMT,
	LOC: US Bank N.A.
	3.890% 05/01/28(a)	1,350,000	1,350,000
	Series 2005 A, AMT,
	Insured: FNMA
	3.820% 09/15/39(a)	15,570,000	15,570,000
	Sherwood Springs Apartments Project,
	Series 1997 A, AMT,
	LOC: US Bank N.A.
	3.890% 09/01/27(a)	2,000,000	2,000,000
	Sisters of Providence Project,
	Series 1995, AMT,
	LOC US Bank N.A.
	3.970% 12/01/15(a)	1,715,000	1,715,000
	Multi-Family Revenue:
	Lake City Senior Housing Associates,
	Series 2006, AMT,
	Insured: FHLMC
	3.840% 07/01/39(a)	4,000,000	4,000,000
	Twin Ponds Apartments LP,
	Series 1998 A, AMT,
	LOC: U.S. Bank N.A.
	3.830% 02/01/28(a)	3,515,000	3,515,000
WA King County Housing Authority
	Auburn North Associates,
	Series 1997, AMT,
	Insured: FNMA,
	3.820% 12/01/27(a)	3,370,000	3,370,000
WA Pierce County Economic Development
	McFarland Cascade Project,
	Series 1996, AMT,
	LOC: US Bank N.A.
	3.890% 12/01/17(a)	2,000,000	2,000,000
WA Port Bellingham Industrial Development Corp.
	BP West Coast Products LLC:
	Series 2001, AMT,
	3.940% 12/01/33(a)	23,000,000	23,000,000
	Series 2002, AMT,
	3.940% 12/01/33(a)	20,000,000	20,000,000
	Series 2003, AMT,
	3.940% 03/01/38(a)	22,025,000	22,025,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
WA Port Tacoma
	Series 2006, AMT,
	Insured: XLCA,
	SPA: Banco Bilbao Vizcaya
	3.920% 12/01/36(a)	35,670,000	35,670,000
WA Public Power Supply Systems No. 3
	Series 1998 3A,
	Insured: MBIA,
	SPA: Dexia Credit Local
	3.800% 07/01/18(a)	15,255,000	15,255,000
WA Seattle Housing Authority Revenue
	Rainier Vista Project, Phase I,
	Series 2003, AMT,
	LOC: KeyBank N.A.
	3.870% 12/01/36(a)	22,100,000	22,100,000
	Series 2007, AMT,
	LOC: KeyBank N.A.
	3.840% 03/01/39(a)	11,500,000	11,500,000
WA Yakima County Public Corp.
	Oord Dairy,
	Series 2004, AMT,
	LOC: KeyBank N.A.
	3.910% 04/01/18(a)	4,415,000	4,415,000
WASHINGTON TOTAL			230,125,000
WEST VIRGINIA – 0.9%
WV Beckley Revenue Refunding
	Beckley Water Co.,
	Series 2003, AMT,
	LOC: Bank One West Virginia
	3.890% 10/01/16(a)	6,795,000	6,795,000
WV Marion County Commission Solid Waste Disposal Revenue
	Grantown Project,
	Series 1990 C, AMT,
	LOC: National Westminster
	3.820% 10/01/17(a)	1,100,000	1,100,000
WV Marion County County Commission Solid Waste Disposal Revenue
	American Bituminous Power,
	Series 1990, AMT,
	LOC: Deutsche Bank A.G.
	3.850% 10/01/17(a)	14,600,000	14,600,000
WV Pleasants County Commission Industrial Development Revenue
	Simex, Inc.,
	Series 1999, AMT,
	LOC: PNC Bank N.A.
	3.880% 12/01/19(a)	7,055,000	7,055,000
WV Putnam County Solid Waste Disposal Revenue
	FMC Corp.,
	Series 1991, AMT,
	LOC: Wachovia Bank N.A.
	3.930% 05/01/21(a)	1,530,000	1,530,000
	Toyota Motor Credit Corp.,
	Series 1998 A, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
WEST VIRGINIA – (continued)
	3.850% 06/01/28(a)	40,000,000	40,000,000
WEST VIRGINIA TOTAL			71,080,000
WISCONSIN – 0.4%
WI Caledonia Industrial Development Revenue
	Caledonia Properties LLC,
	Series 1998,AMT,
	LOC: Fifth Third Bank N.A.
	3.960% 12/01/18(a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
	Series 2003, AMT,
	LOC: Fifth Third Bank
	3.960% 04/01/33(a)	1,200,000	1,200,000
WI Housing & Economic Development Authority
	Single Family Revenue,
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	3.880% 04/01/46(a)	8,325,000	8,325,000
WI Kenosha Industrial Development Revenue
	Monarch Plastics, Inc.,
	Series 1994, AMT,
	LOC: JPMorgan Chase Bank
	4.280% 12/01/09(a)	525,000	525,000
WI Manitowoc Industrial Development Revenue
	Greystone Realty LLC,
	Series 1998, AMT,
	LOC: JPMorgan Chase & Co.
	4.130% 05/01/15(a)	685,000	685,000
WI Menomonee Falls Industrial Development Revenue
	Series 1994, AMT,
	LOC: Bank One Milwaukee N.A.
	4.130% 09/01/14(a)	2,450,000	2,450,000
WI Oconomowoc Community Development Authority
	85 Oconomowoc LLC,
	Series 2004, AMT,
	LOC: LaSalle Bank N.A.
	3.840% 12/01/44(a)	1,500,000	1,500,000
WI Oconto Industrial Development Revenue
	Unlimited Services of Wisconsin,
	Series 2000, AMT,
	LOC: Bank One Wisconsin
	3.990% 11/01/12(a)	1,000,000	1,000,000
WI Park Falls Industrial Development Revenue
	Shield Brothers, Inc.,
	Series 2000, AMT,
	LOC: Bank One Wisconsin
	3.890% 08/01/20(a)	700,000	700,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
WISCONSIN – (continued)
WI Pewaukee Industrial Development
	Gunner Press & Finishing,
	Series 2000, AMT,
	LOC: Bank One Wisconsin
	4.130% 09/01/20(a)	1,855,000	1,855,000
	Mixer Systems, Inc.,
	Series 2000, AMT,
	LOC: JPMorgan Chase & Co.
	4.130% 09/01/20(a)	1,775,000	1,775,000
WI Saukville Village Community Industrial Development Authority
	Calibre, Inc.,
	Series 2004, AMT,
	LOC: U.S. Bank N.A.
	3.890% 09/01/29(a)	1,625,000	1,625,000
WI Sheboygan Industrial Development Revenue
	SBCO Foods of Wisconsin,
	Series 2002, AMT,
	LOC: National Bank & Trust
	4.130% 08/01/12(a)	2,170,000	2,170,000
WI Whitewater Industrial Development Revenue
	Husco International, Inc.,
	Series 1997, AMT,
	LOC: LaSalle Bank
	3.850% 12/01/12(a)	3,500,000	3,500,000
WISCONSIN TOTAL			28,810,000
WYOMING – 1.9%
WY Campbell County Industrial Development Revenue
	Series 2005 B, AMT
	3.800% 12/01/35(a)	41,180,000	41,180,000
	Series 2006, AMT,
	3.800% 12/01/36(a)	30,000,000	30,000,000
	Two Elk Power Generation Partners,
	Series 2003, AMT,
	3.800% 12/01/30(a)	40,000,000	40,000,000
WY Community Development Authority
	Series 2007, AMT
	LIQ FAC: Lloyds TSB Bank PLC
	GIC: Citigroup Financial Products
	3.850% 02/01/10(a)	19,995,000	19,995,000
WY Lincoln County Pollution Control Revenue
	Exxon Capital Ventures,
	Series 1987 C, AMT,
	3.920% 07/01/17(a)	3,915,000	3,915,000
WY Sweetwater County Environmental Improvement Revenue
	Pacificorp,
	Series 1995, AMT,
	LOC: Barclays Bank PLC

		Par ($)	Value ($)
Municipal Bonds – (continued)
WYOMING – (continued)
	3.960% 11/01/25(a)	6,700,000	6,700,000
WYOMING TOTAL			141,790,000

	Total Municipal Bonds (cost of $7,187,018,678)		7,187,018,678
Asset-Backed Securities – 1.9%
Non-Profit Preferred Funding Trust I
	3.870% 09/15/37(a)	8,915,000	8,915,000
	3.890% 09/15/37(a)	40,000,000	40,000,000
TEBS Tax Exempt Multifamily Housing Certificates
	AMT,
	3.890% 07/10/19(a)	99,840,000	99,840,000

	Total Asset-Backed Securities (cost of $148,755,000)		148,755,000

		Shares
Municipal Preferred Stock – 1.4%
Munimae TE Bond Subsidiary LLC
	3.870% 11/15/25(a)	30,885,000	30,885,000
	3.890% 11/15/27(a)	76,975,000	76,975,000

	Total Municipal Preferred Stock (cost of $107,860,000)		107,860,000

		Par ($)
Short-Term Obligations – 1.8%
VARIABLE RATE DEMAND NOTES – 1.8%
Puttable Floating Option Tax-Exempt Receipts
	Series 2005, AMT,
	SPA: Merrill Lynch Capital Services
	3.890% 05/01/32(a)	50,340,000	50,340,000
	Series 2005,
	LIQ FAC: Merrill Lynch Capital Services
	3.830% 09/01/31(a)	6,040,000	6,040,000
	Series 2006 A,
	SPA: Merrill Lynch Capital Services:
	3.840% 10/01/39(a)	48,420,000	48,420,000
	3.860% 10/01/37(a)	15,000,000	15,000,000
	Series 2007,
	3.720% 08/15/22(a)	9,085,000	9,085,000
	Series 2007, AMT,
	LIQ FAC: Landesbank Hessen-Thurigen
	3.890% 04/01/46(a)	9,445,000	9,445,000
VARIABLE RATE DEMAND NOTES TOTAL			138,330,000

	Total Short-Term Obligations (cost of $138,330,000)		138,330,000

Total Investments – 99.0% (cost of $7,581,963,678)(c)	7,581,963,678

Other Assets & Liabilities, Net – 1.0%	73,539,935

Net Assets – 100.0%	7,655,503,613

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees. Investments in other investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)

This security, under Rule 144A under the Securities Act of 1933, is restricted to resale normally to qualified institutional buyers. At May 31, 2007, the value of this security represents 0.1% of net assets.

(c)	Cost for federal income tax purposes is $7,581,963,678.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Money Market Reserves

		Par ($)	Value ($)*
Corporate Bonds – 32.2%
Alliance & Leicester PLC
	5.330% 05/07/08(a)(b)	125,000,000	125,000,000
American Express Credit Corp.
	5.420% 03/05/08(a)	50,000,000	50,000,000
Atlas Capital Funding Corp.
	5.310% 10/25/07(a)(b)	70,000,000	70,000,000
	5.350% 07/16/07(a)(b)	75,000,000	75,000,266
Axon Financial Funding LLC
	5.330% 05/02/08(a)(b)	100,000,000	99,990,820
	5.340% 04/04/08(a)(b)	135,000,000	135,000,000
	5.340% 04/15/08(a)(b)	50,000,000	50,000,000
BNP Paribas
	5.305% 09/26/07(a)	100,000,000	99,992,143
	5.320% 03/14/08(a)	116,000,000	116,000,000
Carrera Capital Finance LLC
	5.300% 11/26/07(a)(b)	30,000,000	30,000,000
	5.310% 08/24/07(a)(b)	50,000,000	50,000,000
	5.313% 09/28/07(a)(b)	100,000,000	100,000,000
	5.326% 12/06/07(a)(b)	25,000,000	25,000,000
	5.340% 12/12/07(a)(b)	40,000,000	40,000,000
Cheyne Finance LLC
	5.315% 04/11/08(a)(b)	50,000,000	49,990,157
	5.325% 10/25/07(a)(b)	25,000,000	24,999,000
Cullinan Finance Corp.
	5.320% 10/15/07(a)(b)	100,000,000	99,996,264
	5.320% 10/24/07(a)(b)	100,000,000	99,996,224
	5.320% 11/15/07(a)(b)	150,000,000	149,993,137
	5.320% 12/03/07(a)(b)	125,000,000	124,987,615
	5.320% 12/06/07(a)(b)	75,000,000	74,992,479
	5.320% 03/25/08(a)(b)	200,000,000	199,951,413
Fifth Third Bancorp
	5.320% 05/22/08(a)(b)	20,000,000	20,000,000
General Electric Capital Corp.
	5.445% 10/17/07(a)	50,000,000	50,000,118
Goldman Sachs Group, Inc.
	5.380% 09/13/07(a)(b)(c)	140,000,000	140,000,000
	5.380% 09/21/07(a)(b)(c)	70,000,000	70,000,000
	5.380% 04/14/08(a)	250,000,000	250,000,000
Gulf Gate Apartments LLC
	LOC: Wells Fargo Bank N.A.
	5.400% 09/01/28(a)	2,000,000	2,000,000

1

		Par ($)	Value ($)*
Corporate Bonds – (continued)
Harrier Finance Funding LLC
	5.315% 10/12/07(a)(b)	100,000,000	99,994,519
	5.320% 11/15/07(a)(b)	75,000,000	74,996,568
HBOS Treasury Services PLC
	5.390% 04/30/08(a)(b)	20,000,000	20,000,000
K2 (USA) LLC
	5.320% 10/25/07(a)(b)	200,000,000	199,988,200
Kestrel Funding U.S. LLC
	5.290% 09/20/07(a)(b)	100,000,000	99,996,959
	5.330% 07/26/07(a)(b)	100,000,000	100,000,000
Links Finance LLC
	5.270% 08/16/07(b)(d)	55,000,000	54,388,094
Merrill Lynch & Co., Inc.
	5.330% 05/15/08(a)	125,000,000	125,000,000
Morgan Stanley
	5.480% 07/27/07(a)	133,851,000	133,879,109
Morgan Stanley Asset Funding, Inc.
	5.463% 04/07/08(a)(c)	400,000,000	400,000,000
Natixis NY
	5.330% 05/15/08(a)(b)	125,000,000	125,000,000
	5.347% 03/07/08(a)(b)	265,000,000	265,000,000
Northern Rock PLC
	5.485% 10/19/07(a)(b)	54,950,000	54,978,607
Sedna Finance, Inc.
	5.325% 09/28/07(a)(b)	145,000,000	145,000,000
	5.325% 12/07/07(a)(b)	125,000,000	124,996,755
Stanfield Victoria Funding LLC
	5.310% 09/17/07(a)(b)	197,000,000	196,988,405
	5.325% 12/17/07(a)(b)	200,000,000	199,983,358
Suncoast Beverage Sales LP
	LOC: Wachovia Bank N.A.
	5.320% 06/01/16(a)	3,100,000	3,100,000
Tango Finance Corp.
	5.320% 10/15/07(a)(b)	75,000,000	74,997,198
	5.320% 11/19/07(a)(b)	80,000,000	79,996,242
	5.370% 11/20/07(a)(b)	50,000,000	50,008,731
Unicredito Italiano Bank Ireland
	5.330% 05/14/08(a)(b)	100,000,000	100,000,000
Wells Fargo & Co.
	5.330% 05/14/08(a)(b)	25,000,000	25,000,000

2

		Par ($)	Value ($)*
Corporate Bonds – (continued)
Westpac Banking Corp.
	5.340% 04/11/08(a)(b)	400,000,000	400,000,000
Whistlejacket Capital LLC
	5.310% 03/25/08(a)(b)	50,000,000	49,987,853
	5.320% 10/16/07(a)(b)	95,000,000	94,992,990
	5.320% 11/01/07(a)(b)	35,000,000	34,996,895
	5.320% 11/21/07(a)(b)	49,000,000	48,997,678
	5.320% 12/07/07(a)(b)	100,000,000	99,990,574
	5.320% 12/11/07(a)(b)	57,000,000	56,993,972
White Pine Finance LLC
	5.310% 06/09/08(a)(b)	50,000,000	49,985,000
	5.320% 10/16/07(a)(b)	85,000,000	84,993,619
	5.330% 10/09/07(a)(b)	50,000,000	50,001,933
	5.330% 10/10/07(a)(b)	50,000,000	50,002,379

	Total Corporate Bonds (cost of $6,197,125,274)		6,197,125,274
Commercial Paper – 18.3%
Atlas Capital Funding Corp.
	5.335% 12/07/07(a)(b)	100,000,000	100,000,000
Axon Financial Funding LLC
	5.190% 10/11/07(b)(d)	50,000,000	49,048,500
	5.265% 06/18/07(b)(d)	25,000,000	24,937,844
CC USA, Inc.
	5.250% 08/31/07(b)(d)	75,000,000	74,004,688
Cheyne Finance LLC
	5.250% 07/12/07(b)(d)	25,000,000	24,850,521
Compass Securitization LLC
	5.300% 06/28/07(b)(d)	127,650,000	127,142,591
Concord Minutemen Capital Co. LLC
	5.280% 06/14/07(b)(d)	216,974,000	216,560,303
Curzon Funding LLC
	5.190% 11/26/07(b)(d)	107,750,000	104,984,955
	5.195% 11/29/07(b)(d)	50,000,000	48,694,035
FCAR Owner Trust I
	5.210% 07/25/07(d)	150,000,000	148,827,750
	5.220% 08/07/07(d)	170,000,000	168,348,450
	5.220% 09/14/07(d)	150,000,000	147,716,250
	5.250% 08/22/07(d)	125,000,000	123,505,208
	5.250% 08/24/07(d)	41,000,000	40,497,750
FCAR Owner Trust II
	5.200% 10/12/07(d)	100,000,000	98,078,889
	5.220% 07/25/07(d)	122,285,000	121,327,508

3

		Par ($)	Value ($)
Commercial Paper – (continued)
Giro Balanced Funding Corp.
	5.275% 06/07/07(b)(d)	200,000,000	199,824,167
	5.280% 06/20/07(b)(d)	178,403,000	177,905,850
Giro Funding US Corp.
	5.255% 07/13/07(b)(d)	150,000,000	149,080,375
Grampian Funding LLC
	5.190% 11/21/07(b)(d)	112,750,000	109,937,921
	5.205% 07/24/07(b)(d)	100,000,000	99,233,708
Greyhawk Funding LLC
	5.250% 07/12/07(b)(d)	125,000,000	124,252,604
	5.275% 06/08/07(b)(d)	290,000,000	289,702,549
	5.280% 06/14/07(b)(d)	84,500,000	84,338,887
	5.280% 06/21/07(b)(d)	150,000,000	149,560,000
Klio Funding Corp.
	5.250% 07/24/07(b)(d)	78,678,000	78,069,885
Klio II Funding Corp.
	5.250% 07/20/07(b)(d)	158,982,000	157,845,941
Klio III Funding Corp.
	5.250% 07/20/07(b)(d)	101,312,000	100,588,041
Solitaire Funding LLC
	5.250% 08/29/07(b)(d)	75,000,000	74,026,562
Victory Receivables Corp.
	5.280% 06/18/07(b)(d)	48,276,000	48,155,632
	5.280% 06/19/07(b)(d)	65,307,000	65,134,590

	Total Commercial Paper (cost of $3,526,181,954)		3,526,181,954
Extendible Commercial Notes – 15.9%
Brahms Funding Corp.
	5.280% 06/12/07(b)(d)	51,498,000	51,414,917
Citibank Credit Card Master Trust
	5.250% 08/24/07(b)(d)	198,250,000	195,821,437
Georgetown Funding Co. LLC
	5.300% 06/25/07(b)(d)	431,951,000	430,424,773
KKR Atlantic Funding Trust
	5.300% 06/27/07(b)(d)	245,250,000	244,311,237
KKR Pacific Funding Trust
	5.300% 06/27/07(b)(d)	171,000,000	170,345,450
Ormond Quay Funding LLC
	5.280% 06/21/07(b)(d)	75,000,000	74,780,000
	5.280% 07/17/07(a)(b)	475,000,000	474,981,248
	5.280% 08/30/07(a)(b)	300,000,000	299,977,978

4

		Par ($)	Value ($)
Extendible Commercial Notes – (continued)
Sandlot Funding LLC
	5.270% 07/25/07(b)(d)	200,000,000	198,419,000
Thornburg Mortgage Capital Resources LLC
	5.290% 06/04/07(b)(d)	87,000,000	86,961,648
	5.290% 06/13/07(b)(d)	90,000,000	89,841,300
	5.300% 06/19/07(b)(d)	95,000,000	94,748,250
	5.300% 06/28/07(b)(d)	239,300,000	238,348,782
	5.300% 06/29/07(b)(d)	188,250,000	187,473,992
	5.300% 07/02/07(b)(d)	150,000,000	149,315,417
	5.310% 07/02/07(b)(d)	61,504,000	61,222,773

	Total Extendible Commercial Notes (cost of $3,048,388,202)		3,048,388,202
Certificates of Deposit – 13.5%
ABN AMRO Bank NV
	5.380% 06/13/07(a)	100,000,000	100,000,000
Bank of Montreal
	5.330% 11/20/07	215,000,000	215,000,000
Bank of Tokyo Mitsubishi Ltd. NY
	5.350% 08/28/07	200,000,000	200,000,000
Barclays Bank PLC NY
	5.450% 06/12/07	191,000,000	191,000,000
	5.500% 06/18/07	72,000,000	72,000,000
Calyon NY
	5.306% 09/26/07(a)	220,000,000	219,983,421
Canadian Imperial Bank of Commerce NY
	5.410% 03/17/08(a)	50,000,000	50,000,000
Credit Agricole SA
	5.330% 11/26/07	150,000,000	150,000,000
	5.520% 06/18/07	72,000,000	72,000,000
Credit Suisse NY
	5.420% 12/04/07	125,000,000	125,000,000
	5.420% 01/16/08	239,000,000	239,000,000
Deutsche Bank AG NY
	5.400% 11/21/07	116,000,000	116,000,000
Natixis NY
	5.410% 08/13/07(a)	205,000,000	205,000,000
Royal Bank of Canada NY
	5.370% 05/09/08(a)	15,000,000	15,000,000
Societe Generale
	5.335% 07/16/07	326,000,000	326,000,000
	5.500% 06/18/07	72,000,000	72,000,000

5

		Par ($)	Value ($)
Certificates of Deposit – (continued)
Swedbank AB NY
	5.310% 09/17/07(a)	228,000,000	227,983,595

	Total Certificates of Deposit (cost of $2,595,967,016)		2,595,967,016
Time Deposit – 7.3%
Deutsche Bank AG
	5.250% 06/01/07	1,033,744,000	1,033,744,000
Societe Generale
	5.320% 06/01/07	363,000,000	363,000,000

	Total Time Deposit (cost of $1,396,744,000)		1,396,744,000
Asset-Backed Securities – 6.3%
Davis Square Funding Ltd.
	5.390% 10/16/38(a)(b)(c)	42,500,000	42,500,000
Granite Master Issuer PLC
	5.290% 08/20/54(a)(b)	250,000,000	250,000,000
Holmes Financing PLC
	5.290% 07/15/07(a)(b)	405,000,000	405,000,000
Paragon Mortgages PLC
	5.300% 06/15/41(a)(b)	159,884,743	159,884,743
	5.310% 01/15/39(a)(b)	288,436,770	288,436,770
	5.310% 10/15/41(a)(b)	69,167,453	69,167,453

	Total Asset-Backed Securities (cost of $1,214,988,966)		1,214,988,966
Funding Agreements – 1.1%
Genworth Life Funding Agreement
	5.430% 06/08/07(a)(c)	50,000,000	50,000,000
	5.430% 04/05/08(a)	75,000,000	75,000,000
Metropolitan Life Insurance Co.
	5.426% 05/12/08(a)(c)	80,000,000	80,000,000

	Total Funding Agreements (cost of $205,000,000)		205,000,000
Municipal Bonds – 0.9%
CALIFORNIA – 0.0%
CA San Jose Financing Authority Lease Revenue
	Series 2000 C,
	Insured: MBIA,
	SPA: Morgan Guaranty Trust
	5.300% 12/01/24(a)	4,900,000	4,900,000
CALIFORNIA TOTAL			4,900,000
FLORIDA – 0.7%
FL Hurricane Catastrophe Fund
	Series 2006 B,

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
	5.330% 08/15/07(a)	137,000,000	137,001,290
FLORIDA TOTAL			137,001,290
NEW HAMPSHIRE – 0.1%
NH Business Finance Authority
	Series 2002 B,
	SPA: Bank of New York
	5.370% 11/01/20(a)	7,789,000	7,789,000
NEW HAMPSHIRE TOTAL			7,789,000
TEXAS – 0.1%
TX State
	Series 1997 B-2,
	SPA: DEPFA Bank PLC
	5.300% 12/01/29(a)	9,785,000	9,785,000
	Series 2003,
	SPA: State Street Bank & Trust Co.
	5.320% 12/01/23(a)	9,050,000	9,050,000
TEXAS TOTAL			18,835,000

	Total Municipal Bonds (cost of $168,525,290)		168,525,290
Repurchase Agreements – 1.9%
	Repurchase agreement with Barclays Capital, dated 05/31/07, due on 06/01/07, at 5.310%, collateralized by FHLMC and FNMA bonds with various maturities to 05/01/37, market value $22,680,720 (repurchase proceeds $22,239,280)	22,236,000	22,236,000
	Repurchase agreement with Goldman Sachs & Co., dated 05/31/07, due on 06/01/07, at 5.330%, collateralized by commercial paper with various maturities to 06/29/07, market value $102,000,001 (repurchase proceeds $100,014,806)	100,000,000	100,000,000
	Repurchase agreement with Salomon Smith Barney Citigroup, dated 05/31/07, due on 06/01/07, at 5.350%, collateralized by commercial paper with various maturities to 11/30/07, market value $255,000,000 (repurchase proceeds $250,037,153)	250,000,000	250,000,000

	Total Repurchase Agreements (cost of $372,236,000)		372,236,000

7

Total Investments – 97.4% (cost of $18,725,156,702)(e)	18,725,156,702

Other Assets & Liabilities, Net – 2.6%	495,807,089

Net Assets – 100.0%	19,220,963,791

Notes to Investment Portfolio:

*	Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $11,908,411,221, which represents 62.0% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Davis Square Funding Ltd.
5.390% 10/16/38	12/16/05	$42,500,000
Goldman Sachs Group, Inc.
5.380% 09/13/07	03/07/05	140,000,000
5.380% 09/21/07	06/22/06	70,000,000
		$252,500,000

(c)	Illiquid security.

(d)	The rate shown represents the discount rate at the date of purchase.

(e)	Cost for federal income tax purposes is $18,725,156,702.

Acronym	Name

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

8

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia New York Tax-Exempt Reserves

		Par ($)	Value ($)
Municipal Bonds – 96.4%
NEW YORK – 85.8%
NY Albany Industrial Development Agency
	Daughters of Sarah Housing Co., Inc.,
	Series 2001 A,
	LOC: Troy Savings Bank,
	LOC: KeyBank N.A
	3.780% 03/01/31(a)	6,760,000	6,760,000
NY Allegany County Industrial Development Agency
	Series 2004 A,
	LOC: KeyBank N.A.
	3.840% 04/01/29(a)	4,725,000	4,725,000
NY Battery Park City Authority
	Series 2003,
	LIQ FAC: Citigroup Global Markets
	3.820% 11/01/21(a)	5,235,000	5,235,000
NY Bethlehem Industrial Development Agency
	467 Delaware Avenue LLC,
	Series 2003 A, AMT,
	LOC: Hudson River Bank & Trust Co.,
	LOC: FHLB
	3.800% 09/01/33(a)	10,900,000	10,900,000
NY Clifton Park Industrial Development Agency
	Community School of Naples, Inc.,
	Series 2006,
	Insured: FHLMC
	3.730% 05/01/31(a)	4,405,000	4,405,000
NY Dormitory Authority
	Series 2005 B,
	LOC: Bayerische Landesbank
	3.800% 05/15/39(a)	2,025,000	2,025,000
NY Dutchess County Industrial Development Agency
	Marist College,
	Series 2005 A,
	LOC: Bank of New York
	3.780% 07/01/35(a)	8,810,000	8,810,000
	Trinity Pawling School Corp.,
	Series 2002,
	LOC: Allied Irish Banks PLC
	3.700% 10/01/32(a)	2,410,000	2,410,000
NY East Farmingdale Volunteer Fire Co. Income Revenue
	Series 2002,
	LOC: Citibank N.A.
	3.770% 11/01/22(a)	4,335,000	4,335,000
NY East Rochester Housing Authority Revenue
	Series 2006 A,
	LOC: Citizens Bank N.A.
	3.740% 12/01/36(a)	5,900,000	5,900,000

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Energy Research & Development Authority
	Long Island Lighting Co.,
	Series 1997 A, AMT,
	LOC: Royal Bank of Scotland
	3.800% 12/01/27(a)	7,400,000	7,400,000
NY Environmental Facilities Corp.
	Waste Management of New York LLC,
	Series 2002 B, AMT,
	LOC: JPMorgan Chase Bank
	3.810% 05/01/19(a)	1,000,000	1,000,000
NY Erie County Industrial Development Agency
	Orchard Park CCRC, Inc.,
	Series 2006 B,
	LOC: Sovereign Bank FSB,
	LOC: Citizens Bank of Rhode Island
	3.740% 11/15/36(a)	20,000,000	20,000,000
	Series 1996,
	LOC: KeyBank of New York
	3.840% 11/01/16(a)	695,000	695,000
NY Forest City New Rochelle Revenue Certificates of Trust
	FC Washington-Lincoln LLC,
	Series 2003 C,
	LOC: Wachovia Bank N.A.
	3.750% 06/01/11(a)	15,560,000	15,560,000
NY Great Neck North Water Authority
	Series 1993 A,
	Insured: FGIC
	SPA: State Street Bank & Trust Co.
	3.800% 01/01/20(a)	485,000	485,000
NY GS Pool Trust
	Series 2006, AMT,
	LIQ FAC: Goldman Sachs
	3.860% 12/01/47(a)	6,625,000	6,625,000
NY Hempstead Town Industrial Development Agency
	American REF-Fuel Co.,
	Series 1997,
	Insured: MBIA
	5.000% 12/01/07	5,925,000	5,961,865
NY Herkimer County Industrial Development Agency
	Templeton Foundation,
	Series 2000,
	LOC: KeyBank N.A.
	3.840% 12/01/14(a)	2,035,000	2,035,000
NY Housing Finance Agency
	1010 Sixth Associates LLC,
	Series 2000 A, AMT,
	Guarantor: FNMA
	3.770% 05/15/33(a)	3,150,000	3,150,000
	345 East 94th Street Associates LLC,
	Series 1999 A, AMT,
	Insured: FHLMC
	3.760% 11/01/30(a)	4,000,000	4,000,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Liberty Development Corp.
	377 Greenwich LLC,
	Series 2004,
	LOC: Wells Fargo Bank N.A.
	3.750% 12/01/39(a)	7,030,000	7,030,000
NY Metropolitan Transportation Authority
	Series 2003 A,
	Insured: MBIA,
	SPA: Citibank N.A.
	3.820% 11/15/28(a)	2,700,000	2,700,000
	Series 2005 G-2,
	LOC: BNP Paribas
	3.910% 11/01/26(a)	3,200,000	3,200,000
NY Monroe County Industrial Development Agency
	DePaul Properties, Inc.,
	Series 2006,
	LOC: KeyBank N.A.
	3.770% 06/01/26(a)	6,695,000	6,695,000
	Series 1998,
	LOC: KeyBank N.A.
	3.840% 08/01/18(a)	3,210,000	3,210,000
	St. Ann’s Nursing Home Co., Inc.,
	Series 2000,
	LOC: HSBC Bank USA
	3.780% 07/01/30(a)	3,000,000	3,000,000
	St. Ann’s Nursing Home for the Aged,
	Series 2000,
	LOC: HSBC Bank USA
	3.780% 07/01/30(a)	395,000	395,000
NY Municipal Securities Trust Certificates
	Series 2007 A,
	Insured: MBIA,
	LIQ FAC: Branch Banking & Trust
	3.790% 10/26/09(a)	10,340,000	10,340,000
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.820% 06/01/46(a)	2,000,000	2,000,000
NY New Rochelle Municipal Housing Authority
	Multi-Family Housing Mortgage Revenue,
	New Rochelle Sound Shore,
	Series 2005 A,
	Guarantor: FNMA
	3.700% 12/15/35(a)	1,235,000	1,235,000
NY New York City
	3.670% 06/06/07	5,000,000	5,000,000
NY New York City Housing Development Corp.
	Armory Place LLC,
	Series 2003 A, AMT,
	Guarantor: FNMA
	3.850% 03/15/33(a)	2,020,000	2,020,000
	Series 2005 A, AMT,
	Guarantor: FNMA
	3.880% 11/15/35(a)	5,000,000	5,000,000

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY New York City Industrial Development Agency
	Abigail Press, Inc.,
	Series 2002, AMT,
	LOC: JPMorgan Chase Bank
	4.080% 12/01/18(a)	300	300
	Allen-Stevenson School,
	Series 2004,
	LOC: Allied Irish Bank PLC
	3.790% 12/01/34(a)	970,000	970,000
	Korean Airlines Co.,
	Series 1997 A, AMT,
	LOC: HSBC Bank USA
	3.770% 11/01/24(a)	7,280,000	7,280,000
NY New York City Municipal Water Finance Authority
	Series 2005 AA-1,
	3.860% 06/15/32(a)	7,625,000	7,625,000
NY New York City Transitional Finance Authority
	Series 1998 C,
	SPA: Bayerische Landesbank
	3.890% 05/01/28(a)	13,480,000	13,480,000
	Series 2002 1C,
	LIQ FAC: JPMorgan Chase Bank
	3.890% 11/01/22(a)	6,515,000	6,515,000
	Series 2002 3-H,
	SPA: Royal Bank of Canada
	3.890% 11/01/22(a)	2,810,000	2,810,000
	Series 2007 Class A,
	Insured: FGIC,
	LIQ FAC: Landesbank Hessen-Thuringen
	3.800% 01/15/37(a)	9,000,000	9,000,000
NY New York City
	Series 2004 C-3,
	Insured: CIFG,
	SPA: DEPFA Bank PLC
	3.740% 08/15/29(a)	20,070,000	20,070,000
NY Newburgh Industrial Development Agency
	Multi-Family Housing Revenue,
	Series 2005, AMT,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.870% 07/01/41(a)	965,000	965,000
NY Onondaga County Industrial Development Agency
	General Super Plating Co., Inc.,
	Series 2005, AMT,
	LOC: Citizens Bank
	3.910% 04/01/25(a)	2,095,000	2,095,000

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Port Authority of New York & New Jersey
	Series 2003, AMT,
	Insured: AMBAC,
	LIQ FAC: Citibank N.A.
	3.840% 12/15/32(a)	220,000	220,000
NY Power Authority
	Series 1985,
	LIQ FAC: Dexia Credit Local
	3.650% 03/01/16(a)	3,000,000	3,000,000
NY Riverhead Industrial Development Authority
	Central Suffolk Hospital,
	Series 2006 A,
	LOC: HSBC Bank USA N.A.
	3.730% 07/01/31(a)	7,000,000	7,000,000
NY Rockland County
	Series 2007,
	4.000% 12/20/07	10,000,000	10,016,558
NY St. Lawrence County Industrial Development Agency
	Claxton-Hepburn Medical Center,
	Series 2006 C,
	LOC: KeyBank N.A.
	3.780% 12/01/31(a)	3,935,000	3,935,000
NY State
	Series 2000 B,
	LOC: Dexia Credit Local
	3.580% 03/15/30(a)	7,200,000	7,199,500
NY Suffolk County Industrial Development Agency
	The St. Francis Monastery,
	Series 2006,
	LOC: Sovereign Bank FSB
	3.750% 12/01/36(a)	1,500,000	1,500,000
NY Syracuse Industrial Development Agency
	Byrne Dairy, Inc.,
	Series 1988, AMT,
	LOC: Chase Manhattan Bank
	4.130% 08/01/08(a)	3,900,000	3,900,000
	Series 2007, AMT,
	Insured: XLCA,
	LIQ FAC: Morgan Stanley
	3.850% 01/01/36(a)	5,000,000	5,000,000
NY Thruway Authority
	Series 2005 PT-3216,
	Insured: FSA,
	SPA: DEPFA Bank PLC
	3.790% 01/01/32(a)	345,000	345,000
	Series 2005,
	Insured: FSA,
	LIQ FAC: Citigroup Global Markets
	3.810% 01/01/24(a)	995,000	995,000
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: Citibank N.A.
	3.810% 04/01/25(a)	2,935,000	2,935,000

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Tobacco Settlement Financing Corp.
	Series 2004 PT-972,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.700% 08/12/11(a)(b)	8,995,000	8,995,000
NY Tompkins County Industrial Development Agency Revenue
	Care Community Kendal Ithaca,
	Series 2000,
	LOC: Wachovia Bank N.A.
	3.820% 06/01/25(a)	1,415,000	1,415,000
NY TSASC, Inc.
	Series 2006,
	SPA: Merrill Lynch Capital Services,
	GTY AGMT: Merrill Lynch & Co.
	3.820% 06/01/42(a)	2,000,000	2,000,000
NY Westchester County Industrial Development
	Westchester Jewish Project,
	Series 1998,
	LOC: Chase Manhattan Bank
	4.080% 10/01/28(a)	945,000	945,000
NEW YORK TOTAL			304,453,223
PUERTO RICO – 10.6%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2007,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	3.820% 12/27/08(a)	10,000,000	10,000,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	3.750% 07/01/20(a)	1,950,000	1,950,000
	Series 2006-219,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.750% 07/01/18(a)	3,500,000	3,500,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.750% 07/01/24(a)	4,890,000	4,890,000
PR Commonwealth of Puerto Rico Municipal Securities Trust Certificates
	Series 2000 Class A,
	LIQ FAC: Bear Stearns Capital Markets
	3.760% 07/05/09(a)(c)	6,000,000	6,000,000

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
PR Commonwealth of Puerto Rico
	Reset Optional Certificates Trust II-R,
	Series 2006,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	3.820% 09/03/09(a)	4,000,000	4,000,000
	Series 2001,
	Insured: FSA,
	LIQ FAC: Bank of New York
	3.770% 07/01/27(a)	2,500,000	2,500,000
	Series 2006:
	4.500% 07/30/07	4,260,000	4,265,508
	LIQ FAC: Goldman Sachs,
	GTY AGMT: Goldman Sachs & Co.
	3.790% 07/01/35(a)	640,000	640,000
PUERTO RICO TOTAL			37,745,508

	Total Municipal Bonds (cost of $342,198,731)		342,198,731
Short-Term Obligation – 3.1%
VARIABLE RATE DEMAND NOTE – 3.1%
Puttable Floating Option Tax-Exempt Receipts
	Series 2007,
	Insured: MBIA,
	LIQ FAC: Dexia Credit Local
	3.690% 03/15/24(a)(b)	11,000,000	11,000,000

	Total Short-Term Obligation (cost of $11,000,000)		11,000,000

	Total Investments – 99.5% (cost of $353,198,731)(d)		353,198,731

	Other Assets & Liabilities, Net – 0.5%		1,705,417

	Net Assets – 100.0%		354,904,148

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)	Illiquid security.

7

(c)

The security, under Rule 144A under the Securities Act of 1933, is restricted to resale normally to qualified institutional buyers. At May 31, 2007, the value of this security represents 1.7% of net assets.

(d)	Cost for federal income tax purposes is $353,198,731.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

8

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Government Plus Reserves

		Par ($)	Value ($)
Government & Agency Obligations – 57.1%
U.S. GOVERNMENT AGENCIES – 57.1%
Federal Farm Credit Bank
	3.510% 12/28/07	406,000	401,896
	3.800% 09/07/07	56,000	55,759
	5.210% 12/28/07(a)	6,000,000	5,999,538
	5.250% 10/26/07(a)	10,000,000	10,000,000
	6.760% 09/27/07	25,000	25,100
Federal Home Loan Bank
	2.450% 09/26/07	10,000	9,906
	2.450% 12/28/07	250,000	246,003
	3.000% 09/07/07	500,000	496,852
	3.000% 12/28/07	400,000	394,847
	3.020% 04/22/08(b)	875,000	857,259
	3.040% 10/30/07	220,000	217,967
	3.210% 07/30/07	250,000	249,145
	3.300% 12/28/07	825,000	815,393
	3.350% 09/14/07	250,000	248,563
	3.375% 10/05/07	1,000,000	993,509
	3.390% 10/30/07	100,000	99,217
	3.500% 09/07/07	180,000	179,100
	3.500% 09/14/07	300,000	298,396
	3.590% 09/10/07	250,000	248,769
	3.600% 10/19/07	500,000	496,688
	3.610% 11/13/07	1,000,000	992,428
	3.700% 12/14/07	1,000,000	991,379
	3.720% 11/14/07	100,000	99,280
	3.875% 09/14/07	100,000	99,571
	4.000% 12/04/07	400,000	397,207
	4.000% 04/25/08(a)	375,000	370,611
	4.250% 09/14/07	500,000	498,327
	4.250% 09/26/07	100,000	99,641
	4.260% 09/28/07	25,000	24,904
	4.625% 07/18/07	150,000	149,856
	5.000% 09/14/07(a)	125,000	124,831
	5.000% 11/23/07	1,060,000	1,058,578
	5.150% 09/28/07	35,000	34,956
	5.190% 04/04/08(a)	30,000,000	29,988,939
	5.195% 10/24/08(a)	3,000,000	2,998,772
	5.196% 10/30/08(a)	30,000,000	29,995,895
	5.206% 10/16/08(a)	50,000,000	49,986,303
	5.250% 09/20/07	10,000	9,993

1

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	5.250% 11/01/07	10,000,000	9,999,164
	5.250% 12/21/07	100,000	99,924
	5.380% 04/09/08	15,000,000	15,000,000
Federal Home Loan Mortgage Corp.
	3.000% 09/18/07	386,000	383,312
	3.170% 09/28/07	100,000	99,293
	3.750% 11/23/07	1,000,000	992,586
	4.500% 08/22/07	176,000	175,657
	5.170% 03/26/08(a)	37,590,000	37,577,732
	5.173% 09/27/07(a)	13,800,000	13,798,980
	5.215% 07/06/07(a)	35,000,000	34,998,686
	5.220% 06/19/07(a)	8,225,000	8,224,980
Federal National Mortgage Association
	3.000% 08/17/07	1,000,000	995,025
	3.000% 09/05/07	44,000	43,719
	4.250% 07/15/07	170,000	169,754
	4.375% 09/07/07	366,000	364,997
	4.840% 06/22/07	50,620,000	50,604,852
	5.000% 08/24/07	500,000	499,524
	5.000% 09/14/07	12,000	11,983
	5.000% 11/23/07	3,180,000	3,175,866
	5.150% 09/21/07	85,000	84,927
	5.210% 06/21/07(a)	25,000,000	24,999,466
U.S. GOVERNMENT AGENCIES TOTAL			342,555,805

	Total Government & Agency Obligations (cost of $342,555,805)		342,555,805
Short-Term Obligations – 43.0%
	Repurchase agreement with Barclays Capital, dated 05/31/07, due on 06/01/07, at 5.310%, collateralized by FHLB and FNMA notes with various maturities to 09/02/08, market value $109,920,077 (repurchase proceeds $107,779,895)	107,764,000	107,764,000
	Repurchase agreement with Deutsche Bank Securities, dated 05/31/07, due on 06/01/07, at 5.310%, collateralized by FNMA, FHLMC and GNMA bonds with various maturities to 05/01/37, market value $153,000,000 (repurchase proceeds $150,022,125)	150,000,000	150,000,000

	Total Short-Term Obligations (cost of $257,764,000)		257,764,000

2

Total Investments – 100.1% (cost of $600,319,805)(c)	600,319,805

Other Assets & Liabilities, Net – (0.1)%	(459,257)

Net Assets – 100.0%	599,860,548

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees. Investments in other investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	Cost for federal income tax purposes is $600,319,805.

Acronym	Name

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

3

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Prime Reserves

		Par ($)	Value ($)*
Corporate Bonds – 40.6%
American Express Credit Corp.
	5.420% 03/05/08(a)	25,000,000	25,000,000
Axon Financial Funding LLC
	5.270% 06/08/07(b)(c)	25,000,000	24,974,382
	5.330% 04/25/08(a)(b)	100,000,000	99,991,011
Basic Water Co. SPE1 LLC
	LOC: U.S. Bank N.A.
	5.350% 08/01/24(a)	8,291,000	8,291,000
Bear Stearns Companies, Inc.
	5.330% 01/09/08(a)	75,000,000	75,000,000
Berks Medical Realty LP
	LOC: Wachovia Bank N.A.
	5.370% 03/01/26(a)	4,105,000	4,105,000
BF Ft. Myers, Inc.
	LOC: Fifth Third Bank
	5.370% 11/01/17(a)	11,840,000	11,840,000
BNP Paribas
	5.305% 09/26/07(a)	50,000,000	49,996,072
	5.320% 03/14/08(a)	25,000,000	25,000,000
Cheyne Finance LLC
	5.315% 01/25/08(a)(b)	65,500,000	65,489,562
	5.315% 03/25/08(a)(b)	50,000,000	49,990,146
	5.315% 06/09/08(a)(b)	90,000,000	89,978,900
Corporate Finance Managers, Inc.
	LOC: Wells Fargo Bank N.A.
	5.400% 02/02/43(a)	85,000	85,000
Credit Agricole SA
	5.325% 05/23/08(a)(b)	75,000,000	75,000,000
Cullinan Finance Corp.
	5.320% 08/15/07(a)(b)	100,000,000	99,998,047
	5.320% 10/22/07(a)(b)	25,000,000	24,999,015
	5.320% 03/25/08(a)(b)	100,000,000	99,975,707
Fifth Third Bancorp
	5.320% 05/22/08(a)(b)	50,000,000	50,000,000
Franklin Avenue Associates LP
	Insured: AMBAC
	5.340% 01/01/23(a)(b)	19,825,000	19,825,000
Galday Inn, Inc.
	LOC: Wachovia Bank N.A.
	5.420% 12/01/20(a)	4,445,000	4,445,000
General Electric Capital Corp.
	5.445% 10/17/07(a)	100,000,000	100,000,000

1

		Par ($)	Value ($)
Corporate Bonds – (continued)
Goldman Sachs Group, Inc.
	5.380% 04/14/08(a)	75,000,000	75,000,000
Grand Central, Inc.
	LOC: U.S. Bank N.A.
	5.380% 10/01/09(a)	1,730,000	1,730,000
Harrier Finance Funding LLC
	5.320% 11/15/07(a)(b)	25,000,000	24,998,856
HBOS Treasury Services PLC
	5.390% 04/30/08(a)(b)	60,000,000	60,000,000
James A. Martin & Donna F. Martin
	LOC: Wachovia Bank N.A.
	5.420% 07/01/20(a)	6,240,000	6,240,000
Kestrel Funding US LLC
	5.330% 10/05/07(a)(b)	50,000,000	50,000,000
Kingston Care Center of Sylvania
	LOC: JPMorgan Chase Bank
	5.370% 05/01/33(a)	11,425,000	11,425,000
L.E. Pope Building Co.
	LOC: Wachovia Bank N.A.
	5.440% 11/01/13(a)	8,365,000	8,365,000
Liberty Lighthouse Co. LLC
	5.320% 02/12/08(a)(b)	100,000,000	99,986,351
Liquid Funding Ltd.
	5.326% 09/06/07(a)(b)	100,000,000	99,994,699
	5.330% 11/15/07(a)(b)	25,000,000	24,998,856
LP Pinewood SPV LLC
	LOC: Wachovia Bank N.A.
	5.320% 02/01/18(a)	100,700,000	100,700,000
Merrill Lynch & Co., Inc.
	5.300% 05/16/08(a)	47,500,000	47,500,000
Morgan Stanley Asset Funding, Inc.
	5.463% 04/07/08(a)(d)	100,000,000	100,000,000
Morgan Stanley
	5.410% 05/23/08(a)	105,000,000	105,000,000
	5.480% 07/27/07(a)	35,000,000	35,007,312
National Rural Utilities Cooperative Finance Corp.
	5.310% 05/01/08(a)	81,500,000	81,500,000
Natixis NY
	5.347% 03/07/08(a)(b)	125,000,000	125,000,000
Northern Rock PLC
	5.340% 05/05/08(a)(b)	127,000,000	127,019,790
PCP Investors LLC
	LOC: Wells Fargo Bank N.A.
	5.400% 12/01/24(a)	100,000	100,000

2

		Par ($)	Value ($)
Corporate Bonds – (continued)
Premier Asset Collateralized Entity LLC
	5.330% 10/22/07(a)(b)	80,000,000	79,998,519
Pretasky Roach Properties LLC
	LOC: Wachovia Bank N.A.
	5.440% 01/01/19(a)	20,000	20,000
PS Greetings, Inc.
	LOC: ABN AMRO Bank
	5.480% 12/01/33(a)	525,000	525,000
Red Lion Evangelical Association, Inc.
	LOC: Wachovia Bank N.A.
	5.420% 06/01/26(a)	2,305,000	2,305,000
RH Sheppard Co., Inc.
	LOC: Wachovia Bank N.A.
	5.320% 06/01/11(a)	19,760,000	19,760,000
Sanders CRS Exchange LLC
	LOC: Wells Fargo Bank N.A.
	5.550% 10/01/23(a)	620,000	620,000
Sedna Finance, Inc.
	5.325% 12/07/07(a)(b)	55,000,000	54,998,572
SLM Corp.
	5.330% 04/18/08(a)(b)	100,000,000	99,982,592
Smith of Georgia LLC
	LOC: Fifth Third Bank
	5.370% 12/01/24(a)	10,860,000	10,860,000
Stanfield Victoria Funding LLC
	5.320% 03/17/08(a)(b)	100,000,000	99,988,179
	5.325% 10/12/07(a)(b)	25,000,000	24,998,641
Suncoast Beverage Sales LP
	LOC: Wachovia Bank N.A.
	5.320% 06/01/16(a)	8,895,000	8,895,000
Tack Capital Co.
	LOC: Wachovia Bank N.A.
	5.420% 06/01/31(a)	9,110,000	9,110,000
Tango Finance Corp.
	5.320% 10/15/07(a)(b)	25,000,000	24,999,066
	5.320% 11/19/07(a)(b)	15,000,000	14,999,295
	5.323% 10/15/07(a)(b)	25,000,000	24,999,292
Turf Valley, Inc.
	LOC: Wachovia Bank N.A.
	5.440% 08/01/14(a)	6,302,000	6,302,000
UBS AG/Stamford Branch
	5.400% 11/28/07	24,000,000	23,999,245
Unicredito Italiano Bank Ireland
	5.330% 05/14/08(a)(b)	100,000,000	100,000,000
	5.340% 05/02/08(a)(b)	100,000,000	100,000,000
	5.340% 05/08/08(a)(b)	60,000,000	60,000,000

3

		Par ($)	Value ($)
Corporate Bonds – (continued)
Wells Fargo & Co.
	5.330% 05/14/08(a)(b)	85,000,000	85,000,000
Westgate Investment Fund
	LOC: Wells Fargo Bank N.A.
	5.400% 02/01/12(a)	2,260,000	2,260,000
Westpac Banking Corp.
	5.340% 04/11/08(a)(b)	35,250,000	35,250,000
Whistlejacket Capital LLC
	5.320% 10/16/07(a)(b)	25,000,000	24,998,155
White Pine Finance LLC
	5.310% 05/15/08(a)(b)	75,000,000	74,980,333
	5.310% 05/19/08(a)(b)	92,500,000	92,473,825

	Total Corporate Bonds (cost of $3,270,872,420)		3,270,872,420
Commercial Paper – 20.5%
Carrera Capital Finance LLC
	5.260% 08/21/07(b)(c)	17,000,000	16,798,805
Cheyne Finance LLC
	5.210% 08/23/07(b)(c)	45,000,000	44,459,463
Concord Minutemen Capital Co. LLC
	5.230% 08/15/07(b)(c)	81,167,000	80,282,618
Countrywide Financial Corp.
	5.290% 06/28/07(c)	65,000,000	64,742,112
	5.290% 07/25/07(c)	65,000,000	64,484,225
	5.300% 07/30/07(c)	110,000,000	109,044,528
FCAR Owner Trust I
	5.200% 10/12/07(c)	40,000,000	39,231,556
	5.210% 07/24/07(c)	100,000,000	99,232,972
FCAR Owner Trust II
	5.210% 07/23/07(c)	74,515,000	73,954,233
Five Finance, Inc.
	5.195% 11/30/07(b)(c)	25,000,000	24,343,410
Giro Balanced Funding Corp.
	5.275% 06/05/07(b)(c)	131,676,000	131,598,823
	5.280% 06/20/07(b)(c)	51,000,000	50,857,880
Giro Funding US Corp.
	5.255% 07/13/07(b)(c)	50,000,000	49,693,458
Grampian Funding LLC
	5.205% 07/24/07(b)(c)	25,000,000	24,808,427
Greyhawk Funding LLC
	5.280% 06/21/07(b)(c)	66,000,000	65,806,400

4

		Par ($)	Value ($)
Commercial Paper – (continued)
Kestrel Funding US LLC
	5.250% 07/19/07(b)(c)	27,511,000	27,318,423
Lake Constance Funding LLC
	5.240% 06/05/07(b)(c)	100,000,000	99,941,778
Manhattan Asset Funding Co. LLC
	5.250% 07/13/07(b)(c)	142,500,000	141,627,187
	5.270% 06/14/07(b)(c)	6,000,000	5,988,582
	5.290% 06/28/07(b)(c)	16,141,000	16,076,961
Nationwide Building Society
	5.210% 08/08/07(b)(c)	65,000,000	64,360,328
Rhineland Funding Capital Corp.
	5.280% 07/25/07(b)(c)	11,113,000	11,024,985
	5.280% 08/07/07(b)(c)	78,877,000	78,101,902
	5.280% 08/09/07(b)(c)	50,551,000	50,039,424
	5.290% 06/12/07(b)(c)	88,092,000	87,949,609
	5.320% 06/01/07(b)(c)	1,770,000	1,770,000
Solitaire Funding LLC
	5.250% 08/23/07(b)(c)	25,000,000	24,697,396
Sunbelt Funding Corp.
	5.250% 08/10/07(b)(c)	50,197,000	49,684,572
Tango Finance Corp.
	5.250% 08/23/07(b)(c)	35,000,000	34,576,354
White Pine Finance LLC
	5.255% 08/22/07(b)(c)	18,775,000	18,550,268

	Total Commercial Paper (cost of $1,651,046,679)		1,651,046,679
Extendible Commercial Notes – 12.5%
Brahms Funding Corp.
	5.275% 06/06/07(b)(c)	50,000,000	49,963,368
Ivory Funding Corp.
	5.310% 06/28/07(b)(c)	28,768,000	28,653,431
KKR Atlantic Funding Trust
	5.300% 06/27/07(b)(c)	50,000,000	49,808,611
Ormond Quay Funding LLC
	5.370% 06/01/07(b)(c)	118,000,000	118,000,000
Park Granada LLC
	5.270% 06/29/07(b)(c)	54,000,000	53,778,660
	5.270% 07/13/07(b)(c)	40,401,000	40,152,601
Rams Funding Three LLC
	5.300% 06/25/07(b)(c)	156,775,000	156,221,062
Rams Funding Two LLC
	5.300% 06/14/07(b)(c)	123,435,000	123,198,759

5

		Par ($)	Value ($)
Extendible Commercial Notes – (continued)
Sandlot Funding LLC
	5.280% 07/13/07(b)(c)	22,900,000	22,758,936
Thornburg Mortgage Capital Resources LLC
	5.280% 06/11/07(b)(c)	40,000,000	39,941,333
	5.300% 06/08/07(b)(c)	250,000,000	249,742,361
	5.300% 06/29/07(b)(c)	25,000,000	24,896,945
Tulip Funding Corp.
	5.260% 07/23/07(b)(c)	50,000,000	49,620,111

	Total Extendible Commercial Notes (cost of $1,006,736,178)		1,006,736,178
Certificates of Deposit – 12.0%
Bank of Montreal
	5.330% 11/20/07	89,000,000	89,000,000
Bank of Tokyo Mitsubishi Ltd. NY
	5.320% 10/12/07	98,000,000	98,000,000
Barclays Bank PLC NY
	5.450% 06/12/07	53,500,000	53,500,000
	5.500% 06/18/07	15,000,000	15,000,000
Canadian Imperial Bank of Commerce NY
	5.410% 03/17/08(a)	85,000,000	85,000,253
Credit Agricole SA
	5.330% 11/26/07	90,000,000	90,000,000
	5.520% 06/18/07	15,000,000	15,000,000
Credit Suisse NY
	5.320% 10/16/07	98,000,000	98,000,000
	5.420% 01/16/08	59,000,000	59,000,000
Deutsche Bank AG NY
	5.400% 11/21/07	49,000,000	48,999,256
Natixis NY
	5.410% 08/13/07(a)	50,000,000	50,000,000
Royal Bank of Canada NY
	5.370% 05/09/08(a)	40,000,000	40,000,000
Societe Generale
	5.335% 07/16/07	75,000,000	75,000,000
	5.500% 06/18/07	15,000,000	15,000,000
Washington Mutual Bank
	5.389% 04/18/08(a)	139,000,000	139,035,204

	Total Certificates of Deposit (cost of $970,534,713)		970,534,713

6

		Par ($)	Value ($)
Municipal Bonds – 6.0%
CALIFORNIA – 0.2%
CA Access to Loans for Learning Student Corp.
	Series 2001 II-A-6,
	LOC: State Street Bank & Trust Co.
	5.310% 07/01/36(a)	12,300,000	12,300,000
CALIFORNIA TOTAL			12,300,000
FLORIDA – 1.7%
FL Hurricane Catastrophe Fund
	Series 2006 B,
	5.330% 08/15/07(a)	135,000,000	134,995,940
FLORIDA TOTAL			134,995,940
GEORGIA – 0.1%
GA Talbot County Development Authority Industrial Development Revenue
	Junction City Mining Co.,
	Series 2000,
	LOC: Wachovia Bank N.A.
	5.440% 03/01/13(a)	9,945,000	9,945,000
GEORGIA TOTAL			9,945,000
IDAHO – 0.0%
ID Boise City Urban Renewal Agency
	Series 2004 B,
	LOC: KeyBank N.A.
	5.370% 03/01/13(a)	2,610,000	2,610,000
IDAHO TOTAL			2,610,000
LOUISIANA – 1.5%
LA New Orleans Pension Revenue
	Series 2000,
	Insured: AMBAC,
	SPA: Bank One Louisiana
	5.500% 09/01/30(a)	119,960,000	119,960,000
LOUISIANA TOTAL			119,960,000
MARYLAND – 0.4%
MD Baltimore Community Development Financing Corp.
	Series 2000,
	Insured: MBIA,
	LIQ FAC: First Union National Bank
	5.310% 08/15/30(a)	21,610,000	21,610,000
MD Health & Higher Educational Facilities Authority
	Glen Meadows Retirement Community,
	Series 1999 B,
	LOC: Wachovia Bank N.A.
	5.320% 07/01/29(a)	11,550,000	11,550,000
MARYLAND TOTAL			33,160,000
MICHIGAN – 0.0%
MI Housing Development Authority
	Canterbury Apartments Kalamazoo,
	Series 2003 B,
	LOC: FHLB

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
	5.440% 06/01/38(a)	879,000	879,000
MICHIGAN TOTAL			879,000
MINNESOTA – 0.0%
MN Eagan
	Multi-Family Revenue,
	Thomas Lake Housing Associates,
	Series 2003 A-2,
	Guarantor: FNMA
	5.380% 03/15/33(a)	2,510,000	2,510,000
MINNESOTA TOTAL			2,510,000
MISSISSIPPI – 0.2%
MS Business Finance Corp.
	Telepak, Inc.,
	Series 2000,
	LOC: First Union National Bank
	5.320% 09/01/15(a)	15,000,000	15,000,000
MISSISSIPPI TOTAL			15,000,000
MISSOURI – 0.5%
MO Kansas City Tax Increment Financing Commission
	Series 2005,
	LOC: LaSalle Bank N.A.
	5.390% 11/01/28(a)	36,170,000	36,170,000
MISSOURI TOTAL			36,170,000
NEW MEXICO – 0.0%
NM Las Cruces Industrial Development Revenue
	F & A Dairy Products, Inc.,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	5.400% 12/01/23(a)	3,500,000	3,500,000
NEW MEXICO TOTAL			3,500,000
NEW YORK – 0.2%
NY New York City Housing Development Corp.
	200 West 26 LLC,
	Series 2002 A,
	LOC: Bayerische Landesbank
	5.300% 06/01/33(a)	19,865,000	19,865,000
NEW YORK TOTAL			19,865,000
NORTH CAROLINA – 0.0%
NC Wake Forest University
	Series 1997,
	LOC: Wachovia Bank N.A.
	5.320% 07/01/17(a)	817,000	817,000
NORTH CAROLINA TOTAL			817,000

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – 1.0%
TX State
	Series 1994 A-2,
	SPA: DEPFA Bank PLC
	5.300% 12/01/33(a)	43,300,000	43,300,000
	Series 2004,
	SPA: Dexia Credit Local
	5.300% 12/01/24(a)	16,535,000	16,535,000
	Series 2005,
	SPA: Dexia Credit Local
	5.300% 12/01/26(a)	17,168,000	17,168,000
TEXAS TOTAL			77,003,000
WASHINGTON – 0.0%
WA Meadow Springs Country Club
	Series 2000,
	LOC: U.S. Bank N.A.
	5.380% 08/01/25(a)	2,335,000	2,335,000
WASHINGTON TOTAL			2,335,000
WISCONSIN – 0.2%
WI Housing & Economic Development Authority
	Series 2006 B,
	SPA: DEPFA Bank PLC
	5.300% 09/01/37(a)	16,445,000	16,445,000
WISCONSIN TOTAL			16,445,000

	Total Municipal Bonds (cost of $487,494,940)		487,494,940
Funding Agreements – 1.8%
Genworth Life Insurance Co.
	5.400% 06/05/08(a)(d)	25,000,000	25,000,000
Metropolitan Life Insurance Co.
	5.440% 05/29/08(a)(d)	68,000,000	68,000,000
New York Life Insurance
	5.420% 04/01/08(a)(d)	50,000,000	50,000,000

	Total Funding Agreements (cost of $143,000,000)		143,000,000

Asset-Backed Securities – 1.6%
Capital Auto Receivables Asset Trust
	5.340% 12/15/07(b)	656,347	656,347
Carlyle Loan Investment Ltd.
	5.405% 04/15/08(a)(b)(d)	65,000,000	65,000,000
Northlake CDO I Ltd.
	5.496% 03/06/33(a)(b)(d)	8,855,905	8,855,905
Paragon Mortgages PLC
	5.300% 06/15/41(a)(b)	43,045,892	43,045,892

9

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
	5.310% 10/15/41(a)(b)	13,833,491	13,833,491

	Total Asset-Backed Securities (cost of $131,391,635)		131,391,635

Repurchase Agreements – 4.7%
	Repurchase agreement with Barclays Capital, dated 05/31/07, due on 06/01/07, at 5.353%, collateralized by asset-backed securities with various maturities to 09/25/37, market value $309,000,001 (repurchase proceeds $300,044,608)	300,000,000	300,000,000
	Repurchase agreement with Deutsche Bank Securities, dated 05/31/07, due on 06/01/07, at 5.363%, collateralized by asset-backed securities and corporate bonds with various maturities to 02/01/43, market value $80,364,721 (repurchase proceeds $78,035,623)	78,024,000	78,024,000

	Total Repurchase Agreements (cost of $378,024,000)		378,024,000

	Total Investments – 99.7% (cost of $8,039,100,565)(e)		8,039,100,565

	Other Assets & Liabilities, Net – 0.3%		27,673,812

	Net Assets – 100.0%		8,066,774,377

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees. Investments in other investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $4,648,371,657, which represents 57.6% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Carlyle Loan Investment Ltd.
5.405% 04/11/08	03/13/07	$65,000,000
Northlake CDO I Ltd.
5.496% 03/06/33	03/02/07	8,855,905
		$73,855,905

(c)	The rate shown represents the discount rate at the date of purchase.

(d)	Illiquid security.

(e)	Cost for federal income tax purposes is $8,039,100,565.

10

Acronym	Name

AMBAC	Ambac Assurance Corp.
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

11

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Connecticut Municipal Reserves

		Par ($)	Value ($)*
Municipal Bonds – 98.9%
ALABAMA – 1.2%
AL Birmingham Public Educational Building Authority
	CHF-Birmingham LLC,
	Series 2000 A,
	LOC: Wachovia Bank N.A.
	3.770% 06/01/30(a)	2,105,000	2,105,000
ALABAMA TOTAL			2,105,000
ALASKA – 2.3%
AK Valdez
	Exxon Mobil Corp.,
	Series 1993 A,
	3.910% 12/01/33(a)	3,860,000	3,860,000
ALASKA TOTAL			3,860,000
CONNECTICUT – 61.1%
CT Development Authority
	Health Care Revenue,
	Independent Living Program,
	Series 1990,
	LOC: Chase Manhattan Bank
	3.800% 07/01/15(a)	4,295,000	4,295,000
	Industrial Development Revenue:
	Series 1984,
	LOC: Citizens Bank of Connecticut
	3.820% 12/01/14(a)	3,050,000	3,050,000
	The Energy Network, Inc.:
	Series 1998, AMT,
	LOC: Sovereign Bank FSB,
	LOC: Bank of Nova Scotia
	3.770% 09/01/25(a)	5,000,000	5,000,000
	Series 2000, AMT,
	LOC: Sovereign Bank FSB,
	LOC: Bank of Nova Scotia
	3.770% 01/01/30(a)	2,000,000	2,000,000
	Pollution Control Revenue,
	Central Vermont Public Service,
	Series 1985,
	LOC: Citizens Bank N.A.
	3.910% 12/01/15(a)	2,600,000	2,600,000
	Solid Waste Program,
	Rand-Whitney Containerboard LP,
	Series 1993, AMT,
	LOC: Bank of Montreal
	3.790% 08/01/23(a)	2,555,000	2,555,000
	Water Facility Revenue:
	Series 2004 A, AMT,
	LOC: Citizens Bank of Rhode Island
	3.780% 07/01/28(a)	1,450,000	1,450,000
	Series 2004 B,
	LOC: Citizens Bank of Rhode Island
	3.750% 09/01/28(a)	1,125,000	1,125,000
CT Fairfield
	Series 2006,
	4.500% 07/26/07	3,000,000	3,003,440

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
CONNECTICUT – (continued)
CT Health & Educational Facilities Authority
	Ascension Health,
	Series 1999 B,
	3.700% 11/15/29(a)	470,000	470,000
	Hospital of St. Raphael,
	Series 2004 M,
	LOC: KBC Bank N.V.
	3.700% 07/01/24(a)	6,705,000	6,705,000
	Kingswood Oxford School,
	Series 2002 B,
	LOC: Allied Irish Bank PLC
	3.770% 07/01/30(a)	2,000,000	2,000,000
	Quinnipiac University,
	Series 2003 G,
	LOC: JPMorgan Chase Bank
	3.890% 07/01/23(a)	1,690,000	1,690,000
	Taft School,
	Series 2000 E,
	LOC: Wachovia Bank N.A.
	3.800% 07/01/30(a)	4,000,000	4,000,000
	Yale University:
	Series 2001 V-2,
	3.900% 07/01/36(a)	6,445,000	6,445,000
	Series 2003 X-3,
	3.900% 07/01/37(a)	1,285,000	1,285,000
	Series 2005 Y-3,
	3.900% 07/01/35(a)	5,035,000	5,035,000
CT Housing Finance Authority
	Series 2000 B-3, AMT,
	Insured: AMBAC,
	SPA: FHLB
	3.750% 11/15/31(a)	3,500,000	3,500,000
	Series 2002 B-3, AMT,
	Insured: AMBAC,
	SPA: FHLB
	3.780% 05/15/33(a)	3,000,000	3,000,000
	Series 2002 D-1,
	Insured: AMBAC,
	SPA: FHLB
	3.680% 11/15/23(a)	2,895,000	2,895,000
	Series 2005 D-5, AMT,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	3.750% 11/15/35(a)	1,975,000	1,975,000
	Series 2005, AMT:
	LIQ FAC: Landesbank Hessen-Thuringen,
	GIC: Rabobank International
	3.810% 11/15/09(a)	20,000	20,000
	LIQ FAC: Lehman Liquidity
	3.890% 11/15/29(a)	9,000,000	9,000,000
	Series 2006, AMT,
	LIQ FAC: Merrill Lynch Capital Services
	3.810% 11/15/31(a)	1,000,000	1,000,000

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
CONNECTICUT – (continued)
CT New Haven
	3.610% 06/06/07	5,000,000	5,000,000
CT Regional School District No. 10
	Series 2006,
	4.500% 08/13/07	4,000,000	4,006,496
CT South Central Regional Water Authority Water Systems Revenue
	Series 2003 B,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.800% 08/01/32(a)	1,350,000	1,350,000
CT Special Tax Obligation Revenue
	Series 2000-1,
	Insured: FGIC,
	SPA: Dexia Public Finance Bank
	3.800% 09/01/20(a)	3,000,000	3,000,000
	Series 2001 B,
	Insured: FSA
	5.000% 10/01/07	5,000,000	5,024,379
CT State
	Series 2001 A,
	SPA: Landesbank Hessen-Thuringen
	3.800% 02/15/21(a)	2,240,000	2,240,000
	Series 2001,
	LIQ FAC: JPMorgan Chase Bank
	3.940% 06/15/15(a)	4,400,000	4,400,000
	Series 2006-75,
	Insured: AMBAC,
	LIQ FAC: Goldman Sachs
	3.800% 06/01/20(a)	780,000	780,000
CT University
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.780% 01/15/11(a)	3,100,000	3,100,000
CONNECTICUT TOTAL			102,999,315
PUERTO RICO – 34.3%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2007,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	3.820% 12/27/08(a)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002-1,
	Insured: MBIA,
	LIQ FAC: Bank of New York
	3.770% 07/01/20(a)	3,800,000	3,800,000
	Series 2005-681,
	Insured: FGIC,
	LIQ FAC: JPMorgan Chase Bank
	3.780% 07/01/12(a)	3,505,000	3,505,000

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.730% 01/01/11(a)(b)	3,500,000	3,500,000
	Series 2004-1,
	Insured: MBIA,
	LIQ FAC: Citigroup Financial Products
	3.790% 09/15/21(a)	3,495,000	3,495,000
	Series 2005,
	Insured: AMBAC,
	LIQ FAC: Dexia Credit Local
	3.750% 07/01/41(a)	1,000,000	1,000,000
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	3.750% 07/01/20(a)	1,195,000	1,195,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000-2,
	LIQ FAC: Bank of New York
	3.770% 10/01/23(a)(c)	5,330,000	5,330,000
	Series 2005 Z-6,
	Insured: FGIC,
	LIQ FAC: Goldman Sachs
	3.820% 06/26/37(a)	3,118,000	3,118,000
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.750% 07/01/24(a)	2,000,000	2,000,000
PR Commonwealth of Puerto Rico Municipal Securities Trust Certificates
	Series 2000 Class A,
	LIQ FAC: Bear Stearns Capital Markets
	3.760% 07/05/09(a)(c)	4,000,000	4,000,000
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003,
	Insured: CIFG,
	LIQ FAC: Morgan Stanley
	3.780% 07/01/36(a)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico
	Reset Optional Certificates Trust II-R,
	Series 2006,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	3.820% 01/01/13(a)	6,000,000	6,000,000
	Series 2000-620,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.750% 01/01/13(a)	2,000,000	2,000,000
	Series 2001,
	Insured: FSA,
	LIQ FAC: Bank of New York
	3.770% 07/01/27(a)	2,500,000	2,500,000
	Series 2003,
	Insured: MBIA,
	LIQ FAC: Morgan Stanley
	3.780% 07/01/20(a)	425,000	425,000

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
	Series 2006:
	4.500% 07/30/07	4,000,000	4,005,286
	LIQ FAC: Goldman Sachs,
	GTY AGMT: Goldman Sachs & Co.
	3.790% 07/01/35(a)	2,380,000	2,380,000
PR TICS/TOCS Trust
	Series 2001-2,
	Insured: FSA,
	LIQ FAC: Bank of New York
	3.770% 07/01/19(a)	3,500,000	3,500,000
PUERTO RICO TOTAL			57,753,286

	Total Municipal Bonds (cost of $166,717,601)		166,717,601
Variable Rate Demand Note – 0.6%
Puttable Floating Option Tax-Exempt Receipts
	Series 2006 A,
	SPA: Merrill Lynch Capital Services
	3.840% 10/01/39(a)	925,000	925,000

	Total Variable Rate Demand Note (cost of $925,000)		925,000

	Total Investments– 99.5% (cost of $167,642,601) (d)		167,642,601

	Other Assets & Liabilities, Net – 0.5%		899,216

	Net Assets – 100.0%		168,541,817

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees. Investments in other investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)	Illiquid security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid, amounted to $9,330,000, which represents 5.5% of net assets.

(d)	Cost for federal income tax purposes is $167,642,601.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.

5

FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO

May 31, 2007 (Unaudited)	Columbia Massachusetts Municipal Reserves

		Par ($)	Value ($)
Municipal Bonds – 99.5%
ALASKA – 1.4%
AK Valdez
	Exxon Mobil Corp.,
	Series 1993 A,
	3.910% 12/01/33(a)	3,795,000	3,795,000
ALASKA TOTAL			3,795,000
MASSACHUSETTS – 79.7%
MA Bay Transportation Authority
	Sales Tax Revenue:
	Series 2005,
	LIQ FAC: Lehman Liquidity Co.
	3.820% 07/01/31(a)	4,000,000	4,000,000
	Series 2006,
	LIQ FAC: Dexia Credit Local
	3.790% 07/01/27(a)	500,000	500,000
	Series 2007,
	LIQ FAC: JPMorgan Chase Bank
	3.810% 07/01/25(a)	5,675,000	5,675,000
	Series 2005,
	LIQ FAC: Societe Generale
	3.940% 07/01/30(a)	2,060,000	2,060,000
MA Boston Industrial Development Financing Authority
	Massdevelopment New Markets,
	Series 2006 B,
	LOC: Sovereign Bank,
	LOC: Fifth Third Bank
	3.700% 06/01/36(a)	7,000,000	7,000,000
	Series 2006 A,
	LOC: Sovereign Bank,
	LOC: Fifth Third Bank
	3.700% 06/01/36(a)	8,000,000	8,000,000
MA Development Finance Agency
	3.650% 07/05/07	10,000,000	10,000,000
	3.680% 09/04/07	8,900,000	8,900,000
	Boston College High School,
	Series 2003,
	LOC: Citizens Bank of Massachusetts
	3.790% 08/01/33(a)	3,000,000	3,000,000
	Dexter School,
	Series 2000,
	Insured: MBIA,
	SPA: First Union National Bank
	3.790% 05/01/31(a)	4,090,000	4,090,000
	Elderhostel, Inc.,
	Series 2000,
	LOC: Citizens Bank of Massachusetts,
	LOC: Royal Bank of Scotland
	3.790% 08/01/30(a)	2,400,000	2,400,000
	Epichem, Inc.,
	Series 2001, AMT,
	LOC: Wachovia Bank N.A.
	3.920% 04/01/16(a)	2,160,000	2,160,000

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
	Governor Dummer Academy,
	Series 2006 D,
	LOC: Citizens Bank of Massachusetts
	3.790% 08/01/36(a)	5,000,000	5,000,000
	Mystic Valley Regional Charter School,
	Series 2005,
	LOC: Sovereign Bank FSB,
	LOC: Bank of Nova Scotia
	3.760% 06/15/08(a)	2,530,000	2,530,000
	Series 2004 A, AMT,
	LOC: PNC Bank N.A.
	3.800% 12/01/37(a)	4,560,000	4,560,000
	Series 2006, AMT,
	Guarantor: FNMA
	3.780% 07/15/40(a)	5,000,000	5,000,000
	Series 2007,
	LOC: Sovereign Bank FSB,
	LOC: Banco Santander
	3.770% 06/01/37(a)	6,000,000	6,000,000
	Shady Hill School,
	Series 1998 A,
	LOC: Citizens Bank of Massachusetts
	3.760% 10/01/28(a)	4,600,000	4,600,000
	The Belmont Day School, Inc.,
	Series 2001,
	LOC: Sovereign Bank FSB,
	LOC: PNC Bank N.A.
	3.790% 07/01/31(a)	4,000,000	4,000,000
	Various Bridgewell, Inc.,
	Series 2005 A,
	LOC: KeyBank N.A.
	3.790% 06/01/30(a)	3,585,000	3,585,000
	Young Men’s Christian Association of Greater Boston,
	Series 2004 B,
	LOC: Citizens Bank of Massachusetts
	3.770% 12/31/07(a)	2,000,000	2,000,000
	Young Men’s Christian Association of the North Shore,
	Series 2002,
	LOC: KeyBank N.A.
	3.840% 11/01/22(a)	4,920,000	4,920,000
MA Eclipse Funding Trust
	Series 2005,
	Insured: FSA,
	LIQ FAC: U.S. Bank Trust, N.A.
	3.790% 08/15/24(a)	6,370,000	6,370,000
	Series 2006,
	Insured: AMBAC,
	LIQ FAC: U.S. Bank Trust, N.A.
	3.780% 07/01/35(a)	3,380,000	3,380,000
MA Health & Educational Facilities Authority
	Emmanuel College,
	Series 2003,
	LOC: Allied Irish Bank PLC,
	LOC: State Street Bank & Trust Co.
	3.800% 07/01/33(a)	8,000,000	8,000,000
	Harvard University,
	Series 1999 R,

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
	3.780% 11/01/49(a)	3,340,000	3,340,000
	Partners Healthcare Systems, Inc.,
	Series 2003 D-4,
	SPA: Citibank N.A.
	3.750% 07/01/38(a)	4,300,000	4,300,000
	Series 2003,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.730% 01/01/09(a)	6,350,000	6,350,000
MA Housing Finance Agency
	Series 2005 R-421, AMT,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.840% 07/01/22(a)	4,700,000	4,700,000
	Series 2005, AMT,
	Insured: FSA,
	SPA: Merrill Lynch Capital Services
	3.810% 07/01/25(a)	1,500,000	1,500,000
	Series 2006, AMT:
	LIQ FAC: Merrill Lynch Capital Services
	3.810% 12/01/28(a)	1,000,000	1,000,000
	SPA: Bank of New York
	3.800% 06/01/31(a)	3,300,000	3,300,000
MA Industrial Finance Agency
	Governor Dummer Academy,
	Series 1996,
	LOC: Citizens Bank of Massachusetts
	3.790% 07/01/26(a)	2,800,000	2,800,000
	Jewish Geriatric Services, Inc.,
	Series 1997 A,
	LOC: Sovereign Bank FSB,
	LOC: Lloyds TSB Bank PLC
	3.730% 05/15/13(a) LETTER OF CREDIT	2,600,000	2,600,000
	Series 1996, AMT,
	LOC: Citizens Bank of Massachusetts
	3.860% 05/01/16(a)	1,600,000	1,600,000
MA Lehman Municipal Trust Receipts
	Series 2006 K-22, AMT,
	LIQ FAC: Lehman Liquidity Co.
	3.900% 12/01/48(a)	5,515,000	5,515,000
	Series 2007,
	Insured: FGIC,
	LIQ FAC: Lehman Liquidity Co.
	3.651% 05/01/37(a)	4,000,000	4,000,000
MA Municipal Securities Trust Certificates
	Series 2007 A, AMT,
	Insured: AMBAC,
	LIQ FAC: Bear Stearns Capital Markets
	3.810% 01/21/19(a)(b)	3,000,000	3,000,000
MA Port Authority
	Series 2005, AMT,
	Insured: AMBAC,
	LIQ FAC: Citibank N.A.
	3.880% 01/01/22(a)	2,500,000	2,500,000

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
MA School Building Authority
	Sales Tax Revenue,
	Series 2005 A,
	Insured: FSA,
	LIQ FAC: Citibank N.A.
	3.820% 08/15/30(a)	1,000,000	1,000,000
	Series 2007,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.810% 02/15/15(a)	5,000,000	5,000,000
MA Special Obligation
	Dedicated Tax Revenue,
	Series 2004,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.790% 01/01/12(a)	6,140,000	6,140,000
MA State
	3.720% 06/07/07	10,008,000	10,008,000
	Series 2000 A,
	SPA: Landesbank Baden-Wurttemberg
	3.900% 12/01/30(a)	4,825,000	4,825,000
	Series 2006 A,
	SPA: Dexia Credit Local
	3.850% 03/01/26(a)	1,220,000	1,220,000
	Series 2006 B-06,
	Insured: FGIC,
	SPA: Wachovia Bank N.A.
	3.830% 08/01/21(a)	4,980,000	4,980,000
	Series 2006,
	Insured: FSA,
	LIQ FAC: Rabobank Nederland
	3.810% 09/01/24(a)	5,700,000	5,700,000
MA University Building Authority Facilities
	Series 2004,
	Insured: MBIA,
	SPA: Merrill Lynch Capital Services
	3.790% 05/01/12(a)	4,125,000	4,125,000
	Series 2006,
	Insured: AMBAC,
	SPA: DEPFA Bank PLC
	3.760% 11/01/34(a)	4,080,000	4,080,000
MA Water Pollution Abatement
	Series 2002,
	5.000% 08/01/07	1,500,000	1,503,595
MA Water Resources Authority
	Series 2001 A,
	Insured: FGIC,
	SPA: Bayerische Landesbank
	3.750% 08/01/23(a)	2,870,000	2,870,000
MASSACHUSETTS TOTAL			215,686,595
PUERTO RICO – 16.9%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2007,
	LIQ FAC: Citigroup Financial Products
	3.820% 12/27/08(a)	5,000,000	5,000,000

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003,
	Insured: FGIC,
	SPA: Merrill Lynch Capital Services
	3.730% 01/01/11(a)(c)	3,000,000	3,000,000
	Series 2006,
	Insured: MBIA,
	LIQ FAC: Merrill Lynch Capital Services
	3.750% 07/01/20(a)	1,800,000	1,800,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000-2,
	LIQ FAC: Bank of New York
	3.770% 10/01/23(a)(b)	5,000,000	5,000,000
	Series 2006,
	Insured: AMBAC,
	SPA: Merrill Lynch Capital Services
	3.750% 07/01/24(a)	2,000,000	2,000,000
PR Commonwealth of Puerto Rico Municipal Securities Trust Certificates
	Series 2000 Class A,
	LIQ FAC: Bear Stearns Capital Markets
	3.760% 07/05/09(a)(b)	9,995,000	9,995,000
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2003,
	Insured: CIFG,
	LIQ FAC: Morgan Stanley
	3.780% 07/01/36(a)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2003-363,
	Insured: AMBAC,
	LIQ FAC: JPMorgan Chase Bank
	3.780% 12/01/19(a)(b)	1,000,000	1,000,000
PR Commonwealth of Puerto Rico
	Reset Optional Certificates Trust II-R,
	Series 2006,
	LIQ FAC: Citigroup Financial Products,
	GTY AGMT: Citigroup Financial Products
	3.820% 09/03/09(a)	5,000,000	5,000,000
	Series 2003,
	Insured: MBIA,
	LIQ FAC: Morgan Stanley
	3.780% 07/01/20(a)	3,775,000	3,775,000
	Series 2006:
	4.500% 07/30/07	4,805,000	4,811,246
	LIQ FAC: Goldman Sachs,
	GTY AGMT: Goldman Sachs & Co.
	3.790% 07/01/35(a)	1,440,000	1,440,000
PUERTO RICO TOTAL			45,821,246
TEXAS – 1.5%
TX Brazos River Harbor Navigation District
	Merey Sweeny LP,

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
	Series 2002 A, AMT,
	LOC: JPMorgan Chase Bank
	3.950% 04/01/21(a)	4,010,000	4,010,000
TEXAS TOTAL			4,010,000

	Total Municipal Bonds (cost of $269,312,841)		269,312,841

	Total Investments – 99.5% (cost of $269,312,841)(d)		269,312,841

	Other Assets & Liabilities, Net – 0.5%		1,344,687

	Net Assets – 100.0%		270,657,528

Notes to Investment Portfolio:

*

Security Valuation:

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees. Investments in other investment companies are valued at net asset value.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid, amounted to $18,995,000, which represents 7.0% of net assets.

(c)	Illiquid security.

(d)	Cost for federal income tax purposes is $269,312,841.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

6

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item  3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 23, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 23, 2007